March 31, 1999

Taxable
Bond
Portfolios

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

 Not FDIC Insured
  May Lose Value
No Bank Guarantee

                                    BLACKROCK
                                  FUNDS (LOGO)
                    PURE INVESTMENT STYLE(REGISTRATION MARK)
                                [GRAPHIC OMITTED]

                                 BLACKROCK FUNDS

                             TAXABLE BOND PORTFOLIOS

* Low Duration Bond                   * GNMA
* Intermediate Government Bond        * Managed Income
* Intermediate Bond                   * International Bond
* Core Bond                           * High Yield Bond
* Government Income



                                TABLE OF CONTENTS

SHAREHOLDER LETTER...........................................................  1
PORTFOLIO SUMMARIES
      Low Duration Bond......................................................  3
      Intermediate Government Bond...........................................  4
      Intermediate Bond......................................................  5
      Core Bond..............................................................  6
      Government Income......................................................  7
      GNMA...................................................................  8
      Managed Income.........................................................  9
      International Bond..................................................... 10
      High Yield Bond........................................................ 11
      Note on Performance Information........................................ 12
STATEMENT OF NET ASSETS/SCHEDULE OF INVESTMENTS............................13-46
      Core Bond Statement of Assets & Liabilities............................ 31
      Government Income Statement of Assets & Liabilities.................... 34
      International Bond Statement of Assets & Liabilities................... 44
PORTFOLIO FINANCIAL STATEMENTS
      Statement of Operations..............................................48-49
      Statement of Cash Flows..............................................50-53
      Statement of Changes in Net Assets...................................54-57
      Financial Highlights.................................................58-65
NOTES TO FINANCIAL STATEMENTS..............................................66-78

                                 BLACKROCK FUNDS

March 31, 1999

Dear Shareholder:

      We are pleased to present the Semi-Annual Report for the BlackRock Funds for March 31, 1999.

      These are certainly exciting times for the U.S. stock market. On March 29, 1999, the Dow Jones Industrial Average (DJIA) eclipsed the mythic 10,000 level for the first time in history, only to fall slightly below this mark at the end of the period. This milestone is a media event that has created considerable excitement and propelled the stock market into the forefront of public attention. We believe that times like these present a good opportunity for investors to look past the heat of the moment and focus on the true meaning of events.

      A quick look at recent history confirms that 10,000 on the Dow is indeed a lofty height. It was only 27 years ago in 1972 that the Dow reached the 1,000 level for the first time. But that success did not last. Battered by recession in the U.S. economy and worldwide oil shortages, the Dow plummeted below 600 in 1974, the lowest point in a generation, and it didn't get back to 1,000 again until 1982. From 1982 to 1994 the Dow climbed to the 3,500 level. From there it moved to 5,000 in 1996, 7,500 in 1998 and 10,000 in 1999. By anyone's measure this has been a fast and impressive, yet often volatile, climb.

      On the other hand, it is worth remembering that the Dow is not a broad based index -- in fact it is only 30 stocks! While the Dow has been flying high, many stocks, particularly smaller stocks, have not. Furthermore, the stocks that make up the Dow are some of the largest of the large cap stocks, the very group that has done so well over recent years. At the same time returns on small cap stocks, measured by the Russell 2000, have lagged by returning -16.25% for the twelve months ended March 31, 1999 and the large caps, measured by the S&P 500, have been humming along at a rate of 18.58% in the same time period.

      Is the market overdue for a significant correction, or can it continue to move still higher? Of course, none of us can predict the future but there are several important positive indications. We believe the economy is strong, interest rates are favorable and inflation appears under control. While BlackRock believes that the market will remain in positive territory for the remainder of 1999, we also believe that growth will be tempered and that investors would do well to roll back their expectations to more modest levels. If you look at stock market performance from 1926 to 1998, as presented in the Ibbotson 1999 Yearbook, Large Company Stocks (S&P Composite Index) returned an average annual rate of 11.2%, Small Company Stocks (9th and 10th Deciles NYSE plus corresponding AMEX and OTC) at 12.4%, and Long Term Bonds (Salomon Brothers Long Term High-Grade Corporate Bond Index) at 5.8%. While past performance does not predict future returns, common sense suggests that the market cannot be expected to keep growing at current rates.

      These historical returns, while not approaching the returns of recent years, are still significant and confirm the appropriateness of our core investment philosophy for long-term investors: start investing early and stay invested through all market cycles. Of course, the asset allocation that you use for your portfolio can change to reflect changes in the market and in your own personal financial situation.

                                 BLACKROCK FUNDS

     We also believe that with the Federal Reserve currently holding steady on interest rates, investors should not overlook the investment opportunity in the bond market, both taxable and tax free. We are pleased to report that during the period of this report we successfully launched a new fund, the BlackRock High Yield Bond Portfolio, designed for investors who want high current income from investing in securities that are rated less than investment grade.

      We are pleased with the growth of BlackRock Funds during the past six months. The addition of the BlackRock High Yield Bond Portfolio in November 1998 increased the number of BlackRock Funds to 36 investment portfolios. Additionally, we received record inflows into the fund family, which helped bring our total assets under management to approximately $25 billion as of March 31, 1999.

      Thank you for your continued confidence in BlackRock Funds. We value your business and appreciate the opportunity to help you achieve your long-term investment goals.


/S/ KAREN SABATH

Karen H. Sabath
MANAGING DIRECTOR
BLACKROCK ADVISORS, INC.

                                 BLACKROCK FUNDS

                           LOW DURATION BOND PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $291.1 MILLION

PERFORMANCE BENCHMARK:
     MERRILL LYNCH 1-3 YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING PRIMARILY IN INVESTMENT GRADE SECURITIES WITH MATURITIES FROM 3 TO 5 YEARS. THE PORTFOLIO MAY ALSO INVEST UP TO 20% OF ITS ASSETS IN DEBT SECURITIES OF FOREIGN ISSUERS AND UP TO 20% IN BELOW INVESTMENT GRADE SECURITIES RATED B OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST SIX MONTHS. FOR THE PERIOD, THE YIELD OF THE 2-YEAR TREASURY ROSE 0.71% FROM 4.27% ON SEPTEMBER 30, 1998 TO 4.98% ON MARCH 31, 1999.
     (BULLET) ASSET-BACKED SECURITIES (ABS) CONTINUED TO BE THE PORTFOLIO'S LARGEST SECTOR WEIGHTING DURING THE PERIOD, AS THE MANAGER BELIEVED THIS SECTOR OFFERED ATTRACTIVE TOTAL RETURNS OPPORTUNITIES WITHIN THE SHORT DURATION SECTOR.
     (BULLET) THE MANAGER INCREASED THE PORTFOLIO'S WEIGHTING TO MORTGAGE PASS-THROUGH SECURITIES AND CORPORATE BONDS DURING THE PERIOD. IN THE MORTGAGE SECTOR, EMPHASIS WAS PLACED ON ISSUES THAT OFFER RELATIVE PREPAYMENT STABILITY. WITHIN THE PORTFOLIO'S CORPORATE WEIGHTING, THE MANAGER HAS EMPHASIZED LOWER-RATED INVESTMENT GRADE SECURITIES IN AN ATTEMPT TO CAPITALIZE UPON NARROWING CREDIT SPREADS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE LOW DURATION BOND PORTFOLIO AND THE MERRILL 1-3 YEAR TREASURY
            INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Institutional     Service       Investor A      Investor B     Investor C        BlackRock    Merrill 1-3 Year
               Class          Class          Class           Class          Class            Class       Treasury Index

  Jul-17-92   $10,000        $10,000        $ 9,700         $10,000         $10,000         $10,000         $10,000
     Sep-92    10,079         10,079          9,777          10,079          10,079          10,079          10,288
     Dec-92    10,137         10,137          9,833          10,137          10,137          10,137          10,595
     Mar-93    10,295         10,295          9,986          10,295          10,295          10,295          10,614
     Jun-93    10,468         10,468         10,154          10,468          10,468          10,468          10,848
     Sep-93    10,620         10,620         10,302          10,620          10,620          10,620          10,965
     Dec-93    10,711         10,711         10,390          10,711          10,711          10,711          11,122
     Mar-94    10,691         10,691         10,370          10,691          10,691          10,691          11,188
     Jun-94    10,713         10,713         10,391          10,713          10,713          10,713          11,132
     Sep-94    10,837         10,837         10,512          10,837          10,837          10,837          11,141
     Dec-94    10,860         10,860         10,534          10,860          10,860          10,860          11,251
     Mar-95    11,214         11,214         10,878          11,214          11,214          11,214          11,251
     Jun-95    11,521         11,521         11,175          11,521          11,521          11,521          11,629
     Sep-95    11,767         11,767         11,414          11,767          11,767          11,767          12,002
     Dec-95    12,001         12,001         11,641          12,001          12,001          12,001          12,182
     Mar-96    12,023         12,009         11,644          12,004          12,004          12,023          12,489
     Jun-96    12,149         12,125         11,752          12,115          12,115          12,149          12,531
     Sep-96    12,347         12,313         11,929           1,229          12,298          12,347          12,657
     Dec-96    12,610         12,565         12,168          12,537          12,537          12,610          12,866
     Mar-97    12,668         12,614         12,210          12,789          12,789          12,938          13,197
     Sep-97    13,196         13,122         12,692          13,003          13,003          13,199          13,487
     Dec-97    13,370         13,286         12,845          13,135          13,135          13,379          13,752
     Mar-98    13,588         13,492         13,039          13,309          13,309          13,602          13,983
     Jun-98    13,808         13,699         13,235          13,483          13,483          13,828          14,197
     Sep-98    14,156         14,035         13,552          13,781          13,781          14,182          14,634
     Dec-98    14,256         14,125         13,634          13,838          13,838          14,288          14,745
     Mar-99    14,425         14,280         13,778          13,958          13,958          14,461          14,834

                        For period ending March 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                                         From
                                     1 Year     3 Year       5 Year    Inception
  BlackRock Class                    6.32%       6.36%       6.23%       5.66%
  Institutional Class                6.16%       6.27%       6.17%       5.62%
  Service Class                      5.84%       5.95%       5.96%       5.46%
  Investor A Class (Load Adjusted)   2.46%       4.70%       5.20%       4.89%
  Investor A Class (NAV)             5.66%       5.77%       5.85%       5.37%
  Investor B Class (Load Adjusted)   0.12%       3.92%       5.05%       5.10%
  Investor B Class (NAV)             4.88%       5.16%       5.48%       5.10%
  Investor C Class (Load Adjusted)   3.83%       5.16%       5.48%       5.10%
  Investor C Class (NAV)             4.88%       5.16%       5.48%       5.10%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 7/17/92; Service, 1/12/96; Investor A Shares, 1/12/96; Investor B Shares, 11/18/96; Investor C Shares, 2/24/97; and BlackRock Shares, 6/3/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $454.0 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST SIX MONTHS. FOR THE PERIOD, THE YIELD OF THE 5-YEAR TREASURY ROSE 0.88% FROM 4.22% ON SEPTEMBER 30, 1998 TO 5.10% ON MARCH 31, 1999.
     (BULLET) THE PORTFOLIO'S MORTGAGE ALLOCATION WAS SUBSTANTIALLY INCREASED DUE TO WIDENING YIELD SPREADS DURING THE BEGINNING OF THE PERIOD. HOWEVER, THE MANAGER PARED THE PORTFOLIO'S MORTGAGE EXPOSURE DURING THE FIRST QUARTER OF 1999 AND EMPHASIZED SECURITIES THAT HAVE RELATIVELY LITTLE PREPAYMENT SENSITIVITY.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE GOVERNMENT BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT INDEX
               FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Institutional      Service     Investor A     Investor B     Investor C  Lehman Brothers Intermediate
               Class           Class         Class         Class          Class           Government Index

Apr-20-92     $10,000        $10,000        $ 9,600        $10,000        $10,000            $10,000
   Jun-92      10,276         10,276          9,865         10,276         10,276             10,000
   Sep-92      10,714         10,714         10,286         10,714         10,714             10,746
   Dec-92      10,626         10,626         10,201         10,626         10,626             10,746
   Mar-93      10,986         10,986         10,547         10,986         10,986             10,746
   Jun-93      11,218         11,218         10,769         11,218         11,218             10,746
   Sep-93      11,452         11,448         10,990         11,448         11,448             11,567
   Dec-93      11,454         11,447         10,984         11,442         11,442             11,567
   Mar-94      11,181         11,166         10,715         11,161         11,161             11,567
   Jun-94      11,043         11,022         10,576         11,016         11,016             11,567
   Sep-94      11,097         11,070         10,621         11,063         11,063             11,393
   Dec-94      11,070         11,036         10,589         11,030         11,030             11,383
   Mar-95      11,567         11,524         11,057         11,517         11,517             11,857
   Jun-95      12,056         12,002         11,515         11,995         11,995             12,411
   Sep-95      12,239         12,173         11,680         12,166         12,166             12,605
   Dec-95      12,597         12,520         12,022         12,523         12,523             13,026
   Mar-96      12,531         12,445         11,933         12,430         12,430             12,919
   Jun-96      12,607         12,511         11,991         12,491         12,491             13,006
   Sep-96      12,831         12,723         12,190         12,698         12,698             13,229
   Dec-96      13,153         13,033         12,482         12,981         12,981             13,535
   Mar-97      13,150         13,021         12,464         12,938         12,938             13,531
   Jun-97      13,517         13,375         12,797         13,260         13,260             13,910
   Sep-97      13,867         13,711         13,112         13,561         13,561             14,266
   Dec-97      14,170         14,000         13,383         13,816         13,816             14,581
   Mar-98      14,381         14,197         13,567         13,979         13,979             14,800
   Jun-98      14,657         14,460         13,811         14,204         14,204             15,075
   Sep-98      15,230         15,014         14,334         14,714         14,714             15,779
   Dec-98      15,250         15,021         14,336         14,688         14,688             15,819
   Mar-99      15,276         15,035         14,343         14,667         14,667             15,776

                        FOR PERIOD ENDING MARCH 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                             From
                                 1 Year  3 Year   5 Year  Inception
Institutional Class              6.22%    6.82%   6.44%      6.29%
Service Class                    5.90%    6.50%   6.13%      6.04%
Investor A Class (Load Adjusted) 1.53%    4.87%   5.14%      5.33%
Investor A Class (NAV)           5.72%    6.32%   6.01%      5.95%
Investor B Class (Load Adjusted) 0.18%    4.43%   5.19%      5.67%
Investor B Class (NAV)           4.94%    5.68%   5.62%      5.67%
Investor C Class (Load Adjusted) 3.89%    5.68%   5.62%      5.67%
Investor C Class (NAV)           4.94%    5.68%   5.62%      5.67%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 4/20/92; Investor A Shares, 5/11/92; Service Shares, 7/29/93; Investor C Shares, 10/8/96; and Investor B Shares, 10/11/96. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           INTERMEDIATE BOND PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $559.3 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST SIX MONTHS. FOR THE PERIOD, THE YIELD OF THE 5-YEAR TREASURY ROSE 0.88% FROM 4.22% ON SEPTEMBER 30, 1998 TO 5.10% ON MARCH 31, 1999.
     (BULLET) THE PORTFOLIO'S MORTGAGE ALLOCATION WAS INCREASED DUE TO WIDENING YIELD SPREADS DURING THE BEGINNING OF THE PERIOD. HOWEVER, THE MANAGER PARED THE PORTFOLIO'S MORTGAGE EXPOSURE DURING THE FIRST QUARTER OF 1999 AND EMPHASIZED SECURITIES THAT HAVE RELATIVELY LITTLE PREPAYMENT SENSITIVITY.
     (BULLET) THE PORTFOLIO'S CORPORATE BOND EXPOSURE WAS MODESTLY INCREASED DURING THE PERIOD BUT REMAINS UNDERWEIGHT TO THE INDEX, AS THE MANAGER BELIEVES THAT OTHER SPREAD PRODUCTS, SUCH AS MORTGAGES, OFFER BETTER RELATIVE VALUE. WITHIN THE PORTFOLIO'S CORPORATE WEIGHTING, THE MANAGER HAS EMPHASIZED LOWER-RATED INVESTMENT GRADE SECURITIES IN AN ATTEMPT TO CAPITALIZE UPON NARROWING CREDIT SPREADS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

          COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERMEDIATE BOND PORTFOLIO AND THE LEHMAN BROTHERS INTERMEDIATE
  GOVERNMENT/CORPORATE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Institutional     Service      Investor A     Investor B      Investor C       BlackRock   Lehman Brothers Intermediate
                Class          Class         Class          Class            Class           Class      Government/Corporate Index
 Sep-17-93    $10,000        $10,000        $ 9,600         $10,000         $10,000         $10,000              $10,000
    Dec-93      9,954          9,945          9,610           9,945           9,945           9,954               10,037
    Mar-94      9,675          9,660          9,547           9,660           9,660           9,675                9,833
    Jun-94      9,592          9,572          9,274           9,572           9,572           9,592                9,774
    Sep-94      9,655          9,628          9,188           9,626           9,626           9,655                9,854
    Dec-94      9,644          9,611          9,241           9,610           9,610           9,644                9,843
    Mar-95     10,044         10,003          9,225          10,002          10,002          10,044               10,274
    Jun-95     10,498         10,447          9,601          10,441          10,441          10,498               10,788
    Sep-95     10,696         10,636         10,023          10,620          10,620          10,696               10,965
    Dec-95     11,051         10,983         10,194          10,965          10,965          11,051               11,349
    Mar-96     10,966         10,890         10,526          10,878          10,878          10,966               11,255
    Jun-96     11,046         10,962         10,442          10,945          10,945          11,046               11,325
    Sep-96     11,241         11,147         10,506          11,125          11,125          11,241               11,526
    Dec-96     11,527         11,422         10,679          11,394          11,394          11,527               11,809
    Mar-97     11,522         11,408         10,938          11,375          11,375          11,522               11,247
    Jun-97     11,863         11,737         10,920          11,712          11,712          11,863               11,579
    Sep-97     12,184         12,047         11,243          12,016          12,016          12,184               11,891
    Dec-97     12,403         12,255         11,534          12,217          12,217          12,403               12,145
    Mar-98     12,601         12,440         11,728          12,391          12,391          12,601               12,334
    Jun-98     12,825         12,652         11,923          12,573          12,573          12,825               12,566
    Sep-98     13,257         13,070         12,310          12,958          12,958          13,262               13,130
    Dec-98     13,282         13,084         12,319          12,942          12,942          13,293               13,168
    Mar-99     13,354         13,146         12,372          12,844          12,973          13,370               13,143

                        For period ending March 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                                  From
                                     1 Year  3 Year    5 Year   Inception
  BlackRock Class                     6.12%    6.84%    6.69%     5.39%
  Institutional Class                 5.99%    6.79%    6.66%     5.37%
  Service Class                       5.67%    6.48%    6.35%     5.06%
  Investor A Class (Load Adjusted)    1.32%    4.86%    5.36%     4.17%
  Investor A Class (NAV)              5.49%    6.29%    6.22%     4.95%
  Investor B Class (Load Adjusted)    0.01%    4.76%    5.62%     4.60%
  Investor B Class (NAV)              4.71%    6.01%    6.05%     4.79%
  Investor C Class (Load Adjusted)    3.66%    6.01%    6.05%     4.79%
  Investor C Class (NAV)              4.71%    6.01%    6.05%     4.79%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 9/17/93; Service Shares, 9/23/93; Investor A Shares, 5/20/94; Investor B Shares, 2/5/98; BlackRock Shares, 5/1/98 and Investor C Shares, 10/16/98. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                BLACKROCK FUND

                              CORE BOND PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $931.8 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS A TOTAL RATE OF RETURN THAT EXCEEDS THE TOTAL RETURN OF ITS BENCHMARK BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 15 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST SIX MONTHS. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.82% FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.23% ON MARCH 31, 1999.
     (BULLET) THE PORTFOLIO MAINTAINED AN OVERWEIGHT POSITION VERSUS THE INDEX IN THE MORTGAGE PASS-THROUGH AND ASSET-BACKED SECURITY SECTORS, AS THE MANAGER BELIEVED THESE SECTORS TO OFFER ATTRACTIVE YIELDS AND TOTAL RETURN OPPORTUNITIES RELATIVE TO TREASURIES. THE PORTFOLIO'S MORTGAGE ALLOCATION WAS INCREASED DUE TO WIDENING YIELD SPREADS DURING THE BEGINNING OF THE PERIOD.
     (BULLET) THE PORTFOLIO'S CORPORATE BOND EXPOSURE WAS INCREASED DURING THE PERIOD BUT REMAINS UNDERWEIGHT TO THE INDEX, AS THE MANAGER BELIEVES THAT OTHER SPREAD PRODUCTS, SUCH AS MORTGAGES, OFFER BETTER RELATIVE VALUE. WITHIN THE PORTFOLIO'S CORPORATE WEIGHTING, THE MANAGER HAS EMPHASIZED LOWER-RATED INVESTMENT GRADE SECURITIES IN AN ATTEMPT TO CAPITALIZE UPON NARROWING CREDIT SPREADS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE COREBOND PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL
                                   PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Institutional    Service       Investor A      Investor B      Investor C      BlackRock   Lehman Aggregate
              Class          Class          Class           Class           Class          Class            Index

Dec-9-92     $10,000        $10,000        $ 9,600         $10,000         $10,000         $10,000         $10,000
  Dec-92      10,033         10,033          9,631          10,033          10,033          10,033          10,192
  Mar-93      10,416         10,416          9,999          10,416          10,416          10,416          10,487
  Jun-93      10,688         10,688         10,261          10,688          10,688          10,688          10,751
  Sep-93      11,021         11,021         10,581          11,021          11,021          11,021          11,010
  Dec-93      11,005         11,005         10,565          11,005          11,005          11,005          11,123
  Mar-94      10,715         10,715         10,286          10,715          10,715          10,715          10,574
  Jun-94      10,612         10,612         10,188          10,612          10,612          10,612          10,760
  Sep-94      10,695         10,695         10,267          10,695          10,695          10,695          10,605
  Dec-94      10,749         10,749         10,319          10,749          10,749          10,749          10,866
  Mar-95      11,269         11,269         10,818          11,269          11,269          11,269          11,349
  Jun-95      11,931         11,931         11,453          11,931          11,931          11,931          11,848
  Sep-95      12,166         12,166         11,680          12,166          12,166          12,166          12,265
  Dec-95      12,703         12,703         12,195          12,703          12,703          12,703          12,707
  Mar-96      12,405         12,399         11,900          12,396          12,396          12,405          12,329
  Jun-96      12,473         12,466         11,957          12,432          12,432          12,473          12,503
  Sep-96      12,722         12,706         12,182          12,642          12,642          12,722          12,980
  Dec-96      13,157         13,134         12,584          13,035          13,035          13,157          13,120
  Mar-97      13,121         13,088         12,534          12,940          12,940          13,121          13,007
  Jun-97      13,563         13,523         13,026          13,604          13,604          13,564          13,484
  Sep-97      14,002         13,950         13,432          14,003          14,003          14,009          13,932
  Dec-97      14,348         14,283         13,748          14,305          14,305          14,360          14,342
  Mar-98      14,580         14,503         13,954          14,493          14,493          14,599          14,562
  Jun-98      14,926         14,836         14,268          14,791          14,791          14,950          14,903
  Sep-98      15,483         15,377         14,783          15,297          15,297          15,514          15,534
  Dec-98      15,520         15,403         14,801          15,287          15,287          15,557          15,586
  Mar-99      15,498         15,371         14,762          15,219          15,219          15,542          15,507

                        For period ending March 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                                   From
                                     1 Year   3 Year   5 Year    Inception
  BlackRock Class                     6.45%    7.79%    7.72%      7.24%
  Institutional Class                 6.29%    7.69%    7.66%      7.19%
  Service Class                       5.97%    7.37%    7.47%      7.04%
  Investor A Class (Load Adjusted)    1.54%    5.75%    6.48%      6.26%
  Investor A Class (NAV)              5.78%    7.20%    7.35%      6.95%
  Investor B Class (Load Adjusted)    0.28%    5.14%    6.43%      6.56%
  Investor B Class (NAV)              4.97%    6.40%    6.86%      6.56%
  Investor C Class (Load Adjusted)    3.92%    6.40%    6.86%      6.56%
  Investor C Class (NAV)              4.97%    6.40%    6.86%      6.56%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 12/9/92; Service Shares, 1/12/96; Investor A Shares, 1/31/96; Investor B Shares, 3/18/96; Investor C Shares, 2/28/97; and BlackRock Shares, 5/1/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                           GOVERNMENT INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $46.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS MORTGAGE/MERRILL LYNCH 10-YEAR TREASURY INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE U.S. GOVERNMENT OR GOVERNMENT AGENCY OR RATED AAA BY A MAJOR RATING AGENCY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 10 TO 15 YEARS.
RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST SIX MONTHS. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.82% FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.23% ON MARCH 31, 1999.
     (BULLET) THE PORTFOLIO'S MORTGAGE WEIGHTING DECREASED OVER THE PERIOD, AS HIGH LEVELS OF PREPAYMENT RESULTED IN CASH COMING INTO THE PORTFOLIO. THE MANAGER REDEPLOYED THESE PROCEEDS INTO LESS PREPAYMENT SENSITIVE SECURITIES SUCH AS TREASURIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

     COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GOVERNMENT INCOME PORTFOLIO AND THE LEHMAN BROTHERS MORTGAGE INDEX/MERRILL LYNCH 10-YEAR
       TREASURY INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           Investor A    Investor B     Investor C         Lehman Brothers Mortgage Index/
              Class        Class         Class          Merrill Lynch 10 Year Treasury Index

Oct-3-94     $ 9,550      $10,000       $10,000                      $10,000
  Dec-94       9,541        9,975         9,975                       10,037
  Mar-95      10,024       10,462        10,462                       10,588
  Jun-95      10,718       11,168        11,168                       11,335
  Sep-95      10,912       11,350        11,350                       11,537
  Dec-95      11,353       11,793        11,793                       12,059
  Mar-96      11,132       11,536        11,536                       11,779
  Jun-96      11,156       11,540        11,540                       11,887
  Sep-96      11,393       11,766        11,766                       12,108
  Dec-96      11,740       12,101        12,101                       12,497
  Mar-97      11,713       12,052        12,052                       12,368
  Jun-97      12,171       12,499        12,499                       12,502
  Sep-97      12,588       12,904        12,904                       12,906
  Dec-97      12,975       13,277        13,277                       13,212
  Mar-98      13,182       13,464        13,464                       13,410
  Jun-98      13,510       13,774        13,774                       13,641
  Sep-98      13,988       14,235        14,235                       14,002
  Dec-98      14,012       14,233        14,233                       13,281
  Mar-99      13,894       13,804        14,086                       13,132

                        For period ending March 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                                             From
                                       1 Year    3 Year    Inception
  Investor A Class (Load Adjusted)     0.62%     6.01%       7.59%
  Investor A Class (NAV)               5.40%     7.67%       8.70%
  Investor B Class (Load Adjusted)    (0.05)%    5.61%       6.83%
  Investor B Class (NAV)               4.62%     6.88%       7.93%
  Investor C Class (Load Adjusted)     3.57%     6.88%       7.93%
  Investor C Class (NAV)               4.62%     6.88%       7.93%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Investor A Shares, 10/3/94; Investor B Shares, 10/3/94; and Investor C Shares, 2/28/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                                 GNMA PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $115.2 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN GNMA INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES ISSUED BY THE GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ("GNMAS"), AS WELL AS OTHER U.S. GOVERNMENT SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST SIX MONTHS. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.82% FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.23% ON MARCH 31, 1999.
     (BULLET) THE PORTFOLIO REMAINED PRIMARILY INVESTED IN GNMA MORTGAGE PASS-THROUGHS OVER THE PERIOD. AFTER PARING THE PORTFOLIO'S PASS-THROUGH HOLDINGS DURING LATE 1998, THE MANAGER INCREASED MORTGAGE HOLDINGS DURING THE FIRST QUARTER OF 1999 DUE TO THEIR WIDE YIELD SPREADS AND ATTRACTIVE VALUATIONS.
     (BULLET) THE MANAGER INITIATED MINOR POSITIONS IN AAA-RATED NON-PREPAYMENT SENSITIVE COMMERCIAL MORTGAGE-BACKED SECURITIES AND ASSET-BACKED SECURITIES, WHICH THE MANAGER BELIEVED TO REPRESENT EXTRAORDINARY VALUE DUE TO THEIR HIGH CREDIT QUALITY, DOMESTIC PROFILE AND WIDE YIELD SPREADS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

    COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE GNMA INCOME PORTFOLIO AND THE LEHMAN GNMA INDEX FROM INCEPTION AND AT EACH SEMI-ANNUAL
                                   PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional    Service        Investor A     Investor B      Investor C      Lehman GNMA
              Class         Class           Class           Class           Class           Index
Sep-1-86     $10,000       $10,000         $ 9,550         $10,000         $10,000         $10,000
  Dec-86      10,296        10,289           9,822          10,265          10,265          10,357
  Mar-87      10,411        10,396           9,919          10,348          10,348          10,588
  Jun-87      10,251        10,228           9,756          10,158          10,158          10,450
  Sep-87      10,265        10,234           9,757          10,141          10,141          10,191
  Dec-87      10,407        10,368           9,880          10,250          10,250          10,801
  Mar-88      10,684        10,636          10,132          10,491          10,491          11,256
  Jun-88      10,883        10,826          10,308          10,654          10,654          11,461
  Sep-88      11,009        10,943          10,415          10,744          10,744          11,719
  Dec-88      11,149        11,074          10,536          10,848          10,848          11,754
  Mar-89      11,192        11,109          10,564          10,857          10,857          11,888
  Jun-89      11,633        11,537          10,967          11,250          11,250          12,865
  Sep-89      11,673        11,569          10,992          11,255          11,255          13,052
  Dec-89      12,063        11,947          11,347          11,596          11,596          13,597
  Mar-90      12,170        12,044          11,434          11,664          11,664          13,593
  Jun-90      12,350        12,213          11,590          11,800          11,800          14,109
  Sep-90      12,473        12,325          11,691          11,881          11,881          14,285
  Dec-90      13,090        12,925          12,255          12,431          12,431          15,036
  Mar-91      13,442        13,262          12,570          12,727          12,727          15,498
  Jun-91      13,652        13,460          12,751          12,887          12,887          15,801
  Sep-91      14,417        14,204          13,451          13,569          13,569          16,659
  Dec-91      15,188        14,952          14,153          14,251          14,251          17,448
  Mar-92      14,951        14,708          13,916          13,986          13,986          17,314
  Jun-92      15,594        15,329          14,498          14,544          14,544          17,998
  Sep-92      16,125        15,839          14,974          14,994          14,994          18,562
  Dec-92      16,208        15,908          15,033          15,024          15,024          18,741
  Mar-93      16,824        16,501          15,586          15,549          15,549          19,275
  Jun-93      17,214        16,871          15,929          15,861          15,861          19,636
  Sep-93      17,430        17,070          16,111          16,042          16,012          19,785
  Dec-93      17,481        17,108          16,140          16,071          16,010          19,974
  Mar-94      16,843        16,470          15,531          15,465          15,378          19,491
  Jun-94      16,658        16,278          15,343          15,278          15,163          19,384
  Sep-94      16,743        16,348          15,403          15,337          15,193          19,544
  Dec-94      16,863        16,453          15,495          15,429          15,256          19,674
  Mar-95      17,811        17,365          16,348          16,278          16,065          20,712
  Jun-95      18,849        18,364          17,281          17,207          16,950          21,807
  Sep-95      19,228        18,718          17,608          17,533          17,239          22,294
  Dec-95      19,853        19,313          18,159          18,081          17,745          23,029
  Mar-96      19,692        19,142          17,990          17,913          17,548          22,957
  Jun-96      19,829        19,261          18,094          18,017          17,617          23,120
  Sep-96      20,211        19,617          18,420          18,341          17,901          23,606
  Dec-96      20,790        20,164          18,927          18,846          18,359          24,303
  Mar-97      20,814        20,172          18,927          18,846          18,324          24,335
  Jun-97      21,606        20,924          19,625          19,541          18,964          25,284
  Sep-97      22,280        21,561          20,214          20,127          19,497          26,029
  Dec-97      22,672        21,924          20,545          20,457          19,779          26,620
  Mar-98      22,888        22,116          20,716          20,627          19,907          27,051
  Jun-98      23,384        22,574          21,136          21,046          20,277          27,509
  Sep-98      23,922        23,077          21,599          21,507          20,682          28,212
  Dec-98      24,192        23,322          21,817          21,683          20,852          28,463
  Mar-99      24,379        23,485          21,959          21,783          20,948          28,747

                        For period ending March 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                      1 Year   3 Year   5 Year    From Inception
  Institutional Class                  6.52%    7.89%    7.98%         8.27%
  Service Class                        6.18%    7.56%    7.66%         7.94%
  Investor A Class (Load Adjusted)     1.71%    5.93%    6.61%         7.26%
  Investor A Class (NAV)               6.00%    7.38%    7.47%         7.76%
  Investor B Class (Load Adjusted)     0.49%    5.33%    6.25%         6.96%
  Investor B Class (NAV)               5.23%    6.59%    6.68%         6.96%
  Investor C Class (Load Adjusted)     4.18%    6.59%    6.68%         6.96%
  Investor C Class (NAV)               5.23%    6.59%    6.68%         6.96%

In connection with the conversion of various common trust funds maintained by PNC Bank and PNC Bank, Delaware ("PNC-DE"), an affiliate of PNC Bank, into the Fund between May 1 and May 15, 1998 (the "CTF Conversion"), the GNMA Portfolio was established to receive the assets of the GNMA Fund of PNC Bank. Performance information presented for this Portfolio includes performance for the predecessor common trust fund which transferred its assets and liabilities to the related Portfolio pursuant to the CTF Conversion. Performance information presented is based upon the performance of the GNMA Fund for periods prior to the CTF Conversion.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                            MANAGED INCOME PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $1.6 BILLION

PERFORMANCE BENCHMARK:
     LEHMAN BROTHERS AGGREGATE INDEX

INVESTMENT APPROACH:
     SEEKS CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN SECURITIES RATED BBB OR HIGHER BY A MAJOR RATING AGENCY OR DEEMED BY THE MANAGER TO BE OF COMPARABLE CREDIT QUALITY. THE PORTFOLIO EMPHASIZES SECURITIES WITH MATURITIES FROM 5 TO 10 YEARS.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) IN SHARP CONTRAST TO THE FIRST NINE MONTHS OF 1998, TREASURY YIELDS ROSE SHARPLY DURING THE PAST SIX MONTHS. FOR THE PERIOD, THE YIELD OF THE 10-YEAR TREASURY ROSE 0.82% FROM 4.41% ON SEPTEMBER 30, 1998 TO 5.23% ON MARCH 31, 1999.
     (BULLET) DUE TO THE PORTFOLIO'S INCOME BIAS, THE MANAGER MAINTAINED OVERWEIGHT POSITIONS VERSUS THE INDEX IN SPREAD SECTORS. THE PORTFOLIO INCREASED ITS OVERALL MORTGAGE SECURITY EXPOSURE, FOCUSING ON MORTGAGE PASS-THROUGHS, DUE TO WIDENING YIELD SPREADS DURING THE BEGINNING OF THE PERIOD.
     (BULLET) THE PORTFOLIO'S AGGREGATE CORPORATE BOND AND ASSET-BACKED SECURITY EXPOSURE WAS MODESTLY REDUCED DURING THE PERIOD BUT REMAINS OVERWEIGHT TO THE INDEX. WITHIN THE PORTFOLIO'S CORPORATE WEIGHTING, THE MANAGER HAS EMPHASIZED LOWER-RATED INVESTMENT GRADE SECURITIES IN AN ATTEMPT TO CAPITALIZE UPON NARROWING CREDIT SPREADS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

   COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE MANAGED INCOME
     PORTFOLIO AND THE LEHMAN BROTHERS AGGREGATE INDEX FROM INCEPTION AND AT
                          EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          Institutional    Service        Investor A      Investor B      Investor C      Lehman Brothers Aggregate
             Class          Class           Class           Class           Class                  Index

Nov-1-89     $10,000       $10,000         $ 9,550         $10,000         $10,000               $10,000
  Dec-89      10,105        10,105           9,650          10,000          10,000                10,027
  Mar-90      10,004        10,004           9,554           9,900           9,900                 9,946
  Jun-90      10,306        10,306           9,843          10,199          10,199                10,309
  Sep-90      10,380        10,380           9,913          10,272          10,272                10,397
  Dec-90      10,943        10,943          10,451          10,830          10,830                10,923
  Mar-91      11,161        11,161          10,659          11,045          11,045                11,227
  Jun-91      11,259        11,259          10,752          11,142          11,142                11,411
  Sep-91      11,910        11,910          11,374          11,786          11,786                12,059
  Dec-91      12,580        12,580          12,014          12,449          12,449                12,671
  Mar-92      12,290        12,290          11,737          12,162          12,162                12,509
  Jun-92      12,749        12,749          12,175          12,617          12,617                13,014
  Sep-92      13,316        13,316          12,717          13,177          13,177                13,574
  Dec-92      13,323        13,323          12,724          13,185          13,185                13,609
  Mar-93      14,022        14,022          13,391          13,876          13,876                14,172
  Jun-93      14,457        14,457          13,806          14,306          14,306                14,549
  Sep-93      14,935        14,940          14,263          14,780          14,780                14,928
  Dec-93      14,881        14,862          14,186          14,701          14,701                14,936
  Mar-94      14,370        14,343          13,690          14,186          14,186                14,507
  Jun-94      14,110        14,079          13,422          13,909          13,909                14,357
  Sep-94      14,145        14,104          13,440          13,927          13,927                14,445
  Dec-94      14,215        14,166          13,492          13,981          13,981                14,500
  Mar-95      14,894        14,835          14,122          14,634          14,634                15,231
  Jun-95      15,744        15,671          14,909          15,449          15,449                16,159
  Sep-95      16,022        15,935          15,153          15,702          15,702                16,477
  Dec-95      16,701        16,602          15,778          16,350          16,350                17,179
  Mar-96      16,369        16,260          15,443          16,003          16,003                16,872
  Jun-96      16,437        16,315          15,490          16,051          16,051                16,969
  Sep-96      16,716        16,580          15,734          16,304          16,304                17,281
  Dec-96      17,277        17,123          16,243          16,831          16,831                17,800
  Mar-97      17,227        17,060          16,177          16,762          16,763                17,701
  Jun-97      17,848        17,663          16,740          17,346          17,346                18,351
  Sep-97      18,432        18,228          17,267          17,892          17,893                18,960
  Dec-97      18,913        18,689          17,697          18,338          18,338                19,517
  Mar-98      19,189        18,949          17,936          18,585          18,586                19,818
  Jun-98      19,692        19,432          18,384          19,050          19,015                20,282
  Sep-98      20,137        19,856          18,778          19,457          19,386                21,140
  Dec-98      20,292        19,993          18,900          19,582          19,475                21,212
  Mar-99      20,304        19,989          18,888          19,570          19,426                21,103

                        For period ending March 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN

                                     1 Year   3 Year   5 Year   From Inception
  Institutional Class                5.80%    7.44%    7.15%         7.81%
  Service Class                      5.49%    7.12%    6.86%         7.63%
  Investor A Class (Load Adjusted)   0.59%    5.31%    5.68%         6.98%
  Investor A Class (NAV)             5.31%    6.94%    6.66%         7.51%
  Investor B Class (Load Adjusted)  (0.16)%   5.27%    5.97%         7.37%
  Investor B Class (NAV)             4.52%    6.52%    6.40%         7.37%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Institutional Shares, 11/1/89; Investor A Shares, 2/5/92; Service Shares, 7/29/93; and Investor B Shares, 7/15/97. See "Note on Performance Information" on page 12 for further information on how performance data was calculated. The comparative index from previous years has changed from the Salomon Broad Investment Grade Index to the Lehman Aggregate to more accurately reflect the type of holdings of Managed Income.

              PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                          INTERNATIONAL BOND PORTFOLIO

TOTAL NET ASSETS (3/31/99):
     $54.0 MILLION

PERFORMANCE BENCHMARK:
     SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX

INVESTMENT APPROACH:
     PURSUES CURRENT INCOME CONSISTENT WITH THE PRESERVATION OF CAPITAL BY INVESTING IN INVESTMENT GRADE INTERNATIONAL FIXED INCOME SECURITIES.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) OVER THE PAST SIX MONTHS, BOND YIELDS GENERALLY FELL IN JAPAN, EUROPE AND THE DOLLAR BLOC (CANADA AND AUSTRALIA), WHILE U.S. BOND YIELDS ROSE.
     (BULLET) THE PORTFOLIO REMAINED GENERALLY CURRENCY HEDGED DURING THE PERIOD, WHICH RESULTED IN MIXED RETURNS AS THE DOLLAR ROSE VERSUS THE DM AND THE EURO, BUT FELL VERSUS THE YEN.
     (BULLET) OVER THE PERIOD THE PORTFOLIO WAS REWARDED FOR ITS OVERWEIGHT POSITIONS IN CONTINENTAL EUROPE AND THE UNITED KINGDOM, WHICH PERFORMED WELL DUE TO LACK OF INFLATIONARY PRESSURE AND THE CONTINUED EASING OF MONETARY POLICY. THE PORTFOLIO BENEFITED FROM ITS SIGNIFICANT UNDERWEIGHT POSITION TO JAPANESE BONDS, WHICH EXPERIENCED A SUBSTANTIAL SELL-OFF FROM NOVEMBER TO FEBRUARY.
     (BULLET) THE MANAGER BELIEVES THAT THE OVERALL OUTLOOK FOR THE GLOBAL FIXED INCOME MARKET REMAINS POSITIVE. GLOBAL ECONOMIES ARE SLUGGISH WITH RELATIVELY NO INFLATION AND THE MANAGER BELIEVES IT IS UNLIKELY THAT THE CENTRAL BANKS WOULD FOLLOW THE FEDERAL RESERVE INTO A MONETARY TIGHTENING BIAS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

 COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE INTERNATIONAL BOND
   PORTFOLIO AND THE SALOMON NON-U.S. HEDGED WORLD GOVERNMENT BOND INDEX FROM
                  INCEPTION AND AT EACH SEMI-ANNUAL PERIOD END.

                               [GRAPHIC OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              Institutional     Service        Investor A      Investor B      Investor C     Salomon Non-U.S. Hedged World
                 Class            Class          Class           Class           Class            Government Bond Index
Jul-1-91        $10,000         $10,000         $ 9,500         $10,000         $10,000                  $10,000
  Sep-91         10,360          10,360           9,894          10,360          10,360                   10,482
  Dec-91         10,600          10,600          10,123          10,600          10,600                   10,909
  Mar-92         10,470          10,470           9,999          10,470          10,470                   10,846
  Jun-92         11,008          11,008          10,513          11,008          11,008                   11,157
  Sep-92         11,298          11,298          10,789          11,298          11,298                   11,581
  Dec-92         11,254          11,254          10,747          11,254          11,254                   11,766
  Mar-93         11,717          11,717          11,190          11,717          11,717                   12,169
  Jun-93         12,116          12,116          11,571          12,116          12,116                   12,483
  Sep-93         12,689          12,689          12,118          12,689          12,689                   12,932
  Dec-93         12,977          12,977          12,393          12,977          12,977                   13,225
  Mar-94         12,715          12,715          12,143          12,715          12,715                   12,803
  Jun-94         12,453          12,453          11,892          12,453          12,453                   12,561
  Sep-94         12,369          12,369          11,812          12,369          12,369                   12,580
  Dec-94         12,496          12,496          11,933          12,496          12,496                   12,732
  Mar-95         13,545          13,545          12,936          13,545          13,545                   13,323
  Jun-95         14,054          14,054          13,421          14,054          14,054                   14,016
  Sep-95         14,302          14,302          13,658          14,302          14,302                   14,427
  Dec-95         14,998          14,998          14,323          14,998          14,998                   15,032
  Mar-96         15,051          15,051          14,374          15,051          15,051                   15,011
  Jun-96         15,395          15,394          14,697          15,370          15,370                   15,291
  Sep-96         16,002          15,989          15,259          15,928          15,928                   15,797
  Dec-96         16,590          16,558          15,793          16,442          16,442                   16,340
  Mar-97         16,762          16,717          15,938          16,562          16,562                   16,458
  Jun-97         17,335          17,276          16,378          17,078          17,078                   16,988
  Sep-97         17,859          17,783          16,853          17,539          17,539                   17,565
  Dec-97         18,294          18,203          17,244          17,911          17,911                   18,069
  Mar-98         18,777          18,671          17,679          18,328          18,328                   18,527
  Jun-98         19,112          18,988          17,972          18,597          18,597                   18,955
  Sep-98         20,092          19,947          18,872          19,529          19,492                   19,942
  Dec-98         20,395          20,232          19,135          19,800          19,726                   20,052
  Mar-99         20,697          20,518          19,397          20,071          19,958                   20,395

                        For period ending March 31, 1999
                           AVERAGE ANNUAL TOTAL RETURN
                                     1 Year     3 Year   5 Year   From Inception
  Institutional Class                10.22%     11.20%   10.24%        9.83%
  Service Class                       9.90%     10.88%   10.04%        9.71%
  Investor A Class (Load Adjusted)    4.20%      8.82%    8.81%        8.91%
  Investor A Class (NAV)              9.71%     10.69%    9.93%        9.64%
  Investor B Class (Load Adjusted)    4.04%      8.57%    9.00%        9.32%
  Investor B Class (NAV)              8.90%      9.87%    9.44%        9.32%
  Investor C Class (Load Adjusted)    7.81%      9.87%    9.44%        9.32%
  Investor C Class (NAV)              8.90%      9.87%    9.44%        9.32%

The performance information above includes information relating to each class of the Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. The inception dates of the Portfolio's share classes were as follows: Service Shares, 7/1/91; Investor B Shares, 4/19/96; Investor A Shares, 4/22/96; Institutional Shares, 6/10/96; and Investor C Shares, 9/11/96. See "Note on Performance Information" on page 12 for further information on how performance data was calculated.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         HIGH YIELD BOND PORTFOLIO TOTAL

NET ASSETS (3/31/99):
     $56.7 MILLION

PERFORMANCE BENCHMARK:
     LEHMAN HIGH YIELD INDEX

INVESTMENT APPROACH:

     SEEKS CURRENT INCOME BY INVESTING PRIMARILY IN NON-INVESTMENT GRADE SECURITIES (RATED C OR HIGHER OR DEEMED TO BE OF COMPARABLE QUALITY) WHICH YIELD A HIGH LEVEL OF CURRENT INCOME.

RECENT PORTFOLIO MANAGEMENT ACTIVITY:
     (BULLET) SINCE THE PORTFOLIO'S INCEPTION IN NOVEMBER 1998 THE HIGH YIELD MARKET HAS PERFORMED WELL AS YIELD SPREADS HAVE NARROWED COMPARED TO TREASURIES. INVESTORS CONTINUE TO EMPHAZISE HIGHER QUALITY CREDITS INSTEAD OF LOWER TIER CREDITS. THE MANAGER HAS TAKEN ADVANTAGE OF THIS BY FOCUSING ON THE B-RATED CREDITS, WHOSE SPREADS CONTINUE TO TIGHTEN, WHILE UNDERWEIGHTING CCC-RATED SECURITIES.
     (BULLET) THE PORTFOLIO HAS BENEFITED FROM BEING OVERWEIGHT RELATIVE TO THE INDEX IN THE TELECOM, MEDIA AND RENTAL SERVICES SECTORS. PARTICULAR EMPHASIS HAS BEEN PLACED ON THESE SECTORS AS IMPROVING FUNDAMENTALS AND THE POTENTIAL FOR CONSOLIDATION CONTINUE TO BE A MAJOR CONTRIBUTOR TO THEIR STRONG PERFORMANCE. THE PORTFOLIO HAS BEEN UNDERWEIGHT TO THE HEALTHCARE SECTOR, WHICH HAS BEEN A WEAK PERFORMER.
     (BULLET) THE MANAGER BELIEVES THAT THE SUPPLY AND DEMAND TECHNICALS OF THE HIGH YIELD MARKET APPEAR TO BE FAVORABLE, AS STRONG MONEY INFLOWS AND LOWER SUPPLY RELATIVE TO LAST YEAR MAY BODE WELL FOR HIGH YIELD INVESTORS.

Although the portfolio holdings and sectors listed above were current as of the end of the semi-annual period ended March 31, 1999, the Portfolio is actively managed and the composition will vary.

               TOTAL RETURN PERFORMANCE INFORMATION NOT REFLECTED.
                        FUND INCEPTION DATE WAS 11/19/98.

             PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

                                 BLACKROCK FUNDS

                         NOTE ON PERFORMANCE INFORMATION

     The performance information above includes information for each class of each Portfolio since the commencement of operations of the Portfolio, rather than the date such class was introduced. Performance information for each class introduced after the commencement of operations of a Portfolio is therefore based on the performance history of a predecessor class or predecessor classes. If a class of shares in a Portfolio (the "Subsequent Class") has more than one predecessor class, the performance data predating the introduction of the Subsequent Class is based initially on the performance of the Portfolio's first operational predecessor class (the "Initial Class"); thereafter, the performance of the Subsequent Class is based upon the performance of any other predecessor class or classes which were introduced after the Initial Class and which had total operating expenses more similar to those of the Subsequent Class. In the case of Investor A, Investor B, Investor C and Service Shares, the performance information for periods prior to their introduction dates has not been restated to reflect the shareholder servicing and processing and/or distribution fees and certain other expenses

     Performance information is restated to reflect the current maximum front-end sales charge (in the case of Investor A Shares) or the maximum contingent deferred sales charge (in the case of Investor B and Investor C Shares), and assumes the reinvestment of dividends and distributions. The maximum front-end sales charges for Investor A Shares are as follows:
Intermediate Government Bond, Intermediate Bond, Core Bond and GNMA Portfolios -- 4.00%; Government Income and Managed Income Portfolios -- 4.50%; Low Duration Bond Portfolio -- 3.00%; and High Yield Bond Portfolio and International Bond Portfolio -- 5.00%. The maximum contingent deferred sales charge for Investor B Shares and Investor C Shares of all of the Portfolios is 4.50% and 1.00%, respectively.

      The performance information also reflects fee waivers that subsidize and reduce the total operating expenses of each Portfolio. The Portfolios' returns would have been lower if there were not such waivers. BlackRock Advisors, Inc. and the Portfolios' Administrators are under no obligation to waive or continue waiving their fees. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           LOW DURATION BOND PORTFOLIO

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)           Value
                                     --------       --------      -----------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 6.9%
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     6.35%**                         08/15/22        $ 1,763      $  1,752,703
   U.S. Treasury Bonds
     8.75%                           11/15/08          5,940         6,717,816
   U.S. Treasury Notes
     4.50%(DAGGER)                   09/30/00         11,830        11,749,020
                                                                  ------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
  (Cost $20,300,241)                                                20,219,539
                                                                  ------------
MORTGAGE PASS-THROUGHS -- 24.9%
   Federal Home Loan Mortgage
     Corporation
     7.25%                        07/06-06/08             76            78,425
     7.50%(DAGGER)                   07/01/07          2,705         2,806,814
     8.25%                           06/01/09             87            90,921
     8.75%                           01/01/13            128           134,684
     8.00%(DAGGER)                   10/01/17            294           306,177
     8.50%                           04/01/19            795           835,745
     8.85%**                         11/01/26          3,437         3,516,069
     6.09%**                         06/01/28          2,521         2,521,174
   Federal Home Loan Mortgage
     Corporation 5 Year Balloon
     7.00%(DAGGER)                05/00-11/00          1,074         1,095,000
   Federal Home Loan Mortgage
     Corporation 7 Year Balloon
     8.00%(DAGGER)                   01/01/04            557           570,942
   Federal Home Loan Mortgage
     Corporation 30 Year Balloon
     8.25%                           09/01/09             85            89,331
     7.50%                           04/01/22            852           876,142
   Federal Home Loan Mortgage
     Corporation Multi-Family
     5.63%**                         10/01/00          8,290         8,271,839
   Federal National Mortgage Association
     6.29%(DAGGER)                   10/04/00          2,000         2,032,962
     6.20%(DAGGER)                   02/26/01          6,355         6,359,004
     6.73%(DAGGER)                   02/26/01            767           773,682
     6.00%(DAGGER)                11/03-01/04          7,109         7,134,053
     7.00%                           06/01/04          2,427         2,460,900
     6.50%                        10/05-10/08          6,363         6,449,115
     11.50%                          05/01/09            273           304,561
     5.50%                           07/01/09          3,181         3,097,661
     8.50%                           08/01/22            700           734,874
   Federal National Mortgage Association
     10 Year Balloon
     6.00%(DAGGER)                12/03-02/04          4,647         4,673,110
   Federal National Mortgage Association
     30 Year Balloon
     8.50%(DAGGER)                   12/01/10          3,526         3,703,785
   Government National Mortgage
     Association
     7.25%(DAGGER)                   04/15/06            510           522,150
     8.25%(DAGGER)                   08/15/08          4,762         4,998,661
     8.00%                           05/16/24          5,650         5,743,107
   Government National Mortgage
     Association 30 Year Balloon
     6.50%(DAGGER)                03/24-04/24          1,244         1,241,459
   Salomon Brothers Mortgage
     Securities VII, Series 96-6B, Class A1
     5.41%**                         06/30/26            914           913,579


                                                      Par
                                     Maturity        (000)           Value
                                     --------       --------      -----------
MORTGAGE PASS-THROUGHS (CONTINUED)
   Salomon Brothers Mortgage
     Securities VII, Series 96-6G, Class A1
     5.31%**                         09/30/27        $   191      $    190,876
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $72,202,568)                                                72,526,802
                                                                  ------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 3.1%
   Bear Stearns Mortgage Securities, Inc.,
     Series 96-6, Class A2
     7.00%                           11/25/27          3,232         3,225,201
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                           07/25/27            863           866,033
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00%(DAGGER)                   03/25/28          2,189         2,194,244
   Residential Asset Securitization Trust,
     Series 98-A2, Class A1
     6.75%(DAGGER)                   08/25/28          2,732         2,738,038
                                                                  ------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
  (Cost $9,021,373)                                                  9,023,516
                                                                  ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 34.0%
   American Business Financial Services,
     Series 98-A, Class A
     6.10%                           10/15/05          4,499         4,516,115
   Asset Securitization Corp.,
     Series 97-D5, Class A1A
     6.50%                           02/14/41          3,240         3,276,789
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AI
     7.01%                           05/25/29          3,213         3,216,757
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AII
     5.24%**                         05/25/29          2,763         2,734,869
   Bosque Asset Corp.,
     Series 97-1, Class A1
     7.66%**                         06/05/02          1,293         1,294,854
   Copelco Capital Funding Corp.,
     Series 99-A, Class A3
     5.67%                           03/15/02          2,700         2,697,300
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C1,
     Class A1A
     6.96%                           01/20/04          3,030         3,098,065
   Donaldson, Lufkin & Jenrette, Inc.
     Mortgage Acceptance Corp.,
     Series 96-CF2, Class A1A
     6.86%                           11/12/21          2,171         2,212,495
   FMAC Receivables Trust,
     Series 98-CA, Class A1
     5.99%                           11/15/04          2,289         2,261,125
   Franchise Loan Trust,
     Series 98-I, Class A1
     6.24%                           07/15/04          2,204         2,186,546
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     5.75%**                         01/15/24          2,699         2,677,461
   Impac Secured Assets Owner Trust,
     Series 98-1, Class A3
     6.52%                           08/25/10          4,000         4,024,375

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)           Value
                                     --------       --------      -----------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     5.92%**                         07/25/29        $ 2,000      $  1,932,500
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22          2,222         2,222,609
   Merit Securities Corp., Series 98-11,
     Class 2A2
     5.24%**                         11/28/22          5,000         4,995,313
   Morgan Stanley Capital Investments,
     Series 98-CF1, Class A1
     6.33%                           10/15/07          2,570         2,579,415
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A1
     6.01%                           11/15/30          4,762         4,739,208
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A1
     6.00%                           11/18/31          2,759         2,737,153
   Newcourt Equipment Trust Securities,
     Series 98-1, Class A3
     5.24%                           12/01/02          4,250         4,223,560
   NPF VI, Inc., Health Care Receivables
     Securitization Program,
     Series 98-1, Class A
     6.22%                           06/01/02          3,300         3,309,750
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A1
     6.49%                           10/25/26          4,146         4,169,595
   Prudential Home Mortgage Securities,
     Inc., Series 94-19, Class A2
     7.05%                           05/25/24          4,830         4,869,674
   Republic Bank Home Loan Owner Trust,
     Series 98-1, Class A1
     6.61%                           04/25/07          2,806         2,805,240
   Residential Funding Mortgage Securities
     Series 98-NS1, Class A2
     6.38%                           01/25/09          2,733         2,740,890
   Salomon Brothers Mortgage
     Securities VII, Series 92-5, Class A1
     7.75%**                         11/25/22            560           559,670
   Sequoia Mortgage Trust,
     Series 97-1, Class A1
     5.70%**                         05/04/29          2,216         2,213,570
   SMS Student Loan Trust,
     Series 97, Class A
     5.10%**                         10/27/25          3,000         2,836,875
   Structured Asset Securities Corp.,
     Series 98-C2A, Class B
     5.26%**                         01/25/13          3,360         3,344,542
   SWB Loan Backed Certificates,
     Series 98-1, Class AV
     5.50%**                         09/15/24          3,494         3,468,124
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                           01/25/28          2,522         2,516,791
   Wilshire Funding Corp.,
     Series 97, Class A
     7.25%                           08/25/27          2,300         2,285,332
   Wilshire Funding Corp.,
     Series 98-2, Class A3
     7.00%                           12/28/37          6,248         6,202,978
                                                                  ------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
  (Cost $99,403,668)                                              $ 98,949,540
                                                                  ------------


                                                      Par
                                     Maturity        (000)           Value
                                     --------       --------      -----------
PROJECT LOANS -- 4.2%
   Federal Housing Authority, General
     Motors Acceptance Corp. Grantor
     Trust, Series 97-A, Class A
     7.01%                           01/01/21        $12,576      $ 12,178,390
                                                                  ------------
     (Cost $12,692,409)
ASSET BACKED SECURITIES -- 43.7%
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%(DAGGER)                   11/15/02          6,650         6,666,625
   Arcadia Automobile Receivables Trust,
     Series 98-C, Class A3
     5.67%                           08/15/06          4,100         4,068,609
   Banc One Auto Grantor Trust,
     Series 97-A, Class A
     6.27%                           11/20/03            426           431,093
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                           07/20/04          2,484         2,501,021
   Barnett Auto Trust, Series 97-A,
     Class A3
     6.03%(DAGGER)                   11/15/01          7,795         7,954,113
   Capital Auto Receivables Trust,
     Series 99-1, Class A2
     5.58%                           06/15/02          4,400         4,407,562
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%(DAGGER)                   08/15/05          6,075         6,146,978
   Chase Manhattan Auto Owner Trust,
     Series 98-C, Class A3
     5.80%(DOUBLE DAGGER)            01/15/02          3,400         3,428,706
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                           07/15/03          2,450         2,457,865
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                           03/20/04          3,111         3,145,822
   Dayton Hudson Credit Card Master Trust,
     Series 97-1, Class A
     6.25%                           08/25/05          2,300         2,300,972
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                           03/15/02            456           459,786
   First Security Auto Grantor Trust,
     Series 97-A, Class A
     6.30%                           08/15/03          3,148         3,178,113
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                           11/15/26          2,000         1,937,880
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                           07/15/05          2,026         1,938,268
   Green Tree Financial Corp.,
     Series 96-10, Class A4
     6.42%                           11/15/28          3,300         3,324,750
   Green Tree Home Improvement Loan
     Trust, Series 98-D, Class HIA4
     6.20%                           06/15/29          3,275         3,288,421
   Green Tree Recreational Equipment &
     Consumer Trust, Series 97-C,
     Class A1
     6.49%                           02/15/18          2,407         2,433,326
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                           05/15/03          1,141         1,139,676

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)           Value
                                     --------       --------      -----------
ASSET BACKED SECURITIES (CONTINUED)
   Missouri Higher Education Loan
     Authority, Series 97, Class P
     5.11%**                         07/25/08        $ 3,684      $  3,646,112
   Mitsubishi Motors Credit of America
     Automobile Trust, Series 95-1,
     Class A
     5.70%                           11/15/00              2             1,723
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                           08/15/01            212           212,789
   NPC IX, Inc., Health Care Receivables,
     Inc., Series 97-1, Class A
     6.34%                           07/01/00          2,500         2,504,688
   Paragon Auto Receivables Owner Trust,
     Series 99-A, Class A
     5.95%                           11/15/05          1,550         1,549,031
   PBG Equipment Trust, Series 1A,
     Class A
     6.27%                           01/20/12          1,505         1,503,107
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                         04/01/21          4,177         4,177,241
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.10%**                         09/15/23          1,932         1,932,196
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class B
     6.45%**                         09/15/23          1,028         1,022,827
   Premier Auto Trust, Series 98-4,
     Class A3
     5.69%(DAGGER)                   06/08/02          7,000         7,027,344
   Ryder Vehicle Lease Trust,
     Series 98-A, Class A
     6.10%                           09/15/08          5,178         5,158,109
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                           01/15/08          3,000         3,028,502
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                           07/15/07          4,030         4,011,079
   Standard Credit Card Master Trust,
     Series 95-3, Class A
     7.85%                           02/07/02          3,125         3,187,804
   The Money Store Auto Grantor Trust,
     Series 97-4, Class A2
     6.35%                           03/20/04          2,300         2,323,482
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class A
     6.00%**                         01/15/25            427           420,744
     5.65%                           04/15/28          3,511         3,476,304
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class B
     6.52%**                         01/15/25          2,136         2,103,720
   The Money Store Home Equity Trust,
     Series 98-A, Class AH3
     6.18%                           08/15/12          1,000         1,002,085
   The Money Store Home Equity Trust,
     Series 98-A, Class MH2
     7.23%                           05/15/24          2,000         1,973,119


                                                      Par
                                     Maturity        (000)           Value
                                     --------       --------      -----------
ASSET BACKED SECURITIES (CONTINUED)
   The Money Store Residential Trust,
     Series 97-1, Class A3
     6.68%                           08/15/12        $ 2,800      $  2,827,125
   The Money Store Residential Trust,
     Series 97-II, Class A1
     6.65%                           11/15/07          1,403         1,409,817
   The Money Store Residential Trust,
     Series 97-II, Class A2
     6.68%                           07/15/10            800           816,220
   World Omni Automobile Lease
     Securitization Trust, Series 96-B,
     Class A3
     6.25%(DAGGER)                   11/15/02          6,511         6,548,526
   World Omni Automobile Lease
     Securitization Trust, Series 97-A,
     Class A4
     6.90%**                         06/25/03          4,072         4,122,938
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $127,090,894)                                              127,196,218
                                                                  ------------
CORPORATE BONDS -- 6.4%
FINANCE -- 3.3%
   Donaldson, Lufkin & Jenrette, Inc.
     5.88%                           04/01/02          2,900         2,892,750
   Goldman Sachs Escrow Corp.,
     Series 144A
     6.75%                           08/01/01          3,000         2,994,599
   Lehman Brothers Holdings, Inc.
     6.75%                           09/24/01          1,600         1,611,217
   Salomon, Inc.
     6.70%                           07/05/00          2,100         2,127,720
                                                                  ------------
                                                                     9,626,286
                                                                  ------------
INDUSTRIAL -- 0.9%
   Time Warner, Inc.
     4.90%                           07/29/99          2,600         2,593,500
                                                                  ------------
REAL ESTATE -- 0.8%
   Simon Property Group
     6.75%                           02/09/04          2,270         2,250,138
                                                                  ------------
TELECOMMUNICATIONS -- 1.0%
   AT&T Capital Corp.
     7.50%                           11/15/00          2,700         2,770,113
                                                                  ------------
YANKEE -- 0.4%
   Banco Internacional S.A.
     6.03%**                         07/16/01          1,094         1,091,805
   Nordbanken
     5.57%**                         10/25/01            150           144,469
                                                                  ------------
                                                                     1,236,274
                                                                  ------------
TOTAL CORPORATE BONDS
  (Cost $18,370,998)                                                18,476,311
                                                                  ------------
TAXABLE MUNICIPAL BONDS -- 1.8%
   New York City G.O., Series 96E
     6.55%                           08/01/00            200           203,250
   New York St. Pwr. Auth. Rev.,
     Series 98B
     6.05%**                         02/15/15          4,500         4,561,875
   Philadelphia Auth. for Ind. Dev. Tax
     Claim Coll. Rev., Series 97A
     6.49%                           06/15/04            542           538,529
                                                                  ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $5,241,700)                                               $  5,303,654
                                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONTINUED)

                                                        Par
AS OF MARCH 31, 1999 (UNAUDITED)    Maturity           (000)          Value
                                   ----------         ------      ------------
SHORT TERM INVESTMENTS -- 0.2%
   Galileo Money Market Fund
   (Cost $481,602)                                       482           481,602
                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
  (Cost $364,805,453*)                                 125.2%      364,355,572

REVERSE REPURCHASE AGREEMENTS -- (28.5%)
   Aubrey Lanston
     (Agreement dated 03/30/99 to be
     repurchased at $1,218,995. Collateralized by
     $1,200,000 U.S. Treasury Notes 4.50% due
     09/30/00. The value of the collateral is
     $1,191,933.)
     4.90%                           04/05/99          1,218        (1,218,332)
   Aubrey Lanston
     (Agreement dated 03/29/99 to be
     repurchased at $7,111,797. Collateralized by
     $7,000,000 U.S. Treasury Notes 4.50% due
     09/30/00. The value of the collateral is
     $6,953,804.)
     4.92%                           04/05/99          7,105        (7,107,913)
   Goldman Sachs & Co.
     (Agreement dated 01/04/99 to be repurchased at
     $2,534,190. Collateralized by $2,621,641
     Residential Asset Securitization Trust 6.75%
     due 06/25/28 The value of the collateral is
     $2,678,117.)
     5.25%                           04/05/99          2,501        (2,532,732)
   Goldman Sachs & Co.
     (Agreement dated 01/04/99 to be repurchased at
     $3,176,604. Collateralized by $3,289,680
     Residential Asset Securitization Trust 6.75%
     due 04/25/28 The value of the collateral is
     $3,348,212.)
     5.25%                           04/05/99          3,135        (3,174,776)
   Goldman Sachs & Co.
     (Agreement dated 01/04/99 to be repurchased at
     $1,992,597. Collateralized by $2,000,000 Federal
     National Mortgage Association 6.29% due 10/04/00.
     The value of the collateral is $2,062,684.)
     5.25%                           04/05/99          1,967        (1,991,450)
   Goldman Sachs & Co.
     (Agreement dated 01/04/99 to be
     repurchased at $6,577,141
     Collateralized by $6,796,449 PNC
     Mortgage Securities Corp. 6.60% due
     07/25/27. The value of the collateral
     is $6,954,299.)
     5.25%                           04/05/99          6,491        (6,573,354)

                                                      Par
                                     Maturity        (000)           Value
                                     --------       --------      -----------
   Lehman Brothers
     (Agreement dated 03/22/99 to be repurchased at
     $23,517,138. Collateralized by $6,650,000
     Arcadia Automobile Receivables Trust 5.95% due
     11/15/02, $7,000,000 Premier Auto Trust 5.69% due
     06/08/02, $6,511,051 World Omni Automobile Lease
     Securitization Trust 6.25% due 11/15/02 and
     $7,794,590 Barnett Auto Trust 6.03% due 11/15/01.
     The value of the collateral is $28,236,627.)
     5.15%                           05/21/99        $23,317      $(23,350,357)
   Morgan Stanley & Co.
     (Agreement dated 01/15/99 to be repurchased at
     $3,217,148. Collateralized by $3,333,255
     Residential Asset Securitization Trust 7.00% due
     03/25/28. The value of the collateral is
     $3,388,630.)
     5.31%                           04/15/99          3,175        (3,210,592)
   Morgan Stanley & Co.
     (Agreement dated 03/18/99 to be repurchased at
     $4,800,820. Collateralized by $4,762,046
     Government National Mortgage Association 8.25%
     due 08/15/08 to 09/15/08. The value of the
     collateral is $5,012,390.)
     4.90%                           04/19/99          4,780        (4,789,109)
   Morgan Stanley & Co.
     (Agreement dated 02/17/99 to be repurchased at
     $3,372,829. Collateralized by $3,494,649 Federal
     National Mortgage Association 6.00% due 01/01/04.
     The value of the collateral is $3,535,795.)
     4.91%                           04/19/99          3,345        (3,364,617)
   Morgan Stanley & Co.
     (Agreement dated 02/17/99 to be repurchased at
     $332,746. Collateralized by $553,318 Federal
     Home Loan Mortgage Corporation 7.50% due 07/01/07.
     The value of the collateral is $578,926.)
     4.91%                           04/19/99            330          (331,935)
   Morgan Stanley & Co.
     (Agreement dated 02/17/99 to be repurchased at
     $759,271. Collateralized by $785,574 Federal
     National Mortgage Association 6.725% due 02/26/01.
     The value of the collateral is $798,333.)
     5.00%                           05/17/99            750          (754,479)
   Morgan Stanley & Co.
     (Agreement dated 02/17/99 to be repurchased at
     $6,408,246. Collateralized by $6,650,814 Federal
     National Mortgage Association 6.20% due 02/26/01.
     The value of the collateral is $6,701,466.)
     5.00%                           05/17/99          6,330        (6,367,804)


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     LOW DURATION BOND PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)           Value
                                     --------       --------      -----------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Salomon Brothers
     (Agreement dated 03/04/99 to be
     repurchased at $4,893,601. Collateralized by
     $6,075,000 Chase Credit Card Master Trust 6.194%
     due 08/15/05. The value of the collateral is
     $6,174,289.)
     5.22%                           04/05/99         $4,871      $ (4,890,776)
   Salomon Brothers
     (Agreement dated 01/14/99 to be
     repurchased at $387,740. Collateralized by
     $391,056 Government National Mortgage
     Association 6.50% due 04/15/24. The value of
     the collateral is $395,516.)
     4.95%                           04/14/99            383          (387,055)
   Salomon Brothers
     (Agreement dated 01/14/99 to be
     repurchased at $9,993,154. Collateralized by
     $10,126,280 Federal National Mortgage Association
     6.00 - 8.50% due 12/01/03 to 12/01/10. The value
     of the collateral is $10,519,230.)
     4.95%                           04/14/99          9,871        (9,975,509)
   Salomon Brothers
     (Agreement dated 03/16/99 to be
     repurchased at $2,863,202. Collateralized by
     $1,925,348 Federal Home Loan Mortgage Corporation
     7.00 - 8.00% due 05/01/00 to 10/01/17 and $942,037
     Government National Mortgage Association 6.50 -
     7.25% due 04/15/06 to 04/15/24. The value of the
     collateral is $2,933,706.)
     4.95%                           05/17/99          2,839        (2,845,246)
                                                                  ------------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $82,407,500)                                               (82,866,036)

OTHER ASSETS IN EXCESS
  OF LIABILITIES                                        3.3%         9,630,315
                                                      ------       -----------
NET ASSETS (Applicable to 9,491,812 BlackRock shares,
  17,472,710 Institutional shares, 1,728,837 Service
  shares, 210,575 Investor A shares, 389,388 Investor
  B shares and 53,185 Investor C shares outstanding)
                                                      100.0%      $291,119,851
                                                      ======      ============


                                                                      Value
                                                                  ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER BLACKROCK,
  INSTITUTIONAL, SERVICE AND
  INVESTOR A SHARE
  ($286,729,492 (DIVIDE) 28,903,934)                                    $ 9.92
                                                                        ======
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE SHARE                                       $ 9.92
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.92 (DIVIDE) 0.970)                                                $10.23
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($3,862,755 (DIVIDE) 389,388)                                         $ 9.92
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($527,604 (DIVIDE) 53,185)                                            $ 9.92
                                                                        ======
-----------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                                  $ 1,245,249
    Gross unrealized depreciation                                   (1,695,130)
                                                                   -----------
                                                                   $  (449,881)
                                                                   ===========

**Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $89,902,788 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of of $3,400,000 on 242 long U.S. Treasury Notes futures contracts and 281 281 short U.S. Treasury Notes futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $82,084,781, thereby resulting in an unrealized loss of $112,071.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ---------      ---------      ------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 32.1%
   Federal Home Loan Bank
     5.00%                           09/20/00        $ 3,000      $  2,994,073
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                           08/01/16          5,027         5,218,353
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                           10/01/16          4,321         4,478,707
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                           10/01/18          4,935         4,711,903
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                           02/10/06          4,992         5,066,045
   U.S. Treasury Bonds
      5.63%(DAGGER)                  04/30/00         31,630        31,863,651
      5.50%                          05/31/00         29,575        29,768,048
      8.75%                          11/15/08         14,000        15,833,237
     12.75%                          11/15/10         20,525        28,645,679
     14.00%                          11/15/11         11,400        17,291,376
                                                                  ------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
  (Cost $146,355,207)                                              145,871,072
                                                                  ------------
MORTGAGE PASS-THROUGHS -- 37.5%
   Federal Home Loan Mortgage
     Corporation
     6.00%                           06/30/99            900           902,328
     9.00%                           06/01/01              1               672
     7.00%                           05/01/02            109           111,102
     8.00%                        11/08-06/17          1,828         1,919,576
     6.50%                        07/18-09/28          2,827         1,820,459
   Federal Home Loan Mortgage
     Corporation 15 Year Balloon
     6.50%                           05/13/26          5,500         5,475,937
   Federal National Mortgage Association
     6.20%                           02/26/01          1,166         1,166,790
     6.73%                           02/26/01          7,732         7,798,712
     8.50%                           06/01/03             65            67,898
     6.50%                        08/03-07/08         35,153        35,392,645
     6.00%                        11/03-02/29         19,182        18,828,070
     6.13%                           11/25/03          2,971         2,946,248
     6.09%**                         10/01/08          7,338         7,308,227
     6.04%                           02/25/09          4,500         4,443,720
     8.50%                           12/01/10          6,144         6,453,565
     7.27%                           01/25/11          6,205         6,455,001
     5.50%                        12/13-02/14         17,439        16,981,069
     7.58%**                         11/01/18          4,915         5,153,153
   Federal National Mortgage Association
     Multi-Family
     6.50%                           10/25/03          1,765         1,778,033
     7.71%**                         12/01/18          3,111         3,260,499
     6.32%**                         10/01/23          9,726         9,731,967
   Government National Mortgage
     Association
     7.25%                           04/15/06          7,840         8,023,294
     8.25%                        11/08-02/09          4,334         4,548,995
     6.50%                        10/23-12/23          5,653         5,630,017
     9.75%**                         06/15/24         11,093        11,400,800
     7.00%                        12/27-07/28            786           798,131


                                                      Par
                                     Maturity         (000)           Value
                                    ---------      ---------      ------------
MORTGAGE PASS-THROUGHS (CONTINUED)
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.76%**                         12/26/25        $ 1,878      $  1,891,959
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $170,061,681)                                              170,288,867
                                                                  ------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 2.1%
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.33%                           10/25/00          5,815         5,857,643
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00%                           03/25/28          3,648         3,657,074
                                                                  ------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
  (Cost $9,470,344)                                                  9,514,717
                                                                  ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 4.0%
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                           08/15/19          5,150         5,088,844
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     1.64%**                         07/15/27         11,868         1,040,600
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 98-C2, Class A2
     6.42%                           05/15/31          1,400         1,404,465
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22          3,062         3,062,863
   Morgan Stanley Capital Investments,
     Series 97-HF1, Class A1
     6.86%                           07/15/29          4,074         4,194,763
   Residential Funding Mortgage
     Securities, Series 96-HS2, Class A4
     7.55%                           09/25/12          2,022         2,024,606
   Structured Asset Securities Corp.,
     Series 98-C2, Class A
     5.11%**                         01/25/13            518           517,026
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                           01/25/28          1,009         1,006,716
                                                                  ------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
  (Cost $18,422,048)                                                18,339,883
                                                                  ------------
PROJECT LOANS -- 4.9%
   Federal Housing Authority, General
     Motors Acceptance Corp. Grantor
     Trust, Series 97-A, Class A
     7.01%                           01/01/21            960           929,648
   Federal Housing Authority, General
     Motors Acceptance Corp. Grantor
     Trust, Series 93-1
     5.94%                           04/14/12          2,151         2,089,074
   Federal Housing Authority, Merrill Lynch,
     Series 29, Class 1A1
     7.43%                           06/01/22          8,123         8,254,542
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                           12/01/21          5,473         5,567,408

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ---------      ---------      ------------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority, USGI,
     Series 56
     7.46%                           01/01/23        $ 5,359      $  5,459,088
                                                                  ------------
TOTAL PROJECT LOANS
  (Cost $22,432,488)                                                22,299,760
                                                                  ------------
ASSET BACKED SECURITIES -- 23.2%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                           07/15/13          9,114         9,051,767
   Chevy Chase Auto Receivables Trust,
     Series 96-1, Class A
     6.60%(DOUBLE DAGGER)            12/15/02            580           586,579
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                           07/15/03          1,286         1,290,175
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                           03/20/04          2,700         2,730,237
   Contimortgage Home Equity Loan Trust,
     Series 95-1, Class A4
     8.60%                           04/15/10          2,721         2,744,315
   Dayton Hudson Credit Card Master Trust,
     Series 98-1, Class A
     5.90%                           05/25/06          2,200         2,207,562
   DVI Receivables Corp., Series 98-I,
     Class A2
     6.04%                           09/10/06          2,760         2,770,400
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                           12/15/19          4,145         4,117,494
   Green Tree Financial Corp.,
     Series 97-4, Class A
     7.36%                           02/15/29          3,600         3,678,750
   Green Tree Financial Corp., Series 97-5,
     Class A7
     7.13%                           05/15/29          3,501         3,431,311
   Green Tree Home Improvement Loan
     Trust, Series 97-C, Class HEA2
     6.38%                           08/15/28          1,438         1,441,078
   Health Care Receivables Securitization
     Program, Series 98-1, Class A
     6.22%                           06/01/02          4,500         4,513,296
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                           05/15/03          2,190         2,188,179
   Mitsubishi Motors Credit of America
     Automobile Trust, Series 95-1, Class A
     5.70%                           11/15/00             17            17,227
   National Premier Financial,
     Series 97-1, Class A
     6.82%**                         07/01/01          2,300         2,304,312
   New Century Home Equity Loan Trust,
     Series 98-NC3, Class A1
     6.00%                           08/25/28          4,363         4,361,944
   PMC Capital Small Business
     Administration Loan-Backed
     Certificates, Series 97-1, Class A
     6.10%**                         09/15/23          3,220         3,220,327


                                                       Par
                                     Maturity         (000)           Value
                                    ---------      ---------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                           07/15/07        $ 6,560      $  6,529,200
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                           08/15/01         10,700        10,648,995
   Sears Credit Account Master Trust,
     Series 99-1, Class A
     5.65%                           03/15/09          1,850         1,829,187
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                           11/07/03          9,000         9,571,527
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                           02/15/16            280           279,837
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                           06/15/15          3,788         3,868,499
   The Money Store Home Equity Trust,
     Series 96-B, Class A13
     6.90%                           04/15/10          2,218         2,218,396
   The Money Store Residential Trust,
     Series 98-I, Class A4
     6.52%                           08/15/15          9,000         8,939,627
   The Money Store Residential Trust,
     Series 99-1, Class A
     5.58%                           07/15/25          3,300         3,299,485
   Travelers Bank Credit Card Master Trust,
     Series 98-1, Class A
     6.00%                           01/18/05          4,900         4,963,547
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                           04/07/03          2,468         2,463,270
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $105,339,662)                                              105,266,523
                                                                  ------------
TAXABLE MUNICIPAL BONDS -- 1.4%
   New Jersey Econ. Dev. Auth.
     Pension Obligation Bond,
     Series 97B
     6.62%                           02/15/02          1,527         1,292,224
   Stanislaus Cnty., California Taxable
     Pension Obligation Bond, Series 95
     7.15%                           08/15/13          4,830         5,035,275
                                                                  ------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $6,096,527)                                                  6,327,499
                                                                  ------------
SHORT TERM INVESTMENTS -- 2.4%
   Federal Home Loan Bank
     Discount Notes
     4.80%                           04/01/99          3,685         3,685,000
   Galileo Money Market Fund                           7,078         7,077,805
                                                                  ------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $10,762,805)                                                10,762,805
                                                                  ------------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
               INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CONCLUDED)


AS OF MARCH 31, 1999 (UNAUDITED)                                      Value
                                                                  ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $488,940,762*)                                  107.6%      $488,671,126

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                         (7.6%)      (34,647,216)
                                                      ------      ------------
NET ASSETS (Applicable to 40,550,937
  Institutional shares, 2,841,680 Service
  shares, 1,293,958 Investor A shares,
  47,917 Investor B shares and 32,929
  Investor C shares outstanding)                      100.0%      $454,023,910
                                                      ======      ============
NET ASSET VALUE AND REDEMPTION
  PRICE PER INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($453,203,965 (DIVIDE) 44,686,575)                                    $10.14
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
  AND SERVICE SHARE                                                     $10.14
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($10.14 (DIVIDE) 0.960)                                               $10.56
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($485,977 (DIVIDE) 47,917)                                            $10.14
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($333,968 (DIVIDE) 32,929)                                            $10.14
                                                                        ======

------------------

*  Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
   appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                  $ 2,405,962
    Gross unrealized depreciation                                   (2,675,598)
                                                                   -----------
                                                                   $  (269,636)
                                                                   ===========

**Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $31,630,000 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $2,570,124 on 54 long U.S. Treasury Bonds futures contracts, 78 long U.S. Treasury Notes futures contracts and 45 short U.S. Treasury Notes futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $20,363,438, thereby resulting in an unrealized loss of $19,672.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           INTERMEDIATE BOND PORTFOLIO

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ---------      ---------      ------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 16.2%
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                           08/01/12        $ 3,404      $  3,508,888
   Small Business Administration
     Participation Certificates,
     Series 96-20H, Class 1
     7.25%                           08/01/16          5,733         5,950,753
   Small Business Investment Cos.
     Pass-Through, Series 96-P10A,
     Class 1
     6.67%                           02/10/06          3,349         3,398,341
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                           11/01/07          1,000         1,009,561
   U.S. Treasury Bonds
     5.50%                           03/31/03         15,645        15,823,655
     6.13%                           08/15/07          4,265         4,467,892
     8.75%(DAGGER)                   11/15/08         19,150        21,657,606
     12.75%(DAGGER)                  11/15/10         18,200        25,400,797
     14.00%                          11/15/11          5,990         9,085,557
     5.25%                           11/15/28            465           434,576
                                                                  ------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
  (Cost $90,970,045)                                                90,737,626
                                                                  ------------
MORTGAGE PASS-THROUGHS -- 18.8%
   Federal Home Loan Mortgage
     Corporation
     6.23%**                         07/01/01          6,607         6,592,748
     9.00%                        12/01-12/16            100           103,902
     9.50%                           01/01/05            190           201,364
     8.50%                           07/01/06             33            34,839
     7.25%                           12/01/06            489           499,269
     8.00%(DAGGER)                07/08-09/18          5,787         1,126,065
     5.13%                           10/15/08         11,600        15,870,171
     6.50%(DAGGER)                12/23-04/29         10,251        10,207,123
   Federal National Mortgage Association
     6.00%(DAGGER)                01/04-02/29         21,965        21,553,303
     9.50%                           03/01/05             10            10,356
     8.00%(DAGGER)                   03/01/08          2,677         2,763,831
     6.04%                           02/25/09          5,600         5,529,963
     7.50%(DAGGER)                   05/01/09          2,090         2,147,814
     8.50%                           12/01/10          5,877         6,172,975
     7.27%                           01/25/11          3,250         3,381,016
     5.50%(DAGGER)                04/13-02/14          7,403         7,208,280
     6.50%                           02/01/25          3,970         3,955,088
   Government National Mortgage
     Association
     7.25%(DAGGER)                   04/15/06          1,399         1,431,989
     8.25%(DAGGER)                08/08-11/08          6,793         7,130,780
     9.50%                        05/16-02/17            332           357,437
     8.50%                        02/17-03/17          1,886         1,992,650
     6.50%                        10/23-12/23          4,867         4,845,349
   MLCC Mortgage Investors, Inc.,
     Series 95-C1, Class C
     7.52%**                         05/25/15          2,022         2,022,842
   Salomon Brothers Mortgage Securities
     VII, Series 96-6B, Class A1
     5.41%**                         06/30/26            177           177,289
   Salomon Brothers Mortgage Securities
     VII, Series 96-6G, Class A1
     5.31%**                         09/30/27             61            60,842
                                                                  ------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $105,106,327)                                             105,377,285
                                                                  ------------


                                                       Par
                                     Maturity         (000)           Value
                                    ---------      ---------      ------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 5.4%
   Amresco Securitized Net Interest
     Margin Trust, Series 96-1, Class A
     8.10%                           04/26/26        $ 1,345      $  1,283,117
   Federal Home Loan Mortgage Corp.,
     Series 96T-2, Class A
     7.00%                           01/25/21          3,997         4,009,627
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class A
     6.33%(DAGGER)                   10/25/00          3,610         3,636,436
   Federal National Mortgage Association
     Grantor Trust, Series 96-T6, Class C
     6.20%(DAGGER)                   02/26/01          4,723         4,725,498
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.92%                           07/01/26            514           433,444
   Federal National Mortgage Association,
     Series 89-16, Class B (PO)
     8.79%                           03/25/19          1,367         1,134,715
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 97-C1, Class X (IO)
     7.84%**                         07/15/27         27,698         2,428,605
   Residential Accredit Loans, Inc.,
     Series 97-QS12, Class A7
     7.25%                           11/25/27          4,540         4,595,760
   Residential Accredit Loans, Inc.,
     Series 98-QS5, Class A1
     6.75%                           04/25/28          1,191         1,196,476
   Residential Asset Securitization Trust,
     Series 98-A1, Class A1
     7.00%                           03/25/28          3,648         3,657,074
   Residential Asset Securitization Trust,
     Series 98-A2, Class A1
     6.75%                           04/25/28          1,821         1,825,359
   Residential Asset Securitization Trust,
     Series 98-A5, Class A1
     6.75%                           02/25/28            266           267,348
   Residential Asset Securitization Trust,
     Series 98-A8, Class A2
     6.75%                           08/25/28          1,090         1,096,130
                                                                  ------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
  (Cost $30,337,331)                                                30,289,589
                                                                  ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 18.3%
   Arcadia Automobile Receivables Trust,
     Series 98-A, Class A3
     5.90%                           11/15/02          4,800         4,808,443
   Asset Securitization Corp.,
     Series 97-D5, Class A1A
     6.50%                           02/14/41          6,689         6,765,386
   Atherton Franchisee Loan Funding,
     Series 98-A, Class A2
     6.72%                           08/15/19          6,000         5,928,750
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AI
     7.01%                           05/25/29          3,784         3,788,349
   Bayview Financial Acquisition Trust,
     Series 98-1, Class AII
     5.24%**                         05/25/29          2,844         2,814,571
   Bosque Asset Corp., Series 97-1,
     Class A1
     7.66%**                         06/05/02          1,293         1,294,854

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ---------      ---------      ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   FMAC Loan Receivables Trust,
     Series 98-CA, Class A1
     5.99%                           11/15/04        $ 3,823      $  3,776,311
   Franchise Loan Trust, Series 98-1,
     Class A1
     6.24%                           07/15/04          3,559         3,530,361
   General Motors Acceptance Corp.,
     Series 97
     7.43%                           02/21/21          1,296         1,317,389
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 98-C2, Class A1
     6.15%                           11/15/07          1,123         1,126,261
   ICI Funding Corp. Secured Assets Corp.,
     Series 97-1, Class A10
     7.75%                           03/25/28          3,400         3,510,039
   IFC Small Business Administration
     Loan-Backed Adjustable Rate
     Certificates, Series 97-1, Class A
     5.75%**                         01/15/24          3,014         2,989,816
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 97, Class D
     5.92%**                         07/25/29          4,000         3,865,000
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 96-C2, Class A
     7.43%**                         10/25/26          8,316         8,676,953
   Master Financial Asset Securitization
     Trust, Series 98-2, Class A3
     6.60%                           11/20/18          6,000         5,988,750
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22          2,908         2,908,939
   Merit Securities Corp., Series 98-11,
     Class 2A2
     5.24%**                         11/28/22          5,900         5,894,469
   Morgan Stanley Capital Investments,
     Series 97-HF1, Class A1
     6.86%                           07/15/29          4,606         4,741,906
   Morgan Stanley Capital Investments,
     Series 98-CF1, Class A1
     6.33%                           10/15/07          4,419         4,435,629
   Norwest Integrated Structured Assets,
     Inc., Series 98-1, Class 2A1
     7.00%                           05/25/28          3,829         3,848,349
   NYC Mortgage Loan Trust, Series 96,
     Class A1
     6.75%                           06/25/06          4,147         4,214,264
   Republic Bank Home Loan Owner Trust,
     Series 98-1, Class A1
     6.61%                           04/25/07          2,806         2,805,240
   Resolution Trust Corp., Series 93-C3,
     Class D
     7.10%                           12/25/24            607           606,379
   Structured Asset Securities Corp.,
     Series 98-C2A, Class B
     5.26%**                         01/25/13          3,619         3,601,814
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     5.55%                           07/15/25          4,100         4,099,359


                                                       Par
                                     Maturity         (000)           Value
                                    ---------      ---------      ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   Union Planters Mortgage Finance Corp.,
     Series 98-1, Class A1
     6.35%                           01/25/28        $ 4,801      $  4,790,581
                                                                  ------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
  (Cost $102,319,660)                                              102,128,162
                                                                  ------------
PROJECT LOANS -- 4.0%
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                           12/01/21         17,291        17,588,315
   Federal Housing Authority, USGI,
     Series 56
     7.46%                           01/01/23          4,832         4,922,131
                                                                  ------------
TOTAL PROJECT LOANS
  (Cost $22,495,149)                                                22,510,446
                                                                  ------------
ASSET BACKED SECURITIES -- 26.7%
   ACLC Business Loan Receivables Trust,
     Series 98-1, Class A1
     6.44%                           07/15/13          3,262         3,239,580
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                           03/15/27          4,200         4,126,500
   Barnett Auto Trust, Series 97-A, Class A3
     6.03%                           11/15/01          1,999         2,039,516
   Brazo Student Loan Finance Corp.,
     Series 95-B, Class A4
     5.23%**                         12/01/25          7,870         7,870,000
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%(DAGGER)                   08/15/05         12,155        12,299,014
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                           07/15/03          1,693         1,698,458
   Chevy Chase Auto Receivables Trust,
     Series 97-1, Class A
     6.50%                           10/15/03          5,378         5,373,246
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                           03/20/04          1,748         1,767,553
   Dayton Hudson Credit Card Master
     Trust, Series 97-1, Class A
     6.25%                           08/25/05          4,000         4,001,691
   DVI Receivables Corp., Series 98-1,
     Class A2
     6.04%                           09/10/06          5,519         5,540,800
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                           12/15/19          7,046         6,999,740
   Green Tree Financial Corp., Series 94-B,
     Class A
     7.85%                           07/15/04          2,799         2,772,381
   Green Tree Financial Corp., Series 96-7,
     Class A6
     7.65%                           10/15/27          3,300         3,456,938
   Green Tree Financial Corp., Series 96-9,
     Class B1
     7.65%                           01/15/28          4,000         3,811,802
   Green Tree Financial Corp., Series 97-8,
     Class B1
     7.14%(DOUBLE DAGGER)            10/15/29          2,000         1,841,250
   Green Tree Financial Corp., Series 98-1,
     Class D
     6.35%                           06/15/29          5,800         5,851,435

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ---------      ---------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Recreational Equipment &
     Consumer Trust, Series 97-C,
     Class A1
     6.49%                           02/15/18        $ 7,221      $  7,299,979
   Health Care Receivables Securitization
     Program, Series 98-1, Class A
     6.22%                           06/01/02          4,400         4,413,000
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                           05/15/03          1,141         1,139,683
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.36%**                         04/15/26          1,621         1,606,733
   Mitsubishi Motors Credit of America
     Automobile Trust, Series 95-1, Class A
     5.70%                           11/15/00             11            11,347
   National Premier Financial, Series 97-1,
     Class A
     6.82%**                         07/01/01          3,000         3,005,625
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                           08/15/01            635           638,367
   Nissan Auto Receivables Grantor Trust,
     Series 98-A, Class A
     5.45%                           04/15/04          3,959         3,961,653
   PBG Equipment Trust, Series 1A, Class A
     6.27%                           01/20/12          7,970         7,962,406
   PMC Capital Limited Partnership,
     Series 98-1, Class A
     6.75%**                         04/01/21          2,456         2,455,817
   PMC Capital Small Business
     Administration Loan-Backed
     Adjustable Rate Certificates,
     Series 97-1, Class A
     6.10%**                         09/15/23          5,284         5,284,397
   Puget Power Conservation Grantor Trust,
     Series 97-1, Class A
     6.23%                           07/11/02          3,248         3,260,609
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                           01/15/08          5,000         5,047,503
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                           07/15/07          6,055         6,026,571
   Sears Credit Account Master Trust,
     Series 99-1, Class A
     5.65%                           03/15/09          2,250         2,224,688
   Standard Credit Card Master Trust,
     Series 94-4, Class A
     8.25%                           11/07/03          1,650         1,754,780
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                           02/15/16            671           671,609
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                           06/15/15          3,179         3,246,428
   The Money Store Home Equity Trust,
     Series 95-B, Class A13
     7.40%                           01/15/16          5,574         5,778,630
   Travelers Bank Credit Card Master Trust,
     Series 98-1, Class A
     6.00%                           01/18/05          5,800         5,875,219
   Union Acceptance Corp., Series 96-A,
     Class A
     5.40%                           04/07/03          2,461         2,455,515


                                                       Par
                                     Maturity         (000)           Value
                                    ---------      ---------      ------------
ASSET BACKED SECURITIES (CONTINUED)
   World Omni Automobile Lease
     Securitization Trust, Series 96-A,
     Class A2
     6.55%                           06/25/02        $ 2,707      $  2,710,879
                                                                  ------------
TOTAL ASSET BACKED SECURITIES
  (Cost $149,726,486)                                              149,521,342
                                                                  ------------
CORPORATE BONDS -- 29.3%
FINANCE -- 13.6%
   Associates Corp.
     5.75%                           11/01/03          8,430         8,326,521
   Bear Stearns Capital Trust Investments
     7.00%                           01/15/27          5,100         5,117,034
   Capital One Bank
     6.65%                           03/15/04          2,360         2,368,850
   Chrysler Financial Co.
     5.25%                           10/22/01          4,130         4,088,874
   Crestar Financial Corp.
     8.25%                           07/15/02          3,200         3,408,000
   Crown Cork & Seal, S.A.
     6.75%                           12/15/03          2,000         1,993,871
   Den Danske Bank
     6.38%**                         06/15/08          5,600         5,390,000
   Equitable Life Surplus
     6.95%                           12/01/05          1,750         1,793,893
   ERAC USA Finance Co.
     6.95%                           03/01/04          1,375         1,395,489
   Ford Motor Credit Corp.
     6.50%                           02/28/02          5,850         5,974,313
     5.75%                           02/23/04          2,810         2,788,925
   Ikon Capital Resources
     6.93%                           06/07/99          4,000         3,998,313
   J.P. Morgan & Co., Inc.
     5.33%                           02/15/12          3,700         3,277,090
   KeyBank N.A.
     5.80%                           04/01/04          2,200         2,189,812
   Lehman Brothers Holdings, Inc.
     8.75%                           05/15/02          3,940         4,174,919
   Newcourt Credit Group
     7.13%                           12/17/03          5,035         5,217,238
   Provident Companies, Inc.
     7.41%                           03/15/38          4,600         4,562,241
   Raytheon Co.
     6.30%                           03/15/05          4,300         4,332,250
   Salomon, Inc.
     8.90%                           02/15/00          1,100         1,133,143
   Simon Property Group, L.P.
     6.75%                           02/09/04          4,380         4,341,675
                                                                   -----------
                                                                    75,872,451
                                                                   -----------
INDUSTRIAL -- 9.4%
   Anixter, Inc.
     8.00%(DOUBLE DAGGER)            09/15/03          4,350         4,310,621
   Coca-Cola Enterprises
     5.71%                           03/18/37          5,000         5,037,500
   Federated Department Stores
     6.13%                           09/01/01          3,230         3,234,038
   Litton Industries, Inc.
     6.05%                           04/15/03          4,100         4,064,125
   Monsanto Co.
     5.75%                           12/01/05          5,110         5,014,188
   RJR Nabisco, Inc.
     6.70%                           06/15/02          4,200         4,228,672
     6.85%                           06/15/05            300           302,353


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONTINUED)

                                                        Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity          (000)         Value
                                    ----------       ---------    -------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Safeway, Inc.
     6.05%                           11/15/03        $ 2,775       $ 2,755,670
   Southdown, Inc.
     10.00%                          03/01/06          2,850         3,181,237
   Texaco Capital, Inc.
     9.00%                           12/15/99            500           513,125
   Time Warner, Inc.
     4.90%                           07/29/99          8,700         8,678,250
   Tyco Intl. Group Corp.
     5.88%                           11/01/04          5,865         5,821,013
   Williams Holdings of Delaware
     6.13%                           12/01/03          5,650         5,593,565
                                                                   -----------
                                                                    52,734,357
                                                                   -----------
UTILITY -- 3.3%
   Mobile Energy Services, L.L.C.
     8.67%                           01/01/17            856           214,067
   National Rural Utilities Corp.
     5.00%                           10/01/02          4,620         4,519,677
   Pennsylvania Power & Light Co.
     9.25%                           10/01/19          4,050         4,115,813
   Sprint Capital Corp.
     6.13%                           11/15/08          3,010         2,961,088
   US West Capital Funding, Inc.
     6.25%                           07/15/05          6,440         6,486,999
                                                                   -----------
                                                                    18,297,644
                                                                   -----------
YANKEE -- 3.0%
   Household Netherlands B.V.
     6.20%                           12/01/03          4,900         4,924,419
   Nordbanken
     5.57%**                         10/25/01          4,950         4,767,469
   Swedbank
     7.50%**                         09/29/49          2,200         2,165,878
   Yorkshire Power Finance
     6.15%                           02/25/03          5,100         5,066,113
                                                                   -----------
                                                                    16,923,879
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $165,523,527)                                              163,828,331
                                                                   -----------
TAXABLE MUNICIPAL BONDS -- 3.5%
   New Jersey Econ. Dev. Auth.
     St. Pension Fdg. Rev., Series 97B
     6.94%                           02/15/05          2,900         2,040,875
   New York City G.O., Series 96E
     6.55%                           08/01/00          4,600         4,674,750
   New York St. Pwr. Auth. Rev. &
     Gen. Purp. Rev., Series 98B
     6.11%**                         05/17/99          5,600         5,670,000
   Philadelphia Auth. Ind. Dev. Tax Claim
     Coll. Rev., Series 97A
     6.49%                           06/15/04          6,908         6,866,217
                                                                   -----------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $19,052,671)                                                19,251,842
                                                                   -----------
SHORT TERM INVESTMENTS -- 0.2%
   Federal Home Loan Bank
     Discount Notes
     4.80%                           04/01/99            445           445,000
   Galileo Money Market Fund                             386           386,078
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $831,078)                                                      831,078
                                                                   -----------

                                                        Par
                                      Maturity         (000)          Value
                                     ----------      ---------    ------------
TOTAL INVESTMENTS IN SECURITIES
(Cost $686,362,274*)                                   122.4%     $684,475,701

REVERSE REPURCHASE AGREEMENTS -- (18.8%)
Aubrey Lanston
  (Agreement dated 03/30/99 to be
  repurchased at $7,687,087. Collateralized by
  $6,600,000 U.S. Treasury Bonds 8.75% due
  11/15/08. The value of the collateral is
  $7,682,797.)
  4.95%                              04/05/99          7,681        (7,682,862)
Aubrey Lanston
  (Agreement dated 03/23/99 to be
  repurchased at $10,037,819. Collateralized b
  $8,600,000 U.S. Treasury Bonds 8.75% due
  11/15/08. The value of the collateral is
  $10,010,917.)
  4.83%                              04/06/99         10,019       (10,031,098)
Aubrey Lanston
  (Agreement dated 03/31/99 to be
  repurchased at $3,141,339. Collateralized by
  $2,700,000 U.S. Treasury Bonds 8.75% due
  11/15/08. The value of the collateral is
  $3,142,962.)
  4.95%                              04/06/99          3,139        (3,139,182)
Aubrey Lanston
  (Agreement dated 03/29/99 to be
  repurchased at $15,887,136. Collateralized by
  $11,000,000 U.S. Treasury Notes 12.75% due
  11/15/10. The value of the collateral is
  $15,882,911.)
  4.95%                              04/07/99         15,868       (15,874,045)
Lehman Brothers
  (Agreement dated 03/18/99 to be
  repurchased at $6,535,999. Collateralized
  by $6,866,136 Federal National Mortgage
  Association 5.50% due 12/01/13.
  The value of the collateral is $6,717,369.)
  4.84%                              04/19/99          6,508        (6,520,249)
Morgan Stanley & Co.
  (Agreement dated 01/04/99 to be repurchased
  at $8,661,396. Collateralized by $8,644,140
  Government National Mortgage Association 7.25-
  8.25% due 04/15/06 to 11/15/08. The value of
  the collateral is $9,097,398.)
  4.92%                              04/05/99          8,555        (8,663,734)
Morgan Stanley & Co.
  (Agreement dated 03/25/99 to be repurchased
  at $8,013,041. Collateralized by $8,332,802
  Federal National Mortgage Association Grantor
  Trust 6.20-6.325% due 10/25/00 to 02/26/01.
  The value of the collateral is $8,405,363.)
  4.91%                              05/24/99          7,948        (7,955,588)
Paine Webber
  (Agreement dated 03/15/99 to be
  repurchased at $8,963,824. Collateralized
  by $2,241,097 Federal Home Loan
  Mortgage Corp. 8.00% due 09/01/09
  and $6,803,797 Federal National
  Mortgage Association 6.00-7.50% due
  01/01/04 to 05/01/09. The value of
  the collateral is $9,225,262.)
  4.95%                              04/14/99          8,927        (8,947,867)


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                     INTERMEDIATE BOND PORTFOLIO (CONCLUDED)

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)      Maturity        (000)           Value
                                     ----------     ---------     ------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
Salomon Brothers
  (Agreement dated 03/04/99 to
  be repurchased at $9,791,221. Collateralized
  by $12,155,000 Chase Credit Card Master Trust
  6.194% due 08/15/05. The value of the
  collateral is $12,333,420.)
  5.22%                              04/05/99        $ 9,746      $ (9,785,569)
Salomon Brothers
  (Agreement dated 01/14/99 to be
  repurchased at $2,347,698.
  Collateralized by $2,321,443 Federal
  Home Loan Mortgage Corp. 8.00% due
  07/01/08 to 09/01/18. The value of the
  collateral is $2,453,718.)
  4.95%                              04/14/99          2,319        (2,345,465)
Salomon Brothers
  (Agreement dated 03/15/99 to
  be repurchased at $9,104,401. Collateralized
  by $9,575,062 Federal National Mortgage
  Association 6.00% due 01/01/29 to 2/01/29.
  The value of the collateral is $9,361,672.)
  4.95%                              04/14/99          9,067        (9,088,194)
Salomon Brothers
  (Agreement dated 03/18/99 to
  be repurchased at $12,743,602. Collateralized
  by $12,524,698 Federal National Mortgage
  Association 6.50-8.50% due 03/01/08 to 02/01/25.
  The value of the collateral is $12,972,878.)
  4.93%                              04/19/99         12,688       (12,712,326)
Salomon Brothers
  (Agreement dated 03/04/99 to be
  repurchasd at $2,408,321.
  Collateralized by $1,091,450 Federal
  Home Loan Mortgage Corp. 6.50%
  due 09/01/28 and $1,390,208 Federal
  National Mortgage Association 6.00%
  due 02/01/04. The value of the
  collateral is $2,497,379.)
  4.93%                              06/02/99          2,379        (2,388,122)
                                                                   -----------
TOTAL REVERSE REPURCHASE
  AGREEMENTS
  (Cost $104,843,000)                                             (105,134,301)

LIABILITIES IN EXCESS OF
  OTHER ASSETS                                         (3.6%)      (20,063,388)
                                                      ------      ------------
NET ASSETS (Applicable to 4,554,973 BlackRock
  shares, 51,983,878 Institutional shares,
  2,904,435 Service shares, 256,927 Investor A
  shares, 76,288 Investor B shares and 10,475
  Investor C shares outstanding)                      100.0%      $559,278,012
                                                      ======      ============


                                                                      Value
                                                                  ------------
NET ASSET VALUE AND REDEMPTION
  PRICE PER BLACKROCK,
  INSTITUTIONAL, SERVICE
  AND INVESTOR A SHARE
  ($558,466,483 (DIVIDE) 59,700,213)                                    $ 9.35
                                                                        ======
OFFERING PRICE PER BLACKROCK,
  INSTITUTIONAL AND SERVICE
  SHARE                                                                 $ 9.35
                                                                        ======
MAXIMUM OFFERING PRICE PER
  INVESTOR A SHARE
  ($9.35 (DIVIDE) 0.960)                                                $ 9.74
                                                                        ======
NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 4.5%)
  PER INVESTOR B SHARE
  ($713,543 (DIVIDE) 76,288)                                            $ 9.35
                                                                        ======

NET ASSET VALUE, OFFERING
  AND REDEMPTION PRICE
  (SUBJECT TO A MAXIMUM CONTINGENT
  DEFERRED SALES CHARGE OF 1.0%)
  PER INVESTOR C SHARE
  ($97,986 (DIVIDE) 10,475)                                             $ 9.35
                                                                        ======

-----------------
*  Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
   appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                  $ 3,302,264
    Gross unrealized depreciation                                   (5,188,837)
                                                                   -----------
                                                                   $(1,886,573)
                                                                   ===========

** Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $100,845,833 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE  DAGGER) Principal  amount  of  securities  pledged  as  collateral  of
   $2,700,000 on 11 long U.S.Treasury Bonds futures contracts and 48 short U.S. Treasury Notes futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $6,831,188, thereby resulting in an unrealized gain of $3,474.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                               CORE BOND PORTFOLIO

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ----------      ---------      -----------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 14.6%
   Overseas Private Investment Co.
     5.46%**                         02/15/06       $    296        $  285,888
     5.79%**                         02/15/06            265           258,395
     6.46%**                         12/06/06            187           185,928
     5.92%**                         12/16/06          1,932         1,895,165
     6.27%**                         12/16/06          2,279         2,283,067
     6.38%**                         12/16/06          1,772         1,777,915
     6.53%**                         12/16/06            461           460,237
     5.88%**                         05/29/12            351           343,924
     6.27%**                         05/29/12            235           234,626
     6.84%**                         05/29/12            482           489,488
   Small Business Administration
     Participation Certificates,
     Series 92-20H, Class 1
     7.40%                           08/01/12            204           210,533
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                           10/01/16             55            57,175
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                           02/01/17          2,398         2,476,411
   Small Business Investment Cos.
     Pass-Through, Series 97-P10C,
     Class 1
     6.85%                           08/01/07          5,500         5,623,027
   Small Business Investment Cos.
     Pass-Through, Series 97-P10D,
     Class 1
     6.51%                           11/10/07            400           403,824
   Small Business Investment Cos.
     Pass-Through, Series 98-10A,
     Class 1
     6.12%                           02/01/08            250           247,680
   Student Loan Marketing Association,
     Series 97-3, Class A2
     5.39%**                         10/25/10          3,500         3,448,730
   U.S. Treasury Bonds
     8.75%                           11/15/08          8,415         9,516,906
     12.75%                          11/15/10          6,400         8,932,148
     14.00%                          11/15/11            750         1,137,591
     8.50%                           02/15/20         19,465        25,464,278
     6.38%                           08/15/27          9,695        10,380,747
     5.25%                           11/15/28         14,545        13,692,215
   U.S. Treasury Bonds (CPI)
     3.63%(DAGGER)                   04/15/28         21,010        20,387,236
   U.S. Treasury Notes
     4.50%                           09/30/00          2,115         2,100,522
     5.50%                           05/31/03         17,900        18,104,062
     5.75%                           08/15/03          2,950         3,012,571
     7.25%                           05/15/04          2,015         2,196,594
   U.S. Treasury Notes (CPI)
     3.63%                           01/15/08         17,000        16,876,893
     3.88%                           01/15/09          6,725         6,711,506
                                                                   -----------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
  (Cost $161,131,209)                                              159,195,282
                                                                   -----------

                                                       Par
                                     Maturity         (000)          Value
                                    ----------      ---------     ------------
MORTGAGE PASS-THROUGHS -- 27.8%
   Federal Home Loan Mortgage
     Corporation
     7.50%                        09/05-10/26     $    3,302       $ 3,402,273
     5.13%                           10/15/08          7,350         6,959,297
     6.00%                        02/12-03/14          1,424         1,414,786
     5.50%                        12/12-01/14         26,762        26,093,096
     8.00%                           11/01/15             85            88,579
     7.00%                           03/01/25            616           625,814
     6.50%                           02/13/26         11,500        11,449,687
   Federal National Mortgage Association
     6.10%                           02/04/09          8,400         8,217,048
     8.00%                        10/09-05/22            117           121,863
     6.50%(DAGGER)                09/12-09/28         52,977        53,085,618
     6.00%                        03/13-01/29         82,472        80,311,606
     5.50%(DAGGER)                12/13-01/14         79,841        77,744,809
     7.00%**                      02/24-10/25          4,635         4,699,918
   Government National Mortgage
     Association
     8.50%                        01/10-04/17            217           229,229
     7.00%                        12/22-09/28          6,943         7,051,111
     6.50%                        12/23-08/24         12,994        12,936,828
     9.00%                           10/15/24            471           489,634
     7.50%                           06/15/27            211           217,835
     9.17%                           03/15/37          3,036         3,400,789
   MLCC Mortgage Investors, Inc.,
     Series 92-D, Class A
     7.75%                           07/15/17             47            47,366
   MLCC Mortgage Investors, Inc.,
     Series 95-C3, Class A1
     6.76%**                         12/26/25            218           219,272
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                           04/25/28          3,000         3,132,903
   MLCC Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                           11/21/28          1,915         1,682,708
                                                                   -----------
TOTAL MORTGAGE PASS-THROUGHS
  (Cost $306,131,239)                                              303,622,069
                                                                   -----------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 2.8%
   Chase Commercial Mortgage Securities
     Corp., Series 97-1, Class X (IO)
     8.51%**                         04/19/15         33,189         2,429,069
   Credit Suisse First Boston Mortgage
     Corp., Series 97-C1, Class AX (IO)
     8.60%**                         04/20/22         54,523         5,301,309
   Federal Home Loan Mortgage Corp.,
     Series 65, Class A (PO)
     4.09%**                         03/15/24            955           520,062
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     7.57%**                         04/25/21          1,270         1,154,048
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.99%                           07/01/26            323           271,791
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                           07/25/27          2,046         2,052,123
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                           10/25/27          5,043         5,055,437
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                           09/25/27          2,204         2,227,339

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                        Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity          (000)          Value
                                    ----------      ---------     ------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS (CONTINUED)
   Residential Asset Securitization Trust,
     Series 98-A12, Class A5
     6.75%                           11/25/28       $  7,866       $ 7,833,403
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     7.00%                           02/17/17          2,082           563,961
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     7.00%                           02/17/17          2,173         1,733,702
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (IO)
     6.00%                           03/06/17          1,356           370,797
   Salomon Brothers Mortgage Securities
     VI, Series 87-2 (PO)
     6.00%                           03/06/17          1,299         1,033,914
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class A (PO)
     5.00%                           10/23/17            569           470,029
   Salomon Brothers Mortgage Securities,
     Series 87-3, Class B (IO)
     5.00%                           10/23/17            420           114,488
                                                                   -----------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
  (Cost $31,443,243)                                                31,131,472
                                                                   -----------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 7.0%
   Amresco Residential Securitized Net
     Interest Margin Trust, Series 96-1,
     Class A
     8.10%                           04/26/26            841           801,940
   Commercial Mortgage Asset Trust.,
     Series 99-C1, Class A3
     6.25%                           09/17/10          3,230         3,250,187
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 97-C2,
     Class AX (IO)
     8.32%                           11/17/22         34,871         2,440,256
   Donaldson, Lufkin & Jenrette, Inc.,
     Mortgage Acceptance Corp.,
     Series 97-CF1, Class A
     7.60%                           04/15/07          2,000         2,109,360
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                           03/25/19          7,000         6,973,750
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%**                         02/25/24            990           634,837
   First Boston Mortgage Securities Corp.,
     Series 93-M1, Class A
     6.75%                           09/25/06            115           115,735
   First Union-Lehman Brothers
     Commercial Mortgage 1,
     Series 97-C1, Class A3
     7.38%                           04/18/29          4,700         4,981,991
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     4.00%**                         12/25/23            695           370,522
     5.00%                           04/25/24            865           474,398
   General Electric Capital Mortgage
     Services, Series 97-HE1, Class A4
     7.78%                           03/25/27          1,666         1,699,320

                                                       Par
                                     Maturity         (000)          Value
                                    ----------      ---------     ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 97-C1, Class X (IO)
     8.29%**                         07/15/27        $46,689       $ 4,093,814
   General Motors Acceptance Corp.
     Commercial Mortgage Securities,
     Inc., Series 98-C2, Class A2
     6.42%                           08/15/08          3,775         3,787,041
   Goldman Sachs Mortgage Securities
     Corp. II, Series 96-PL, Class A2
     7.41%                           02/15/27          2,891         3,012,983
   Impac Secured Assets Common Owner
     Trust, Series 98-1, Class A1
     6.71%                           01/25/07          1,067         1,066,718
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                           04/25/28          1,776         1,814,784
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22          1,144         1,144,183
   Mid-State Trust, Series 1, Class A1
     7.34%                           07/01/35          2,525         2,571,279
   Mid-State Trust, Series 6, Class A4
     7.79%                           07/01/35            968           919,790
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                           01/25/29          4,050         4,222,125
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                           11/15/30          6,300         6,342,911
   Mortgage Capital Funding, Inc.,
     Series 98-MC2, Class A1
     6.33%                           10/18/07          5,031         5,077,538
   NPF VI, Inc., Health Care Receivables
     Securitization Program, Series 98-1,
     Class A
     6.22%                           06/01/02          6,800         6,820,091
   PNC Mortgage Securities Corp.,
     Series 97-6, Class A1
     6.49%                           10/25/26          8,293         8,339,190
   Structured Asset Securitization Corp.,
     Series 96-CFL, Class X1 (IO)
     5.05%**                         02/25/28         19,749         1,018,293
   Structured Asset Securitization Corp.,
     Series 98-C2, Class A
     5.11%**                         12/25/00          2,666         2,658,993
                                                                   -----------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
  (Cost $76,620,828)                                                76,742,029
                                                                   -----------
PROJECT LOANS -- 2.3%
   Federal Housing Authority, East Point
     Chelsea, Construction Loan Collateral
     10.25%                          05/01/33             98           111,056
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.32%                           10/01/24          5,487         5,546,940
   Federal Housing Authority, Merrill Lynch,
     Series 97-23
     7.43%                           12/01/21            408           414,819


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                        Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity          (000)          Value
                                    ----------      ---------     ------------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority, University
     Park Apartments FHA/FH
     7.88%                           10/01/37        $ 7,669       $ 8,218,606
   Federal Housing Authority, Village Green,
     Construction Loan Collateral
     8.25%                           09/01/34          5,217         5,567,252
   Reilly Mortgage Securities, Series 97-A
     6.90%                           11/18/11          5,407         5,379,519
                                                                   -----------
TOTAL PROJECT LOANS
  (Cost $24,753,565)                                                25,238,192
                                                                   -----------
ASSET BACKED SECURITIES -- 13.3%
   Arcadia Automobile Receivables Trust,
     Series 98-B, Class A3
     5.95%                           11/15/02         17,500        17,543,750
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                           03/15/27          2,815         2,765,737
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                           07/20/04          6,506         6,550,293
   Brazos Student Loan Finance Corp.,
     Series 98-A, Class A2
     5.47%**                         06/01/23          8,600         8,390,375
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%                           08/15/05         17,220        17,424,025
   Chevy Chase Auto Receivables Trust,
     Series 97-2, Class A
     6.35%                           01/15/04          3,779         3,846,023
   Chevy Chase Auto Receivables Trust,
     Series 97-3, Class A
     6.20%                           03/20/04          1,311         1,325,664
   Citibank Credit Card Master Trust I,
     Series 97-6, Class A
     6.14%                           08/15/06          3,000         2,173,398
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                           05/15/26            300           260,250
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                           04/20/05          1,851         1,852,005
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                           09/15/19          5,601         5,591,536
   Ford Credit Auto Owner Trust,
     Series 98-C, Class A5
     5.86%                           10/15/02          4,700         4,733,047
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                           10/15/18          3,622         3,378,029
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                           07/15/04            130           128,948
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                           11/15/26            600           581,364
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                           07/15/05          5,679         5,432,250
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%                           04/15/27          3,650         3,038,691

                                                        Par
                                     Maturity          (000)         Value
                                    ----------      ---------     ------------
ASSET BACKED SECURITIES (CONTINUED)
   Green Tree Financial Corp.,
     Series 97-2, Class B
     7.56%                           06/15/28      $   5,000       $ 4,803,536
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                           07/15/28          4,200         4,325,462
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%(DOUBLE DAGGER)            07/15/28          2,400         1,980,855
   Green Tree Financial Corp.,
     Series 97-4, Class A
     7.36%                           02/15/29          5,000         5,109,375
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                           01/15/15            700           724,891
   Honda Auto Receivables Grantor Trust,
     Series 97-B, Class A
     5.95%                           05/15/03          2,555         2,552,879
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.36%**                         04/15/26          2,408         2,387,145
   Nissan Auto Receivables Grantor Trust,
     Series 95-A, Class A
     6.10%                           08/15/01            549           551,863
   Pegasus Aviation Lease, Series 99-1
     6.00%                           03/25/29          2,090         2,066,487
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                           07/11/02          3,054         3,064,972
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                           01/15/08         10,600        10,700,705
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                           07/15/07         10,500        10,450,701
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                           08/15/05          5,400         5,374,259
   Sears Credit Account Master Trust,
     Series 99-1, Class A
     5.65%                           03/15/09          3,750         3,707,812
   The Money Store Home Equity Trust,
     Series 94-A, Class A2
     5.25%                           02/15/16            783           783,544
   The Money Store Home Equity Trust,
     Series 95-A, Class A8
     8.13%                           06/15/15          1,180         1,205,261
   World Omni Automobile Lease
     Securitization Trust, Series 96-B,
     Class A3
     6.25%                           11/15/02            580           583,607
                                                                   -----------
TOTAL ASSET BACKED SECURITIES
  (Cost $147,062,089)                                              145,388,739
                                                                   -----------
CORPORATE BONDS -- 20.2%
FINANCE -- 11.2%
   American General Institutional Capital
     8.13%                           03/15/46            700           774,355
   Amvescap PLC
     6.38%                           05/15/03          4,000         3,973,814
   Associates Corp.
     5.50%                           02/15/04          9,000         8,865,000
   AT&T Corp.
     6.50%                           03/15/29          6,300         6,170,487


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONTINUED)

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)          Value
                                    ----------      ---------     ------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   AT&T Capital Corp.
     6.25%                           05/15/01        $ 4,000       $ 4,035,000
   BGB Finance
     6.63%                           12/30/99          5,500         5,540,797
   Capital One Bank
     6.65%                           03/15/04          5,000         5,018,750
   Crestar Financial Corp.
     8.25%                           07/15/02            400           426,000
   Equitable Cos., Inc.
     7.00%                           04/01/28          2,565         2,565,126
   Fairfax Financial Hldgs. Ltd.
     7.38%                           03/15/06          7,440         7,430,515
   Florida Windstorm Underwritng Association
     7.13%                           02/25/19          3,255         3,274,970
   Ford Motor Credit Corp.
     7.75%                           10/01/99          1,000         1,012,881
     8.00%                           06/15/02          1,000         1,063,750
     5.75%                           02/23/04         12,385        12,292,113
   Fremont General Corp.
     7.70%                           03/17/04          3,885         3,907,106
   General Electric Capital Corp.
     6.90%                           09/15/15          2,370         2,473,688
   Goldman Sachs Escrow Corp.
     7.00%                           08/01/03            860           857,535
   HSBC America Capital II
     8.38%                           05/15/27          1,800         1,831,095
   J.P. Morgan & Co., Inc.
     5.75%                           02/25/04          4,000         3,959,828
     5.54%**                         02/15/12            100            88,570
   Lehman Brothers Holdings, Inc.
     6.75%                           09/24/01          5,200         5,236,455
     6.20%                           01/15/02          6,000         5,957,470
     6.63%                           04/01/04          2,250         2,242,640
   MidAmerican Funding L.L.C.
     5.85%                           03/01/01          4,845         4,851,510
   Merrill Lynch & Co.
     5.75%                           11/04/02          2,445         2,430,447
   Newcourt Credit Group
     6.88%                           02/16/05          2,500         2,553,998
   Safeco Capital Trust I
     8.07%                           07/15/37          6,289         6,438,927
   Simon Property Group L.P.
     6.63%                           06/15/03          4,200         4,176,985
   TPSA Finance B.V.
     7.75%                           12/10/08          3,000         2,958,750
   Wachovia Corp.
     5.63%                           12/15/08          4,910         4,659,854
   Yorkshire Power Finance
     6.50%                           02/25/08          5,435         5,380,650
                                                                   -----------
                                                                   122,449,066
                                                                   -----------
INDUSTRIAL -- 4.4%
   Coca-Cola Enterprises, Inc.
     5.71%                           03/18/37          7,485         7,541,138
   Corning, Inc.
     6.30%                           03/01/09          3,000         3,016,435
   Hyder PLC
     7.38%                           12/15/28          4,125         4,058,530
   Jones Apparel Group
     6.25%                           10/01/01          7,050         6,970,688
   Pioneer Hi-Bred Int'l., Inc.
     5.75%                           01/15/09            920           896,807
   RJR Nabisco, Inc.
     7.55%                           06/15/15          1,660         1,711,542

                                                       Par
                                     Maturity         (000)           Value
                                    ----------      ---------     ------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Saks, Inc.
     7.25%                           12/01/04        $ 1,645       $ 1,668,601
   Time Warner, Inc.
     4.90%                           07/29/9           6,500         6,483,750
   Tyco Intl. Group Corp.
     6.25%                           06/15/03          6,340         6,413,856

   USA Waste Management, Inc.
     6.13%                           07/15/11          5,350         5,383,438
   Williams Holdings of Delaware
     6.13%                           12/01/03          3,450         3,415,540
                                                                   -----------
                                                                    47,560,325
                                                                   -----------
TELECOMMUNICATIONS -- 1.1%
   Chesapeake & Potomac Telephone
     of Maryland
     8.30%                           08/01/31          3,375         3,981,617
   Comcast Cable Communications
     8.38%                           05/01/07          1,455         1,644,150
   Frontier Corp.
     6.00%                           10/15/13          2,235         2,187,506
   Worldcom, Inc.
     7.75%                           04/01/27          3,696         4,204,200
                                                                   -----------
                                                                    12,017,473
                                                                   -----------
TRANSPORTATION -- 0.4%
   CSX Corp.
     5.85%                           12/01/03          1,460         1,436,046
   Federal Express
     7.11%                           01/02/14          3,262         3,245,867
                                                                   -----------
                                                                     4,681,913
                                                                   -----------
UTILITY -- 1.7%
   Avon Energy Partners Holding
     7.05%                           12/11/07          2,215         2,288,004
     6.46%                           03/04/08          5,000         4,954,771
   National Rural Utilities Corp.
     6.20%                           02/01/08          4,700         4,758,750
   Pennsylvania Power & Light Co.
     9.25%                           10/01/19            200           203,250
   Reliant Energy, Inc.
     6.50%                           02/01/08          4,910         4,903,863
   Trans-Canada Pipelines
     6.49%                           01/21/09          2,029         2,057,784
                                                                   -----------
                                                                    19,166,422
                                                                   -----------
YANKEE -- 1.4%
   Asian Development Bank
     5.82%                           06/16/28          4,485         4,398,762
   Den Norske Stats Oljesel
     7.38%                           05/01/16           950          1,002,647
   Empresa Electrica Pehuenche
     7.30%                           05/01/03          4,985         4,792,753
   Poland Global
     3.00%                           10/27/24          2,880         1,859,400
   Swedbank
     7.50%**                         09/29/49          2,800         2,756,572
                                                                   -----------
                                                                    14,810,134
                                                                   -----------
TOTAL CORPORATE BONDS
  (Cost $221,604,993)                                              220,685,333
                                                                   -----------


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                         CORE BOND PORTFOLIO (CONCLUDED)

                                                        Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity          (000)          Value
                                    ----------      ---------   --------------
TAXABLE MUNICIPAL BONDS -- 1.7%
   New Jersey Econ. Dev. Auth. St.
     Pension Fdg., Series B
     6.80%                           02/15/05         $  200        $  140,750
     7.09%                           02/15/11          4,185         1,951,256
     7.56%                           02/15/16         10,100         3,320,375
     7.59%                           02/15/17          3,575         1,099,313
     7.21%                           02/15/18          5,500         1,581,250
     7.62%                           02/15/20          6,265         1,581,913
     7.63%                        02/21-02/23          7,810         1,753,076
   New York St. Pwr. Auth. Rev. and
     Gen. Purp. Taxable, Series 98D
     6.26%                           02/15/03          7,100         7,197,625
                                                                --------------
TOTAL TAXABLE MUNICIPAL BONDS
  (Cost $17,078,108)                                                18,625,558
                                                                --------------
PREFERRED STOCKS -- 0.4%
  Centaur Funding Corp. Cumulative
  9.08%                              04/21/20          4,150         4,607,289
                                                                --------------
  (Cost $4,150,000)

SHORT TERM INVESTMENTS -- 9.9%
   Student Loan Marketing Association
     Discount Notes
     4.80%                           04/01/99         75,835        75,835,000
   U.S. Treasury Bills
     4.83%                           04/15/99         25,000        24,953,090
   Galileo Money Market Fund                           7,059         7,058,662
                                                                --------------
TOTAL SHORT TERM INVESTMENTS
  (Cost $107,846,752)                                              107,846,752
                                                                --------------
TOTAL INVESTMENTS IN
  SECURITIES -- 100.0%
  (Cost $1,097,822,026*)                                        $1,093,082,715
                                                                ==============

------------------
*  Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
   appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                 $  6,340,688
    Gross unrealized depreciation                  (11,079,999)
                                                  ------------
                                                  $ (4,739,311)
                                                  ============
** Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $81,392,886 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE  DAGGER) Principal  amount of  securities  pledged  as  collateral  of
   $2,400,000 on 323 long U.S. Treasury Bonds futures contracts and 331 short U.S. Treasury Notes futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $76,903,250, thereby resulting in an unrealized gain of $227,388. Outstanding at March 31, 1999 are 2,500 10-year U.S. Treasury Bond future call options written expiring in June 1999 with a value of $213,000 and an exercise price of $97.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                               CORE BOND PORTFOLIO

MARCH 31, 1999 (UNAUDITED)

ASSETS
   Investments at value (Cost $1,097,822,026) ................$1,093,082,715
   Collateral received for securities loaned .................    43,457,569
   Interest receivable .......................................     8,844,942
   Principal sold receivable .................................       185,973
   Investments sold receivable ...............................    33,192,050
   Capital shares sold receivable ............................       248,678
   Futures commissions .......................................         5,271
   Prepaid expenses ..........................................        27,483
                                                              --------------
          TOTAL ASSETS ....................................... 1,179,044,681
                                                              --------------
LIABILITIES
   Payable upon return of securities loaned ..................    43,457,569
   Investments purchased payable .............................   119,174,928
   Capital shares redeemed payable ...........................        51,952
   Distributions payable .....................................     4,607,629
   Advisor fees payable ......................................       209,936
   Administrative fees payable ...............................       157,311
   Transfer agent fees payable ...............................        70,003
   Other accrued expenses payable ............................       263,606
   Reverse repurchase agreements payable .....................    78,938,825
   Futures margin payable ....................................        78,500
   Call options written (Premiums received $304,688) .........       213,000
                                                              --------------
          TOTAL LIABILITIES ..................................   247,223,259
                                                              --------------

NET ASSETS (Applicable to 12,618,121 BlackRock shares,
   73,466,534 Institutional shares, 7,969,387 Service
   shares, 667,113 Investor A shares, 1,451,330 Investor
   B shares and 544,090 Investor C shares outstanding) .......$  931,821,422
                                                              ==============
NET ASSET VALUE AND REDEMPTION PRICE
   PER BLACKROCK, INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE ($912,596,291 (DIVIDE) 94,721,155) .......        $ 9.63
                                                                      ======
OFFERING PRICE PER BLACKROCK, INSTITUTIONAL AND
   SERVICE SHARE .............................................        $ 9.63
                                                                      ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($9.63 (DIVIDE) 0.960) ....................................        $10.03
                                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales
   charge of 4.5%) PER INVESTOR B SHARE
   ($13,982,957 (DIVIDE) 1,451,330) ..........................        $ 9.63
                                                                      ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($5,242,174 (DIVIDE) 544,090) ........        $ 9.63
                                                                      ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                           GOVERNMENT INCOME PORTFOLIO

                                                        Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity          (000)         Value
                                    ----------      ---------     ------------
U.S. GOVERNMENT &  AGENCY
   OBLIGATIONS -- 34.9%
   Small Business Administration
     Participation Certificates,
     Series 96-20J, Class 1
     7.20%                           10/01/16         $  414        $  428,813
   Small Business Administration
     Participation Certificates,
     Series 98-20J, Class 1
     5.50%                           10/01/18            240           229,150
   U.S. Treasury Bonds
     8.50%                           02/15/20          3,075         4,022,741
     6.38%                           08/15/27          5,050         5,407,197
   U.S. Treasury Bonds (CPI)
     3.63%                           04/15/28            275           266,849
   U.S. Treasury Notes
     6.50%                           08/31/01            200           206,545
     6.25%                           02/28/02            650           670,140
     5.50%                           05/31/03          3,100         3,135,340
     6.13%(DAGGER)                   08/15/07          2,050         2,147,522
                                                                    ----------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $17,065,569)                                               16,514,297
                                                                    ----------
MORTGAGE PASS-THROUGHS -- 52.3%
   Federal Home Loan Mortgage
     Corporation
     7.00%(DOUBLE DAGGER)         08/10-03/11          1,192         1,219,268
     6.00%                        10/11-12/12            851           845,998
     8.00%                        05/12-11/26          4,161         4,314,648
     5.50%                        10/13-11/13          2,000         1,950,042
     7.50%                        11/25-06/27             93            95,436
   Federal National Mortgage Association
     7.00%                        08/09-02/29            596           607,426
     6.50%                        01/13-02/29          1,370         1,373,489
     8.50%                           01/01/13            936           977,246
     8.00%                           11/01/13            219           227,549
     5.50%                        12/13-03/14          2,958         2,879,874
     6.00%                        03/14-01/29          3,990         3,899,148
     7.50%                        06/24-04/26            894           918,924
   Government National Mortgage
     Association
     8.00%                           04/20/13            280           289,398
     6.50%                        11/23-03/28          1,622         1,615,329
     7.00%                        05/26-12/27          2,724         2,767,544
     7.50%                        04/27-12/27            673           693,445
   MLCC Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                           11/21/28             70            61,509
                                                                    ----------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $24,727,448)                                               24,736,273
                                                                    ----------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 4.3%
   Federal National Mortgage Association,
     Series 96-54, Class A (PO)
     5.85%**                         04/25/21            315           286,681
   Residential Accredit Loans, Inc.,
     Series 97-QS12, Class A7
     7.25%                           11/25/27            296           299,723

                                                       Par
                                     Maturity         (000)           Value
                                    ----------      ---------     ------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS (CONTINUED)
   Residential Accredit Loans, Inc.,
     Series 98-QS4, Class A1
     6.50%                           03/25/28         $  199       $   199,756
   Residential Accredit Loans, Inc.,
     Series 98-QS5, Class A1
     6.75%                           04/25/28            280           281,524
   Residential Asset Securitization Trust,
     Series 98-A6, Class A1
     6.75%                           07/25/28            299           299,398
   Residential Asset Securitization Trust,
     Series 98-A8, Class A2
     6.75%                           08/25/28            272           274,032
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (IO)
     5.50%                           04/20/07            366            99,100
   Salomon Brothers Mortgage Securities
     VI, Series 87-1 (PO)
     6.00%                           02/17/17            366           291,813
                                                                   -----------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $2,013,283)                                                 2,032,027
                                                                   -----------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 5.5%
   AFC Home Equity Loan Trust,
     Series 98-2, Class 2A
     5.09%**                         06/25/28            426           423,642
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 98-C2, Class A1
     5.96%                           12/15/07            196           193,919
   Federal Housing Authority, INSD Project,
     Series 82
     7.43%                           09/01/22            285           290,599
   Goldman Sachs Mortgage Securities
     Corp., Series 98-1, Class A
     8.00%                           08/19/19            221           229,291
   Goldman Sachs Mortgage Securities
     Corp., Series 98-2, Class A
     7.75%                           05/19/27            223           230,745
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22             39            38,786
   Morgan Stanley Capital Investments,
     Series 98-CF1, Class A1
     6.33%                           10/15/07            240           241,067
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A1
     6.00%                           11/18/31            386           383,201
   Structured Asset Securities Corp.,
     Series 98-C2, Class A
     5.11%**                         01/25/13             74            73,861
   The Money Store Small Business
     Administration Loan Trust, Series 99-1,
     Class A
     5.55%**                         07/15/25            300           299,953
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A1
     6.35%                           01/25/28            191           190,929
                                                                   -----------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $2,605,922)                                                 2,595,993
                                                                   -----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                     GOVERNMENT INCOME PORTFOLIO (CONCLUDED)

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ----------      ---------     ------------
PROJECT LOANS -- 1.6%
   Excelsior II Apartments, Construction
     Loan Collateral
     7.88%                           02/01/39         $  631        $  696,448
   Excelsior II Apartments, Construction
     Loan Committment
     7.88%                           02/01/39             69            76,681
                                                                    ----------
TOTAL PROJECT LOANS
   (Cost $738,194)                                                     773,129
                                                                    ----------
ASSET BACKED SECURITIES -- 0.2%
   Chase Manhattan Grantor Trust,
     Series 96-B, Class A
     6.61%                           09/15/02             57            57,025
   Chevy Chase Auto Receivables Trust,
     Series 96-2, Class A
     5.90%                           07/15/03             65            65,325
                                                                    ----------
TOTAL ASSET BACKED SECURITIES
   (Cost $121,140)                                                     122,350
                                                                    ----------
SHORT TERM INVESTMENTS -- 1.2%
   Galileo Money Market Fund
     (Cost $546,994)                                     547           546,994
                                                                    ----------
TOTAL INVESTMENTS IN
   SECURITIES  -- 100.0%
   (Cost $47,818,550*)                                             $47,321,063
                                                                   ===========

--------------
*  Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
   appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                    $ 247,655
    Gross unrealized depreciation                                     (745,142)
                                                                     ---------
                                                                     $(497,487)
                                                                     =========
** Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $1,400,000 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE  DAGGER) Principal  amount  of  securities   pledged  as  collateral  of
   $112,957 on 8 long U.S. Treasury Bonds futures contracts and 16 short U.S. Treasury Notes futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $2,747,500, thereby resulting in an unrealized loss of $10,206.


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                           GOVERNMENT INCOME PORTFOLIO

MARCH 31, 1999 (UNAUDITED)

ASSETS
   Investments at value (Cost $47,818,550) .............   $47,321,063
   Collateral received for securities loaned ...........     3,247,250
   Interest receivable .................................       341,892
   Principal sold receivable ...........................         2,960
   Capital shares sold receivable ......................       442,251
   Futures commissions .................................           216
   Prepaid expenses ....................................         7,142
                                                           -----------
          TOTAL ASSETS .................................    51,362,774
                                                           -----------
LIABILITIES
   Payable upon return of securities loaned ............     3,247,250
   Investments purchased payable .......................        81,243
   Capital shares redeemed payable .....................        40,072
   Distributions payable ...............................       190,667
   Advisor fees payable ................................         8,533
   Administrative fees payable .........................        14,431
   Transfer agent fees payable .........................        18,377
   Other accrued expenses payable ......................        65,500
   Reverse repurchase agreements payable ...............     1,481,022
   Futures margin payable ..............................         1,250
                                                           -----------
          TOTAL LIABILITIES ............................     5,148,345
                                                           -----------
NET ASSETS (Applicable to 681,852 Investor A shares,
   3,539,697 Investor B shares and 263,303 Investor C
   shares outstanding) .................................   $46,214,429
                                                           ===========
NET ASSET VALUE  AND REDEMPTION PRICE
   PER INVESTOR A SHARE ($7,026,226 (DIVIDE) 681,852) ..        $10.30
                                                                ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($10.30 (DIVIDE) 0.955) .............................        $10.79
                                                                ======

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred
   sales charge of 4.5%) PER INVESTOR B SHARE
   ($36,474,988 (DIVIDE) 3,539,697) ....................        $10.30
                                                                ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE
   (subject to a maximum contingent deferred
   sales charge of 1.0%) PER INVESTOR C SHARE
   ($2,713,215 (DIVIDE) 263,303) .......................        $10.30
                                                                ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                                 GNMA PORTFOLIO

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)          Value
                                    ----------      ---------     ------------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 11.7%
   U.S. Treasury Bonds
     8.50%                           02/15/20        $ 4,220       $ 5,520,640
     6.38%                           08/15/27          1,750         1,873,781
   U.S. Treasury Bonds (CPI)
     3.63%(DAGGER)                   04/15/28          1,300         1,261,466
   U.S. Treasury Notes
     5.75%                           09/30/99            750           753,970
     6.00%                           08/15/00          4,020         4,074,665
                                                                   -----------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
   (Cost $13,852,037)                                               13,484,522
                                                                   -----------
MORTGAGE PASS-THROUGHS -- 72.1%
   Federal Home Loan Mortgage
     Corporation
     5.50%                        04/13-10/13          1,943         1,894,647
     7.50%                        02/27-05/27            752           772,688
   Federal National Mortgage
     Association
     6.00%                        04/11-04/29          8,899         8,726,682
     6.50%                        02/13-06/28          1,449         1,456,715
     8.00%                           11/01/13            875           910,197
     5.50%                        12/13-03/14          3,267         3,180,859
   Government National Mortgage
     Association
     8.00%                        12/07-02/28         10,709        11,130,757
     8.50%                        01/17-09/21          2,339         2,471,348
     7.00%(DOUBLE DAGGER)         09/17-05/28         13,588        13,768,375
     9.00%                        05/18-07/21          1,994         2,129,612
     7.50%                        01/22-11/27         13,668        14,077,781
     6.50%                        06/23-03/29         22,690        22,585,909
                                                                   -----------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $81,700,944)                                               83,105,570
                                                                   -----------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 0.7%
   Residential Asset Securitization Trust,
     Series 98-A8, Class A2
     6.75%                           08/25/28            783           787,843
     (Cost $782,356)                                               -----------


COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 6.8%
   AFC Home Equity Loan Trust,
     Series 98-2, Class 2A
     5.09%**                         06/25/28          1,365         1,355,653
   Chase Commercial Mortgage Securities
     Corp., Series 97-2, Class A1
     6.45%                           12/19/04          1,079         1,092,169
   Commercial Mortgage Asset Trust,
     Series 99-C1, Class A1
     6.25%                           08/17/06          1,200         1,206,000
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 98-C2,
     Class A1
     5.96%                           12/15/07            784           775,674
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22            174           174,536
   Morgan Stanley Capital Investments,
     Series 97-HF1, Class A1
     6.86%                           07/15/29          1,151         1,185,476

                                                       Par
                                     Maturity         (000)           Value
                                    ----------      ---------     ------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   Mortgage Capital Funding, Inc.,
     Series 98-MC3, Class A1
     6.00%                           11/18/31        $ 1,150       $ 1,140,480
   The Money Store Small Business
     Administration Loan Trust,
     Series 99-1, Class A
     5.55%                           07/15/25            900           899,859
                                                                   -----------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $7,829,231)                                                 7,829,847
                                                                   -----------
PROJECT LOANS -- 15.6%
   Castle Terrace, Construction Loan
     Collateral
     8.00%                           10/01/38             89            97,092
   Castle Terrace, Construction Loan
     Committment
     8.00%                           10/01/38          1,414         1,547,883
   Excelsior II Apartments, Construction
     Loan Collateral
     7.88%                           02/01/39            901           995,557
   Excelsior II Apartments, Construction
     Loan Committment
     7.88%                           02/01/39             99           108,913
   Federal Housing Administration,
     Arrowhead Springs Apartments,
     Construction Loan Collateral
     7.55%                           02/01/39            996         1,065,726
   Federal Housing Administration,
     Arrowhead Springs Apartments,
     Construction Loan Committment
     7.55%                           02/01/39            119           126,804
   Federal Housing Administration,
     Creekwood Apartments, Construction
     Loan Collateral
     7.30%                           11/15/38          1,998         2,123,745
   Federal Housing Administration,
     Greens at Viera East Apartments,
     Construction Loan Collateral
     7.88%                           12/01/38          1,266         1,374,260
   Federal Housing Administration,
     Greens at Viera East Apartments,
     Construction Loan Committment
     7.88%                           12/01/38             77            83,099
   Federal Housing Administration,
     Prairie District Lofts, Construction
     Loan Collateral
     7.41%                           12/01/38            887           938,499
   Federal Housing Administration,
     Prairie District Lofts, Construction
     Loan Committment
     7.41%                           12/01/38            598           632,636
   Federal Housing Administration,
     Renaissance Place Apartments,
     Construction Loan Collateral
     7.38%                           02/01/39          1,882         1,993,866
   Federal Housing Administration,
     Triangle Point Apartments,
     Construction Loan Collateral
     7.75%                           09/30/38            107           115,735
   Federal Housing Administration,
     Triangle Point Apartments,
     Construction Loan Committment
     7.75%                           09/30/38          1,860         2,013,176


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                           GNMA PORTFOLIO (CONCLUDED)

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)           Value
                                    ----------      ---------     ------------
PROJECT LOANS (CONTINUED)
   Federal Housing Administration,
     Village At Stone Falls, Construction
     Loan Collateral
     7.38%                           01/01/39        $ 1,483       $ 1,570,370
   Federal Housing Administration,
     Village At Stone Falls, Construction
     Loan Committment
     7.38%                           01/01/39             69            72,743
   Federal Housing Authority,
     INSD Project, Series 82
     7.43%                           09/01/22          1,496         1,523,347
   Timber Ridge Apartments,
     Construction Loan Collateral
     7.50%                           06/01/37          1,439         1,549,537
   Timber Ridge Apartments,
     Construction Loan Committment
     7.50%                           06/01/37             61            65,467
                                                                   -----------
TOTAL PROJECT LOANS
   (Cost $16,796,730)                                               17,998,455
                                                                   -----------
SHORT TERM INVESTMENTS -- 4.9%
   Federal Home Loan Bank
     Discount Notes
     4.80%                           04/01/99          5,560         5,560,000
   Galileo Money Market Fund                             102           101,747
                                                                   -----------
TOTAL SHORT TERM INVESTMENTS
   (Cost $5,661,747)                                                 5,661,747
                                                                   -----------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $126,623,045*)                               111.8%       128,867,984

LIABILITIES IN EXCESS OF
   OTHER ASSETS (Including $12,572,111
   of investment purchases payable)                   (11.8%)      (13,644,492)
                                                      ------       -----------
NET ASSETS (Applicable to 11,377,334 Institutional
  shares, 10 Service shares, 145,363 Investor A shares,
  21,258 Investor B shares and 71 Investor C shares
  outstanding)                                        100.0%      $115,223,492
                                                      ======      ============


                                                                     Value
                                                                  ------------
NET ASSET VALUE AND REDEMPTION
PRICE PER INSTITUTIONAL, SERVICE
AND INVESTOR A SHARE
($115,010,604 (DIVIDE) 11,522,707)                                      $ 9.98
                                                                        ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                    $ 9.98
                                                                        ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($9.98 (DIVIDE) 0.960)                                               $10.40
                                                                        ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($212,179 (DIVIDE) 21,258)                                           $ 9.98
                                                                        ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($709 (DIVIDE) 71)                                                   $ 9.98
                                                                        ======

-----------------
*  Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
   appreciation (depreciation) on a tax basis is as follows:
    Gross unrealized appreciation                                   $2,824,650
    Gross unrealized depreciation                                     (579,711)
                                                                    ----------
                                                                    $2,244,939
                                                                    ==========

** Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $1,318,083 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $500,000 on 12 short U.S. Treasury Bonds futures contracts and 171 short U.S. Treasury Notes futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $20,986,813, thereby resulting in an unrealized gain of $74,267.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            MANAGED INCOME PORTFOLIO

                                                       Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)          Value
                                     --------        -------      -----------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS -- 21.3%
   Overseas Private Investment Co.
     6.84%**                         02/15/05         $  620      $   630,261
     6.46%**                         12/06/06            156          154,940
     5.92%**                         12/16/06          1,610        1,579,305
     6.27%**                         12/16/06          2,735        2,739,680
     6.38%**                         12/16/06          1,476        1,481,596
     6.53%**                         12/16/06            384          383,531
     5.46%**                         05/29/12            409          395,338
     5.79%**                         05/29/12            372          362,237
     5.88%**                         05/29/12            481          471,243
     6.27%**                         05/29/12            331          330,609
   Small Business Administration
     Participation Certificates,
     Series 96-20B, Class 1
     6.38%                           02/01/16          6,546        6,551,443
   Small Business Administration
     Participation Certificates,
     Series 96-20K, Class 1
     6.95%                           11/10/16          9,112        9,345,691
   Small Business Administration
     Participation Certificates,
     Series 97, Class A
     5.60%**                         08/15/22          4,113        4,089,636
   Small Business Administration
     Participation Certificates,
     Series 97-20B, Class 1
     7.10%                           02/01/17          6,531        6,745,272
   Small Business Administration
     Participation Certificates,
     Series 97-20F, Class 1
     7.20%                           06/01/17          2,117        2,197,694
   Small Business Administration
     Participation Certificates,
     Series 97-20G, Class 1
     6.85%                           07/01/17         12,743       13,125,519
   Student Loan Marketing Association,
     Series 97-3, Class A2
     5.13%**                         10/25/10          6,300        6,207,715
   U.S. Treasury Bonds
     8.75%                           11/15/08         23,380       26,441,506
     12.75%                          11/15/10          8,725       12,177,031
     8.50%(DAGGER)                   02/15/20         48,300       63,186,471
     6.50%                           11/15/26         16,010       17,379,297
     6.38%                           08/15/27         11,535       12,350,894
     5.25%(DAGGER)                   11/15/28          7,515        7,023,306
     5.25%                           02/15/29         13,400       12,685,323
   U.S. Treasury Bonds (CPI)
     3.63%(DAGGER)                   04/15/28         38,565       37,421,882
   U.S. Treasury Notes
     4.50%(DAGGER)                   09/30/00         10,575       10,502,611
     5.50%                        03/03-05/03         37,395       37,821,408
     5.75%                           08/15/03          2,200        2,246,663
     7.25%                           05/15/04          4,810        5,243,482
     6.13%                           08/15/07          3,780        3,959,820
   U.S. Treasury Notes (CPI)
     3.63%                           01/15/08         28,975       28,765,174
     3.88%                           01/15/09         13,545       13,517,821
                                                                 ------------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $352,641,696)                                            347,514,399
                                                                 ------------

                                                      Par
                                     Maturity        (000)         Value
                                     --------       --------   --------------
MORTGAGE PASS-THROUGHS -- 39.1%
   Federal Home Loan Mortgage
     Corporation
     9.00%                           07/01/01       $     43   $       44,890
     9.50%                           03/01/05             20           20,711
     7.00%**                      06/06-02/29         12,493       12,690,052
     6.80%                           07/23/07         12,025       12,366,340
     5.89%**                         10/15/07          4,868        4,772,359
     6.04%                           02/25/09         26,800       26,464,823
     6.50%                        03/09-09/25         33,913       33,913,422
     7.50%                           12/06/10         16,145       16,649,590
     6.00%                           11/01/12          1,800        1,789,220
   Federal National Mortgage Association
     6.50%(DAGGER)                02/11-02/29         97,102       96,715,888
     6.00%(DAGGER)                04/13-01/29         92,532       90,206,185
     5.50%(DAGGER)                09/13-01/14        259,812      252,992,227
   Government National Mortgage
     Association
     7.25%                           04/15/15          1,230        1,295,588
     9.50%                        09/16-10/17            278          299,417
     8.50%                           01/15/17            487          514,828
     9.00%                        03/18-11/20          1,228        1,310,967
     8.00%                        02/22-05/37          4,602        4,925,220
     7.50%                        04/23-09/27          1,065        1,097,054
     6.50%                        11/23-12/27         35,885       35,728,264
     7.00%                        02/26-09/28         23,617       23,984,734
   Government National Mortgage
     Association II
     9.50%                        05/17-12/24            881          938,818
   MLCC Mortgage Investors, Inc.,
     Series 95-C, Class D
     8.08%**                         05/25/15          3,506        3,476,079
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A2
     7.24%                           04/25/28          7,113        7,316,318
   MLCC Mortgage Investors, Inc.,
     Series 96-C1, Class A3
     7.42%                           04/25/28          5,500        5,743,656
   MLCC Mortgage Investors, Inc.,
     Series 96-C2, Class E
     6.96%                           11/21/28          2,725        2,394,454
                                                               --------------
TOTAL MORTGAGE PASS-THROUGHS
   (Cost $640,641,780)                                            637,651,104
                                                               --------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS -- 1.9%
   Federal Home Loan Mortgage
     Corporation, Series 65,
     Class A (PO)
     4.09%**                         03/15/24          1,700          925,764
   Federal National Mortgage Association,
     Series 97-44, Class L (PO)
     4.35%**                         02/25/24          1,774        1,137,372
   Federal National Mortgage Association
     Strip Notes, Series 279, Class 1 (PO)
     6.00%                           07/01/26            554          466,363
   Residential Accredit Loans, Inc.,
     Series 97-QS7, Class A1
     7.50%                           08/15/27          2,402        2,409,832
   Residential Accredit Loans, Inc.,
     Series 97-QS10, Class A1
     7.25%                           10/25/27          6,805        6,822,144


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)         Value
                                     --------       --------   --------------
MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS (CONTINUED)
   Residential Asset Securitization Trust,
     Series 97-A7, Class A1
     7.50%                           09/25/27        $ 4,998   $    5,052,421
   Residential Asset Securitization Trust,
     Series 98-A12, Class A5
     6.75%                           11/25/28         14,159       14,100,130
                                                               --------------
TOTAL MULTIPLE CLASS MORTGAGE
   PASS-THROUGHS
   (Cost $30,746,066)                                              30,914,026
                                                               --------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 11.1%
   Advanta Mortgage Loan Trust,
     Series 96-1, Class A7
     7.07%                           03/25/27          1,600        1,634,500
   COMM, Series 99-1, Class A2
     6.46%                           09/15/08          8,773        8,810,328
   Commercial Capital Access One,
     Series 98-3, Class A1
     6.30%                           11/15/28          6,866        6,806,379
   Credit Suisse First Boston Mortgage
     Securities Corp., Series 95-AEW1,
     Class C
     7.46%                           11/25/27          4,050        4,066,587
   Empire Funding Home Loan Owner
     Trust, Series 98-2, Class A4
     6.53%                           02/25/19         15,000       14,943,750
   Federal National Mortgage Association,
     Series 99-17, Class HJ (PO)
     4.26%                           12/25/23          1,225          653,078
   Federal National Mortgage Association,
     Series 99-17, Class JH (PO)
     4.55%                           04/25/24          1,545          847,336
   FFCA Secured Lending Corp.,
     Series 98-1, Class A1B
     6.73%                           07/18/13          8,246        8,224,058
   First Union-Lehman Brothers
     Commercial Mortgage, Series 98-C2,
     Class A2
     6.56%                           11/18/08         15,250       15,460,827
   Ford Credit Auto Owner Trust,
     Series 98-C, Class A5
     5.86%                           10/15/02          8,600        8,660,469
   FPlus, Series 98-3, Class A8
     7.17%**                         05/10/24          7,300        6,982,906
   General Motors Acceptance Corp.
     Commercial Mortgage Securities, Inc.,
     Series 98-C2, Class A2
     6.42%                           05/15/31          7,550        7,574,081
   Impac Secured Assets Common
     Owner Trust, Series 98-1, Class A1
     6.70%                           01/25/07            747          746,702
   J.P. Morgan Commercial Mortgage
     Finance Corp., Series 96-C3,
     Class A1
     7.33%                           04/25/28          2,220        2,268,479
   Lehman Brothers Commercial Conduit
     Mortgage Trust, Series 96-C2, Class A
     7.43%**                         10/25/26          6,977        7,280,411


                                                      Par
                                     Maturity        (000)         Value
                                     --------       --------   --------------
COMMERCIAL MORTGAGE BACKED
   SECURITIES (CONTINUED)
   Merit Securities Corp., Series 98-11,
     Class 1A1
     6.58%                           07/28/22        $ 3,306   $    3,306,808
   Midland Royalty Acceptance Corp.,
     Series 96-C, Class A
     7.23%                           01/25/29          6,200        6,463,500
   Morgan Stanley Capital Investments,
     Series 95, Class D
     8.25%                           08/15/27          2,000        2,065,504
   Morgan Stanley Capital Investments,
     Series 98-HF2, Class A2
     6.48%                           11/15/30          8,300        8,356,534
   Mortgage Capital Funding, Inc.,
     Series 98-MC2, Class A1
     6.33%                           06/18/30         11,373       11,478,605
   Newcourt Equipment Trust Securities,
     Series 98-2, Class A3
     5.45%                           10/15/02         15,400       15,341,396
   NPF VI, Inc., Health Care Receivables
     Securitization Program, Series 98-1,
     Class A
     6.22%                           06/01/02         13,800       13,840,774
   Prudential Securities Secured
     Financing Corp., Series 95-MCF2,
     Class F
     6.51%                           07/15/08          5,725        5,740,858
   Reilly Mortgage Securities, Series 97,
     Class A
     6.90%                           11/11/18          6,469        6,436,210
   Ryland Acceptance Corp., Series 78,
     Class B
     9.55%                           03/01/16             19           19,165
   Structured Asset Securities Corp.,
     Series 98-C2, Class A
     5.11%**                         01/25/13          3,259        3,249,881
   Union Planters Mortgage Finance
     Corp., Series 98-1, Class A3
     6.60%                           01/25/28          9,094        9,067,925
   USGI, Series 87
     7.43%                           12/01/22            908          923,978
                                                               --------------
TOTAL COMMERCIAL MORTGAGE
   BACKED SECURITIES
   (Cost $181,717,069)                                            181,251,029
                                                               --------------
PROJECT LOANS -- 3.4%
   Federal Housing Authority, Huntoon
     Paige, Construction Loan Collateral
     7.32%                           10/01/24         15,905       16,078,086
   Federal Housing Authority, Lakeland
     Nursing, Construction Loan Collateral
     7.88%                           12/01/34         11,799       12,506,096
   Federal Housing Authority,
     Meadowbrook of Topeka,
     Construction Loan Collateral
     8.50%                           08/01/22          1,658        1,810,939
   Federal Housing Authority, Riverwalk,
     Construction Loan Collateral
     8.22%                           06/01/36          1,562        1,696,723
   Federal Housing Authority, University
     Park Apartments FHA/FH
     7.88%                           10/01/37          4,508        4,831,258


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                     MANAGED INCOME PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)         Value
                                     --------       --------   --------------
PROJECT LOANS (CONTINUED)
   Federal Housing Authority, Village
     Green, Construction Loan Collateral
     8.25%                           09/01/34        $ 4,947   $    5,279,963
   Federal Housing Authority, Washington
     PC94, Non-Public, Construction
     Loan Collateral
     6.90%                           02/01/14            831          836,304
   Meadows II Apartments, Construction
     Loan Collateral
     7.00%                           12/01/00          3,317        3,413,678
     7.00%                           12/01/39            546          562,014
   Ponds at Punaluu, Construction
     Loan Collateral
     7.63%                           04/01/37          1,038        1,113,394
   Whittier Rehab At Westborough
     Project Loan
     8.13%                           02/28/37          7,125        7,727,533
                                                               --------------
TOTAL PROJECT LOANS
   (Cost $54,248,706)                                              55,855,988
                                                               --------------
ASSET BACKED SECURITIES -- 19.1%
   ACLC Business Loan Receivables
     Trust, Series 98-1, Class A1
     6.44%                           07/15/13         10,170       10,099,866
   Arcadia Automobile Receivables
     Trust, Series 97-B, Class A3
     6.30%                           07/16/01          4,760        4,764,835
   Arcadia Automobile Receivables
     Trust, Series 97-C, Class A2
     6.05%                           11/15/00          1,892        1,892,496
   Arcadia Automobile Receivables
     Trust, Series 98-B, Class A3
     5.95%                           11/15/02         17,500       17,543,750
   Arcadia Automobile Receivables
     Trust, Series 98-C, Class A2
     5.38%**                         02/15/02          2,750        2,745,703
   Arcadia Automobile Receivables Trust,
     Series 98-C, Class A3
     5.67%                           02/15/08         10,450       10,369,992
   Associates Manufactured Housing
     Pass-Through, Series 96-1, Class B1
     8.00%                           03/15/27          3,200        3,144,000
   Banc One Auto Grantor Trust,
     Series 97-B, Class A
     6.29%                           07/20/04          7,629        7,681,708
   Brazos Student Loan Finance Corp.,
     Series 98-A, Class A2
     5.47%**                         06/01/23          1,800        1,756,125
   Chase Credit Card Master Trust,
     Series 97-5, Class A
     6.19%(DAGGER)                   08/15/05         49,515       50,101,661
   CIT Group Securitization Corp.,
     Series 95-2, Class B
     7.65%                           05/15/26          7,650        6,636,375
   Copelco Capital Funding Corp.,
     Series 97-A, Class A3
     6.27%                           04/20/05          8,088        8,090,707
   Daimler-Benz Auto Grantor Trust,
     Series 97-A, Class A
     6.05%                           03/31/05          2,684        2,697,865
   Equicon Home Equity Loan Trust,
     Series 93-1, Class I (IO)
     10.74%                          02/18/13          7,446           55,849
   Fifth Third Auto Grantor Trust,
     Series 96-B, Class A
     6.45%                           03/15/02            694          698,875


                                                      Par
                                     Maturity        (000)         Value
                                     --------       --------   --------------
ASSET BACKED SECURITIES (CONTINUED)
   FMAC Loan Receivables Trust,
     Series 97-B, Class A
     6.85%                           09/15/19        $ 6,471   $    6,460,522
   FMAC Loan Receivables Trust,
     Series 97-C, Class A
     6.75%                           12/15/19          1,243        1,235,248
   Green Tree Financial Corp.,
     Series 93-3, Class B
     6.85%                           10/15/18          3,622        3,378,029
   Green Tree Financial Corp.,
     Series 94-B, Class A
     7.85%                           07/15/04            847          839,451
   Green Tree Financial Corp.,
     Series 95-7, Class B1
     7.35%                           11/15/26          7,525        7,291,275
   Green Tree Financial Corp.,
     Series 95-A, Class A
     7.25%                           07/15/05          5,332        5,100,705
   Green Tree Financial Corp.,
     Series 96-2, Class B2
     7.90%(DOUBLE DAGGER)            04/15/27          2,500        2,081,295
   Green Tree Financial Corp.,
     Series 96-5, Class A7
     8.25%                           07/15/27          5,534        5,928,987
   Green Tree Financial Corp.,
     Series 96-7, Class A6
     7.65%                           10/15/27          9,025        9,454,201
   Green Tree Financial Corp.,
     Series 96-8, Class B1
     7.95%                           01/01/05          3,000        2,902,464
   Green Tree Financial Corp.,
     Series 97-1, Class B1
     7.23%                           03/02/28          9,000        8,601,296
   Green Tree Financial Corp.,
     Series 97-2, Class A7
     7.62%                           04/15/27          2,717        2,722,135
   Green Tree Financial Corp.,
     Series 97-3, Class A7
     7.64%                           07/15/28          6,050        6,230,726
   Green Tree Financial Corp.,
     Series 97-3, Class B1
     7.51%                           07/15/28          2,500        2,353,510
   Green Tree Financial Corp.,
     Series 97-3, Class B2
     8.03%                           07/15/28          7,050        5,818,762
   Green Tree Home Improvement Loan
     Trust, Series 94-D, Class M
     9.05%                           01/15/15            500          517,779
   Green Tree Home Improvement Loan
     Trust, Series 96-C, Class HIB1
     7.75%                           06/15/21          6,850        6,834,337
   Green Tree Home Improvement Loan
     Trust, Series 97-A, Class Hem2
     7.90%                           03/15/28          5,150        5,372,968
   Keycorp Student Loan Trust,
     Series 95-B, Class A
     5.45%**                         09/27/24          8,976        8,923,171
   Mellon Bank Home Equity Loan Trust,
     Series 96-1, Class B2
     5.36%**                         04/15/26          2,316        2,295,332
   Nissan Auto Receivables Grantor
     Trust, Series 95-A, Class A
     6.10%                           08/15/01          1,376        1,383,129
   Nissan Auto Receivables Grantor
     Trust, Series 98-A, Class A
     5.45%                           04/15/04          6,769        6,773,149

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)         Value
                                     --------       --------   --------------
ASSET BACKED SECURITIES (CONTINUED)
   Puget Power Conservation Grantor
     Trust, Series 97-1, Class A
     6.23%                           07/11/02        $ 8,654   $    8,686,261
   Railcar Leasing L.L.C., Series 97-1,
     Class A1
     6.75%                           07/15/06         10,618       10,883,131
   Sears Credit Account Master Trust,
     Series 95-5, Class A
     6.05%                           01/15/08          3,812        3,848,216
   Sears Credit Account Master Trust,
     Series 96-3, Class A
     7.00%                           07/15/08         11,600       12,141,300
   Sears Credit Account Master Trust,
     Series 96-4, Class A
     6.45%                           10/16/06          4,200        4,240,243
   Sears Credit Account Master Trust,
     Series 97-1, Class A
     6.20%                           07/15/07          8,000        7,962,439
   Sears Credit Account Master Trust,
     Series 98-1, Class A
     5.80%                           08/15/05          7,900        7,862,342
   Sears Credit Account Master Trust,
     Series 99-1, Class A
     5.65%                           03/15/09          6,450        6,377,438
   The Money Store Business Loan
     Backed Securities, Series 97-1,
     Class A
     5.65%**                         04/15/28          7,229        7,157,097
   The Money Store Home Equity Trust,
     Series 97-C, Class MH2
     7.36%                           02/15/24          2,775        2,805,446
   World Omni Automobile Lease
     Securitization Trust, Series 97-B,
     Class A1
     6.07%                           11/25/03          8,812        8,854,992
                                                               --------------
TOTAL ASSET BACKED SECURITIES
   (Cost $315,085,041)                                            311,597,183
                                                               --------------
CORPORATE BONDS -- 20.9%
FINANCE -- 11.4%
   AFC Capital Trust I
     8.21%                           02/03/27          2,690        2,887,436
   AMB Property L.P.
     6.90%                           06/30/05          2,600        2,543,445
   American General Capital Securities
     7.57%                           12/01/45          7,250        7,549,063
   Amvescap PLC
     6.60%                           05/15/05          1,850        1,837,834
   AT&T Capital Corp.
     6.25%                           05/15/01          4,500        4,539,375
   Bank of New York
     7.78%                           12/01/26          2,150        2,217,188
   BGB Finance
     6.63%                           12/30/99          8,000        8,059,341
   Capital One Bank
     6.65%                           03/15/04          5,000        5,018,750
   Crown Cork & Seal, S.A.
     6.75%                           12/15/03          3,000        2,990,806
   CSW Investments
     6.95%                           08/01/01          7,705        7,809,003
   Equitable Cos., Inc.
     7.00%                           04/01/28          4,670        4,670,229
   Fairfax Financial Hldgs. Ltd.
     8.30%                           04/15/26          2,820        2,841,057


                                                      Par
                                     Maturity        (000)         Value
                                     --------       --------   --------------
CORPORATE BONDS (CONTINUED)
FINANCE (CONTINUED)
   Farmers Insurance Exchange
     8.63%                           05/01/24        $ 2,000   $    2,237,500
   Federal Express
     7.60%                           07/01/47          1,150        1,131,978
   Florida Windstorm Underwriting
     Association
     7.13%                           02/25/19          5,715        5,750,062
   Ford Motor Credit Corp.
     5.75%                           02/23/04          9,995        9,920,038
   Frank Russel Co.
     5.63%                           01/15/09          9,385        9,029,565
   General Motors
     8.80%                           03/01/21          3,000        3,648,750
   Goldman Sachs Group L.P.
     6.25%                           02/01/03          6,030        6,058,039
   Golden Sachs Escrow Corp.
     7.00%                           08/01/03         10,300       10,270,472
   HSBC America Capital II
     8.38%                           05/15/27          9,900       10,071,020
   Ikon Capital Resources
     6.93%(DOUBLE DAGGER)            06/07/99         11,700       11,695,065
   KeyBank, NA
     5.80%                           04/01/04          6,400        6,370,363
   Larwin Group - Participation in
     Asset Exchange
     8.00%                           12/01/99             13           12,515
   Lehman Brothers Holdings, Inc.
     6.75%                           09/24/01          8,000        8,056,085
     6.20%                           01/15/02          4,700        4,666,685
     7.38%                           05/15/07          1,500        1,539,337
   Liberty Mutual Insurance Co.
     7.70%                           10/15/47          3,225        3,068,278
   Merrill Lynch & Co.
     5.75%                           11/04/02          5,165        5,134,258
   MidAmerican Funding, L.L.C.
     6.93%                           03/01/29          7,000        6,919,233
   Newcourt Credit Group
     6.88%                           02/16/05          4,780        4,883,243
   Paine Webber, Inc.
     6.31%                           07/22/99          5,000        5,016,800
   Prologis Trust
     7.63%                           07/01/17          4,400        3,965,500
   Riggs Capital Trust II Preferred
     Securities, Series C
     8.88%                           03/15/27          2,400        2,459,508
   Salomon, Inc.
     8.90%                           02/15/00          3,600        3,708,469
   Yorkshire Power Finance
     6.50%                           02/25/08          2,350        2,326,500
   Zurich Capital Trust I
     8.38%                           06/01/27          5,000        5,343,750
                                                               --------------
                                                                  186,246,540
                                                               --------------
INDUSTRIAL -- 4.8%
   Albertson's, Inc.
     6.63%                           06/01/28          3,825        3,730,862
   Coca-Cola Enterprises
     5.71%                           03/18/37          12,520      12,613,900
   Dayton Hudson Corp.
     5.95%                           06/15/00          3,400        3,408,500
   Litton Industries, Inc.
     6.75%                           04/15/18          1,630        1,554,613


See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONTINUED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)         Value
                                     --------       --------   --------------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Panamerican Beverages
     7.25%                           07/01/09        $ 8,735   $    7,339,531
   RJR Nabisco, Inc.
     6.85%                           06/15/05          8,300        8,365,113
     7.05%                           07/15/07          3,380        3,454,918
     7.55%                           06/15/15          3,080        3,175,632
   Time Warner, Inc.
     4.90%                           07/29/99          9,600        9,576,000
     9.13%                           01/15/13          2,440        2,980,670
   Tyco Intl. Group Corp.
     5.88%                           11/01/04          2,910        2,888,175
   USA Waste Management, Inc.
     6.13%                           07/15/01          5,455        5,489,094
   Williams Companies, Inc.
     6.50%                           08/01/06          9,360        9,255,950
   Xerox Corp.
     5.91%                           04/01/37          3,600        3,654,000
                                                               --------------
                                                                   77,486,958
                                                               --------------
TELECOMMUNICATIONS -- 0.9%
   BellSouth Telecommunications, Inc.
     7.88%                           08/01/32          3,000        3,131,250
   Worldcom, Inc.
     7.75%                           04/01/27          9,710       11,045,125
                                                               --------------
                                                                   14,176,375
                                                               --------------
TRANSPORTATION -- 0.1%
   ERAC USA Finance Co.
     6.95%                           03/01/04          1,017        1,032,154
                                                               --------------
UTILITY -- 2.5%
   AT&T Corp.
     6.50%                           03/15/29         11,300       11,067,699
   Avon Energy Partnership
     6.73%                           12/11/02          1,100        1,122,000
   Isreal Electric Corp. Ltd.
     7.25%                           12/15/06          1,655        1,664,867
     7.88%                           12/15/26          6,000        5,649,875
     8.10%                           12/15/46         11,860       10,827,892
   Mobile Energy Services, L.L.C.
     8.67%                           01/01/17          3,515          878,803
   National Rural Utilities Corp.
     6.55%                           11/01/18          3,695        3,686,789
   Pennsylvania Power & Light Co.
     9.38%                           07/01/21          2,500        2,752,150
   Philadelphia Electric
     9.08%                           12/20/99          3,000        3,082,500
                                                               --------------
                                                                   40,732,575
                                                               --------------
YANKEE -- 1.2%
   Asian Development Bank
     5.82%                           06/16/28          8,580        8,415,024
   Den Norske Stats Oljesel
     7.38%                           05/01/16            300          316,625
   Empresa Electrica Pehuenche
     7.30%                           05/01/03         11,000       10,575,784
                                                               --------------
                                                                   19,307,433
                                                               --------------
TOTAL CORPORATE BONDS
   (Cost $344,052,345)                                            338,982,035
                                                               --------------

                                                      Par
                                     Maturity        (000)         Value
                                     --------       --------   --------------
TAXABLE MUNICIPAL BONDS -- 1.3%
   Los Angeles Cnty. Pension Obligation
     Rev., Series D
     8.62%                           06/30/06        $ 7,800     $  8,931,000
     6.97%                           06/30/08          7,355        7,768,719
   New Jersey Econ. Dev. Auth. St.
     Pension Fdg. Rev., Series B
     16.03%                          02/15/18         14,500        4,168,750
                                                               --------------
TOTAL TAXABLE MUNICIPAL BONDS
   (Cost $20,044,639)                                              20,868,469
                                                               --------------
PREFERRED STOCKS -- 0.5%
   Centaur Funding Corp. Cumulative
   9.08%                             04/21/20          8,000        8,881,520
                                                               --------------
   (Cost $8,000,000)

SHORT TERM INVESTMENTS -- 0.6%
   Student Loan Marketing Association
     Discount Notes
     4.80%                           04/01/99          2,475        2,475,000
   Galileo Money Market Fund                           7,026        7,025,589
                                                               --------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $9,500,589)                                                9,500,589
                                                               --------------
TOTAL INVESTMENTS IN SECURITIES
   (Cost $1,956,677,931*)                             119.2%    1,943,016,342

REVERSE REPURCHASE AGREEMENTS -- (15.3%)
   Aubrey Lanston
    (Agreement dated 03/29/99 to be
     repurchased at $10,743,894.
     Collateralized by $10,575,000 U.S.
     Treasury Notes 4.50% due 09/30/00.
     The value of the collateral
     is $10,505,218.)
     4.92%                           04/05/99         10,734      (10,738,026)
   Aubrey Lanston
     (Agreement dated 03/08/99 to be
     repurchased at $38,574,063.
     Collateralized by $39,101,439 U.S.
     Treasury Bonds (CPI) 3.625% due
     04/15/28. The value of the collateral
     is $37,445,067.)
     4.80%                           04/07/99         38,420      (38,543,327)
   Lehman Brothers
     (Agreement dated 03/30/99 to be
     repurchased at $7,142,859.
     Collateralized by $7,515,000 U.S.
     Treasury Bonds 5.25% due 11/15/28. The
     value of the collateral is $7,024,365.)
     2.60%                           04/06/99          7,139       (7,140,281)
   Lehman Brothers
     (Agreement dated 03/29/99 to be
     repurchased at $40,776,445.
     Collateralized by $31,000,000 U.S.
     Treasury Bonds 8.50% due 02/15/20. The
     value of the collateral is $40,569,022.)
     4.93%                           04/07/99         40,726      (40,742,982)

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                      MANAGED INCOME PORTFOLIO (CONCLUDED)

                                                      Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity        (000)         Value
                                     --------       --------   --------------
REVERSE REPURCHASE AGREEMENTS (CONTINUED)
   Lehman Brothers
     (Agreement dated 03/25/99 to be
     repurchased at $8,165,277.
     Collateralized by $8,000,000 U.S.
     Treasury Notes 5.375% due 06/30/03.
     The value of the collateral
     is $8,059,627.)
     4.82%                           04/08/99        $ 8,150   $   (8,157,638)
   Lehman Brothers
     (Agreement dated 03/18/99 to be
     repurchased at $89,816,756.
     Collateralized by $94,355,434
     Federal National Mortgage
     Association 5.50% due 12/01/13 to
     01/01/14. The value of the collateral
     is $92,059,961.)
     4.84%                           04/19/99         89,432      (89,600,331)
   Morgan Stanley & Co.
     (Agreement dated 02/11/99 to be
     repurchased at $36,141,215.
     Collateralized by $38,020,680
     Federal National Mortgage
     Association 5.50 - 6.00% due
     01/01/14 to 01/01/29. The value of
     the collateral is $37,271,058.)
     4.88%                           04/14/99         35,840      (36,078,057)
   Salomon Brothers
     (Agreement dated 03/04/99 to be
     repurchased at $19,146,429.
     Collateralized by $23,770,000
     Chase Credit Card Master Trust
     6.194% due 08/15/05. The value of
     the collateral is $24,158,492.)
     5.22%                           04/05/99         19,058      (19,135,375)
                                                               --------------
TOTAL REVERSE REPURCHASE AGREEMENTS
   (Cost $249,499,506)                                           (250,136,017)

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                        (3.9%)     (62,439,032)
                                                      ------   --------------
NET ASSETS (Applicable to 128,734,384
  Institutional shares, 27,856,638 Service
  shares, 1,694,959 Investor A shares and
  566,542 Investor B shares outstanding)              100.0%   $1,630,441,293
                                                      ======   ==============


                                                                    Value
                                                               --------------
NET ASSET VALUE AND REDEMPTION
PRICE PER INSTITUTIONAL, SERVICE
AND INVESTOR A SHARE
($1,624,626,481 (DIVIDE) 158,285,981)                                  $10.26
                                                                       ======
OFFERING PRICE PER INSTITUTIONAL
   AND SERVICE SHARE                                                   $10.26
                                                                       ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.26 (DIVIDE) 0.955)                                             $10.74
                                                                       ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($5,814,812 (DIVIDE) 566,542 )                                      $10.26
                                                                       ======


----------------
*  Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
   appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                $ 12,468,783
    Gross unrealized depreciation                                 (26,130,372)
                                                                 ------------
                                                                 $(13,661,589)
                                                                 ============

** Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $252,337,553 has been pledged as collateral for reverse repurchase agreements.

(DOUBLE DAGGER) Principal amount of securities pledged as collateral of $8,500,000 on 375 long U.S. Treasury Bonds futures contracts and 1,669 short U.S. Treasury Notes futures contracts expiring June 1999. The value of such contracts on March 31, 1999 was $236,624,375, thereby resulting in an unrealized gain of $579,896. Outstanding at March 31, 1999 are 4,000 10-year U.S. Treasury Bond future call options written expiring in June 1999 with a value of $340,800 and an exercise price of $97.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             SCHEDULE OF INVESTMENTS
                          INTERNATIONAL BOND PORTFOLIO

                                                      Par**
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity         (000)          Value
                                     --------       --------      -----------
FOREIGN BONDS -- 72.8%
CANADA -- 5.1%
   Canada Trust Company Mortgage
     5.63%                           01/01/02        $ 2,126      $ 1,408,350
   Government of Canada
     4.25%                           12/01/26          1,750        1,226,773
                                                                  -----------
                                                                    2,635,123
                                                                  -----------
DENMARK -- 3.3%
   Kingdom of Denmark
     8.00%                           05/15/03         10,000        1,691,474
                                                                  -----------
FRANCE -- 7.8%
   European Investment Bank
     5.26%                           04/15/08          1,955        2,235,909
   Government of France
     5.50%                           10/25/07          1,524        1,824,391
                                                                  -----------
                                                                    4,060,300
                                                                  -----------
GERMANY -- 15.7%
   Deutsche Telekom International
     Financial
     5.25%                           05/20/08          1,023        1,168,826
   Deutschland Republic
     6.50%                           07/04/27          3,068        4,041,186
   Treuhandanstalt
     7.75%                           10/01/02          2,352        2,911,744
                                                                  -----------
                                                                    8,121,756
                                                                  -----------
ITALY -- 3.8%
   Buoni Poliennali del Tes
     6.75%                           07/01/07          1,549        1,979,447
                                                                  -----------
JAPAN -- 6.0%
   Japan - 207
     0.90%                           12/22/08        290,000        2,247,910
   Japan - 42
     2.60%                           03/20/19        100,000          853,922
                                                                  -----------
                                                                    3,101,832
                                                                  -----------
NETHERLANDS -- 3.9%
   Government of Netherlands
     9.00%                           01/15/01          1,679        1,999,131
                                                                  -----------
SPAIN -- 4.3%
   Government of Spain
     11.30%                          01/15/02          1,683        2,205,917
                                                                  -----------
SWEDEN -- 3.1%
   Kingdom of Sweden
     10.25%                          05/05/00         12,400        1,622,674
                                                                  -----------
UNITED KINGDOM -- 19.8%
   Abbey National Treasury Services
     8.00%                           04/02/03            600        1,056,364
   Bayerische Landesbank Girozentrale
     7.88%                           12/07/06          1,100        2,043,212
   Federal National Mortgage Assoc.
     Global Bond
     6.88%                           06/07/02          2,500        4,235,041
   Halifax Building Society PLC
     6.50%                           02/16/04            450          762,761
   United Kingdom Treasury
     9.00%                           10/13/08          1,000        2,161,077
                                                                  -----------
                                                                   10,258,455
                                                                  -----------
TOTAL FOREIGN BONDS
   (Cost $37,766,771)                                              37,676,109
                                                                  -----------

                                                      Par**
                                     Maturity         (000)          Value
                                     --------       --------      -----------
U.S. GOVERNMENT &
AGENCY OBLIGATIONS -- 9.1%
   U.S. Treasury Bonds
     8.50%                           02/15/20        $ 1,500      $ 1,962,313
   U.S. Treasury Notes
     6.13%                           08/15/07          2,600        2,723,686
                                                                  -----------
TOTAL U.S. GOVERNMENT &
   AGENCY OBLIGATIONS
   (Cost $4,724,607)                                                4,685,999
                                                                  -----------
YANKEE BONDS -- 1.9%
   TPSA Finance B.V.
     7.75%                           12/10/08          1,000          986,250
                                                                  -----------
     (Cost $992,969)

SHORT-TERM INVESTMENTS  -- 16.2%
   Federal Home Loan Motgage Corp.
     Discount Notes
     4.80%                           04/01/99          8,385        8,385,000
                                                                  -----------
     (Cost $8,385,000)

TOTAL INVESTMENTS IN
   SECURITIES -- 100.0%
   (Cost $51,869,347*)                                            $51,733,358
                                                                  ===========


-------------------
*  Also  cost  for  Federal   income  tax  purposes.   The  gross   unrealized
   appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                                 $ 1,595,178
    Gross unrealized depreciation                                  (1,731,167)
                                                                  ===========
                                                                  $  (135,989)
                                                                  ===========
** In local currency.

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF ASSETS AND LIABILITIES
                          INTERNATIONAL BOND PORTFOLIO

MARCH 31, 1999 (UNAUDITED)

ASSETS
   Investments at value (Cost $51,869,347) .........................................................................    $51,733,358
   Cash denominated in foreign currencies ($21,662) ................................................................         22,064
   Cash ............................................................................................................          1,630
   Interest receivable .............................................................................................      1,187,138
   Capital shares sold receivable ..................................................................................         12,230
   Cash segregated for futures collateral ..........................................................................        200,000
   Net unrealized appreciation on forward foreign currency contracts ...............................................      1,342,437
   Prepaid expenses ................................................................................................         11,729
                                                                                                                        -----------
          TOTAL ASSETS .............................................................................................     54,510,586
                                                                                                                        -----------
LIABILITIES
   Capital shares redeemed payable .................................................................................         51,649
   Distributions payable ...........................................................................................        226,858
   Advisor fees payable ............................................................................................         20,783
   Administrative fees payable .....................................................................................          9,037
   Transfer agent fees payable .....................................................................................          9,006
   Other accrued expenses payable ..................................................................................         85,769
   Futures margin payable ..........................................................................................          5,146
   Net unrealized depreciation on forward foreign currency contracts ...............................................         79,698
                                                                                                                        -----------
          TOTAL LIABILITIES ........................................................................................        487,946
                                                                                                                        -----------
NET ASSETS (Applicable to 4,028,849 Institutional shares, 253,139 Service shares, 173,521
   Investor A shares, 179,529 Investor B shares and 178,326 Investor C shares outstanding) .........................    $54,022,640
                                                                                                                        ===========
NET ASSET VALUE AND REDEMPTION PRICE PER INSTITUTIONAL,
   SERVICE AND INVESTOR A SHARE ($50,006,310 (DIVIDE) 4,455,509) ...................................................         $11.22
                                                                                                                             ======
OFFERING PRICE PER INSTITUTIONAL AND SERVICE SHARE .................................................................         $11.22
                                                                                                                             ======
MAXIMUM OFFERING PRICE PER INVESTOR A SHARE
   ($11.22 (DIVIDE) 0.950) .........................................................................................         $11.81
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 4.5%)
   PER INVESTOR B SHARE ($2,014,911 (DIVIDE) 179,529) ..............................................................         $11.22
                                                                                                                             ======
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE (subject to a maximum contingent deferred sales charge of 1.0%)
   PER INVESTOR C SHARE ($2,001,419 (DIVIDE) 178,326) ..............................................................         $11.22
                                                                                                                             ======

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF NET ASSETS
                            HIGH YIELD BOND PORTFOLIO

                                                      Number
AS OF MARCH 31, 1999 (UNAUDITED)                     of Shares     Value
                                                     ---------   -----------
PREFERRED STOCKS -- 12.7%
   Global Crossing Hldgs. Ltd.
     (PIK) 10.50%                                       20,000   $ 2,300,000
   Hyperion Telecommunications, Inc.,
     Series B (PIK) 12.875%                              2,064     1,847,280
   Nextel Communications, Inc.,
     Series E (PIK) 11.125%                              1,027     1,047,540
   Nextlink Communications (PIK) 14.00%                 39,033     1,990,683
                                                                 -----------
TOTAL PREFERRED STOCKS
   (Cost $6,865,512)                                               7,185,503
                                                                 -----------

                                                       Par
                                     Maturity         (000)
                                     --------        ---------
COMMERCIAL MORTGAGE BACKED
   SECURITIES -- 3.4%
   Donaldson, Lufkin & Jenrette, Inc.,
     Commercial Mortgage Corp.,
     Series 98-CG1, Class B4
     7.15%**                         01/10/13          $ 2,531     1,913,230
                                                                 -----------
     (Cost $1,982,136)

CORPORATE BONDS -- 88.0%
FINANCIAL -- 5.9%
   Charter Communications Hldgs., L.L.C.,
     Series 144A
     8.63%                           04/01/09              600       612,750
   Charter Communications Hldgs., L.L.C.,
     Series 144A (STEP)
     9.51%                           04/01/11            1,000       643,750
   RBF Finance Co., Series 144A
     11.00%                          03/15/06            1,000     1,050,000
   Willis Corroon Corp., Series 144A
     9.00%                           02/01/09            1,000     1,020,000
                                                                 -----------
                                                                   3,326,500
                                                                 -----------
INDUSTRIAL -- 66.3%
   AK Steel Corp., Series 144A
     7.88%                           02/15/09              500       501,250
   Allied Waste North America, Series B
     7.88%(DAGGER)                   01/01/09            2,503     2,427,425
   Ameriserve Food Distributor
     10.13%                          07/15/07            1,000       715,000
   Carmike Cinemas, Inc., Series 144A
     9.38%                           02/01/09            1,000     1,012,500
   Dual Drilling Co.
     9.88%                           01/15/04              100       104,750
   Echostar, Series 144A
     9.38%                           02/01/09            1,570     1,636,725
   Fairchild Semiconductor, Inc.,
     Series 144A
     10.38%                          10/01/07            1,000     1,017,500
   Formica Corp., Series 144A
     10.88%                          03/01/09            1,200     1,194,000
   Fountain View, Inc., Series B
     11.25%                          04/15/08            1,000       755,000
   Golden Northwest Aluminum,
     Series 144A
     12.00%                          12/15/06              250       251,250
   Group One Automotive, Inc.
     10.88%                          03/01/09            2,000     1,995,000
   High Voltage Engineering
     10.50%                          08/15/04              500       470,000
   Hollywood Entertainment, Series B
     10.63%                          08/15/04            1,000       997,500
   Hudson Respiratory Care, Inc.
     9.13%                           04/15/08            1,500     1,305,000

                                                         Par
                                     Maturity           (000)       Value
                                     --------         --------   -----------
CORPORATE BONDS (CONTINUED)
INDUSTRIAL (CONTINUED)
   Intermedia Communications, Inc.,
     Series 144A (STEP)
     12.70%                          03/01/09          $ 2,000   $ 1,270,000
   IPC Info. Systems (STEP)
     14.13%                          05/01/08            2,000     1,310,000
   James Cable Partners L.P., Series B
     10.75%                          08/15/04            2,000     2,150,000
   JH Heafner Co., Series 144A
     10.00%                          05/15/08            1,000     1,025,000
   K-III Communications Corp., Series B
     8.50%                           02/01/06            1,000     1,032,500
   Kasper A.S.L. Ltd.
     12.75%                          03/31/04            1,500     1,440,000
   Knology Hldgs., Inc. (STEP)
     15.37%                          10/15/07            1,000       547,500
   Muzak L.L.C., Series 144A
     9.88%                           03/15/09              500       507,500
   National Equipment Services, Series D
     10.00%                          11/30/04            2,000     2,050,000
   Northeast Optic Network
     12.75%                          08/15/08            1,000     1,045,000
   Pogo Producing Co., Series 144A
     10.38%                          02/15/09            1,000     1,010,000
   Polaroid Corp.
     11.50%                          02/15/06            1,000     1,037,500
   Precision Partners, Inc., Series 144A
     12.00%                          03/15/09              500       510,000
   R&B Falcon Corp., Series 144A
     9.50%                           12/15/08            1,095       952,650
   Revlon Consumer Products
     8.63%                           02/01/08              500       460,000
   Sinclair Broadcast Group
     9.00%                           07/15/07            2,000     2,050,000
   Sonic Automotive, Inc., Series B
     11.00%                          08/01/08            2,000     1,990,000
   Tropical Sportswear Intl., Series A
     11.00%                          06/15/08            1,750     1,841,875
   U.S. Home
     8.88%                           02/15/09            1,000       985,000
                                                                 -----------
                                                                  37,597,425
                                                                 -----------
SPECIAL PURPOSE -- 9.9%
   Nextel Partners, Inc., Series E (STEP)
     13.94%                          02/01/09            4,100     2,429,250
   Penhall Acquisition Corp.
     12.00%                          08/01/06            2,000     2,010,000
   Pinnacle Hldgs., Inc. (STEP)
     11.30%                          03/15/08            2,000     1,195,000
                                                                 -----------
                                                                   5,634,250
                                                                 -----------
TELECOMMUNICATIONS -- 5.9%
   Iridium L.L.C. Capital Corp., Series A
     13.00%                          07/15/05            2,000       870,000
   Teligent, Inc.
     11.50%                          12/01/07            1,500     1,428,750
   Viatel, Inc., Series 144A
     11.50%                          03/15/09            1,000     1,040,000
                                                                 -----------
                                                                   3,338,750
                                                                 -----------
TOTAL CORPORATE BONDS
   (Cost $49,694,268)                                             49,896,925
                                                                 -----------

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                            STATEMENT OF NET ASSETS
                     HIGH YIELD BOND PORTFOLIO (CONCLUDED)

                                                         Par
AS OF MARCH 31, 1999 (UNAUDITED)     Maturity           (000)       Value
                                     --------         --------   -----------
SHORT TERM INVESTMENTS -- 0.1%
   Galileo Money Market Fund
     (Cost $56,564)                                    $  57      $   56,564
                                                                 -----------
TOTAL INVESTMENTS IN
   SECURITIES
   (Cost $58,598,480*)                                104.2%      59,052,222

LIABILITIES IN EXCESS OF
   OTHER ASSETS                                        (4.2%)     (2,352,525)
                                                      ------     -----------
NET ASSETS (Applicable to 10 BlackRock
  shares, 4,519,835 Institutional shares,
  10 Service shares, 291,534 Investor A
  shares, 646,110 Investor B shares and
  150,589 Investor C shares outstanding)              100.0%     $56,699,697
                                                      ======     ===========

NET ASSET VALUE AND REDEMPTION
   PRICE PER BLACKROCK,
   INSTITUTIONAL, SERVICE AND
   INVESTOR A SHARE
   ($48,644,932 (DIVIDE) 4,811,389)                                   $10.11
                                                                      ======
OFFERING PRICE PER BLACKROCK,
   INSTITUTIONAL AND SERVICE SHARE                                    $10.11
                                                                      ======
MAXIMUM OFFERING PRICE PER
   INVESTOR A SHARE
   ($10.11 (DIVIDE) 0.950)                                            $10.64
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 4.5%)
   PER INVESTOR B SHARE
   ($6,532,256 (DIVIDE) 646,110)                                      $10.11
                                                                      ======
NET ASSET VALUE, OFFERING
   AND REDEMPTION PRICE
   (SUBJECT TO A MAXIMUM CONTINGENT
   DEFERRED SALES CHARGE OF 1.0%)
   PER INVESTOR C SHARE
   ($1,522,509 (DIVIDE) 150,589)                                      $10.11
                                                                      ======

-------------------------
* Also cost for Federal income tax purposes. The gross unrealized appreciation (depreciation) on a tax basis is as follows:

    Gross unrealized appreciation                  $ 1,687,314
    Gross unrealized depreciation                   (1,233,572)
                                                   -----------
                                                   $   453,742
                                                   ===========

**Rates shown are the rates as of March 31, 1999.

(DAGGER) Partial principal in the amount of $2,502,000 has been pledged as collateral for reverse repurchase agreements.

                            --------------------------
                             INVESTMENT ABBREVIATIONS
                            CPI     Consumer Price Index
                            GO      General Obligation
                            IO      Interest Only
                            PIK     Payment In Kind
                            PO      Principal Only
                            STEP    Step Bonds
                            --------------------------

See accompanying notes to financial statements.

                       [THIS PAGE INTENTIONALLY LEFT BLANK

                                 BLACKROCK FUNDS

                             STATEMENT OF OPERATION

                                                                 Intermediate
                                                 Low Duration     Government     Intermediate        Core         Government
                                                     Bond            Bond            Bond            Bond           Income
FOR THE PERIOD ENDED MARCH 31, 1999 (UNAUDITED)    Portfolio      Portfolio       Portfolio        Portfolio       Portfolio
                                                 ------------    ------------    ------------    ------------    ------------
Investment income:
   Interest ...................................  $ 13,220,141    $ 15,380,206    $ 22,264,157    $ 28,927,907    $  1,392,322
                                                 ------------    ------------    ------------    ------------    ------------
Expenses:
   Investment advisory fee ....................       771,984       1,161,662       1,399,575       2,187,667         101,811
   Administration fee .........................       338,316         512,676         630,314         937,251          46,769
   Custodian fee ..............................        38,380          46,969          60,772          84,943           9,240
   Transfer agent fee .........................        43,845          76,893          85,213         143,278          28,419
   Shareholders servicing fees ................        18,543          35,543          23,439          82,941          50,525
   Shareholders processing fees ...............        16,473          30,068          22,208          71,720          30,315
   Distribution fees ..........................         6,092           2,804           1,213          62,591         125,791
   Legal and audit ............................        14,049          16,724          26,047          23,715           1,069
   Printing ...................................        37,997          30,432          57,646         100,108           3,038
   Registration fees and
     expenses .................................        27,310          31,289          27,049          45,709          13,476
   Trustees' fees and officer's
     salary ...................................         2,708           3,718           4,553           7,004             778
   Other ......................................         6,991           7,068           9,001          15,957           4,617
                                                 ------------    ------------    ------------    ------------    ------------
                                                    1,322,688       1,955,846       2,347,030       3,762,884         415,848
   Less fees waived ...........................      (502,201)       (453,751)       (638,004)     (1,196,190)        (64,243)
                                                 ------------    ------------    ------------    ------------    ------------
   Total operating expenses ...................       820,487       1,502,095       1,709,026       2,566,694         351,605
                                                 ------------    ------------    ------------    ------------    ------------
Interest expense ..............................     3,265,610         821,207       3,687,729       1,573,307         135,012
                                                 ------------    ------------    ------------    ------------    ------------
   Total expenses .............................     4,086,097       2,323,302       5,396,755       4,140,001         486,617
                                                 ------------    ------------    ------------    ------------    ------------
Net investment income .........................     9,134,044      13,056,904      16,867,402      24,787,906         905,705
                                                 ------------    ------------    ------------    ------------    ------------
Realized and unrealized gain
   (loss) on investments and
   foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ..................        39,856         380,552       1,101,706         700,577          84,311
     Future contracts .........................       663,674          27,213         100,603       1,111,522           2,696
      Foreign currency and forward
        foreign currency transactions .........            --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
                                                      703,530         407,765       1,202,309       1,812,099          87,007
                                                 ------------    ------------    ------------    ------------    ------------
Change in unrealized appreciation
   (depreciation) from:
      Investments .............................    (4,174,358)    (10,797,824)    (12,771,851)    (26,039,215)     (1,587,210)
      Futures .................................        79,394      (1,241,810)     (1,162,233)        780,929         195,297
      Foreign currency and
        forward foreign currency
        transactions ..........................            --              --              --              --              --
                                                 ------------    ------------    ------------    ------------    ------------
                                                   (4,094,964)    (12,039,634)    (13,934,084)    (25,258,286)     (1,391,913)
                                                 ------------    ------------    ------------    ------------    ------------
Net gain (loss) on investments and
   foreign currency transactions ..............    (3,391,434)    (11,631,869)    (12,731,775)    (23,446,187)     (1,304,906)
                                                 ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations ..................  $  5,742,610    $  1,425,035    $  4,135,627    $  1,341,719    $   (399,201)
                                                 ============    ============    ============    ============    ============



                                                                   Managed      International     High Yeild
                                                     GNMA          Income           Bond             Bond
                                                   Portfolio      Portfolio       Portfolio       Portfolio 1
                                                 ------------    ------------    ------------    ------------
Investment income:
   Interest ...................................  $  3,900,144    $ 59,023,045    $  1,224,059    $  1,640,766
                                                 ------------    ------------    ------------    ------------
Expenses:
   Investment advisory fee ....................       322,166       3,888,896         142,054          79,604
   Administration fee .........................       134,724       1,695,973          59,395          36,527
   Custodian fee ..............................        14,325         155,737          44,997           4,420
   Transfer agent fee .........................        19,461         259,686          12,134           7,233
   Shareholders servicing fees ................         1,293         234,326           8,221           4,182
   Shareholders processing fees ...............           776         223,336           5,669           2,509
   Distribution fees ..........................           798          19,484          12,180           9,611
   Legal and audit ............................        48,951          66,853           1,380           6,633
   Printing ...................................         4,410         116,887           3,759           4,744
   Registration fees and
     expenses .................................        27,907          51,579          18,615          53,818
   Trustees' fees and officer's
     salary ...................................         1,381          12,928             629             212
   Other ......................................         2,195          24,749             828             396
                                                 ------------    ------------    ------------    ------------
                                                      578,387       6,750,434         309,861         209,889
   Less fees waived ...........................      (212,678)     (1,000,849)        (15,141)        (81,225)
                                                 ------------    ------------    ------------    ------------
   Total operating expenses ...................       365,709       5,749,585         294,720         128,664
                                                 ------------    ------------    ------------    ------------
Interest expense ..............................        70,384       5,582,069              --           7,076
                                                 ------------    ------------    ------------    ------------
   Total expenses .............................       436,093      11,331,654         294,720         135,740
                                                 ------------    ------------    ------------    ------------
Net investment income .........................     3,464,051      47,691,391         929,339       1,505,026
                                                 ------------    ------------    ------------    ------------
Realized and unrealized gain
   (loss) on investments and
   foreign currency transactions:
   Net realized gain (loss) from:
     Investment transactions ..................       122,714       4,446,454       1,084,832        (100,958)
     Future contracts .........................       237,075       3,197,486         130,261              --
      Foreign currency and forward
        foreign currency transactions .........            --              --        (750,726)             --
                                                 ------------    ------------    ------------    ------------
                                                      359,789       7,643,940         464,367        (100,958)
                                                 ------------    ------------    ------------    ------------
Change in unrealized appreciation
   (depreciation) from:
      Investments .............................    (2,296,238)    (50,483,998)     (3,322,618)        453,742
      Futures .................................       717,483       8,601,817          97,129              --
      Foreign currency and
        forward foreign currency
        transactions ..........................            --              --       3,354,138              --
                                                 ------------    ------------    ------------    ------------
                                                   (1,578,755)    (41,882,181)        128,649         453,742
                                                 ------------    ------------    ------------    ------------
Net gain (loss) on investments and
   foreign currency transactions ..............    (1,218,966)    (34,238,241)        593,016         352,784
                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
   resulting from operations ..................  $  2,245,085    $ 13,453,150    $  1,522,355    $  1,857,810
                                                 ============    ============    ============    ============

------------------
1 For the period November 19, 1998 (commencement of operations) through March 31, 1999.


See accompanying notes to financial statements.

48-49

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           LOW DURATION BOND PORTFOLIO
                       FOR THE PERIOD ENDED MARCH 31, 1999

Cash provided by (used in) Operating Activities
   Investment income received ...................................   $  13,551,427
   Operating expenses paid ......................................        (826,957)
   Interest expense paid ........................................      (3,265,610)
                                                                    -------------
Net increase in cash from operating activities ..................       9,458,860

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ...........................    (303,558,919)
   Proceeds from disposition of long-term portfolio investment ..     373,539,736
   Net purchases of short-term investments ......................      (7,870,040)
                                                                    -------------
Net increase in cash from investing activities ..................      62,110,777

Cash provided by (used in) Financing Activities
   Cash dividends paid ..........................................      (6,126,896)
   Net borrowing relative to reverse repurchase agreements ......     (27,411,758)
   Net proceeds related to capital stock transactions ...........     (38,030,983)
                                                                    -------------
Net decrease in cash from financing activities ..................     (71,569,637)
                                                                    -------------
Net increase (decrease) in cash .................................              --
Cash at beginning of year .......................................              --
                                                                    -------------
Cash at end of period ...........................................   $          --
                                                                    =============

Net increase in net assets resulting from operations ............   $   5,742,610
Adjustments:
   Decrease in interest receivable ..............................         207,102
   Amortization of premium and accretion of discount ............         124,184
   Increase in accrued expenses .................................          16,139
   Increase in prepaid expenses .................................         (22,609)
Net realized and changes in unrealized gain (loss) on investments       3,391,434
                                                                    -------------
Total adjustments ...............................................       3,716,250
                                                                    -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ..................   $   9,458,860
                                                                    =============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           INTERMEDIATE BOND PORTFOLIO
                       FOR THE PERIOD ENDED MARCH 31, 1999

Cash provided by (used in) Operating Activities
   Investment income received ...................................   $  20,717,576
   Operating expenses paid ......................................      (1,661,697)
   Interest expense paid ........................................      (3,687,729)
                                                                    -------------
Net increase in cash from operating activities ..................      15,368,150

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ...........................    (773,714,714)
   Proceeds from disposition of long-term portfolio investment ..     785,217,451
   Net proceeds from disposition of short-term investments ......       4,305,791
                                                                    -------------
Net increase in cash from investing activities ..................      15,808,528

Cash provided by (used in) Financing Activities
   Cash dividends paid ..........................................     (16,791,409)
   Net borrowing relative to reverse repurchase agreements ......     (18,513,951)
   Net proceeds related to capital stock transactions ...........       4,128,682
                                                                    -------------
Net decrease in cash from financing activities ..................     (31,176,678)
                                                                    -------------
Net increase (decrease) in cash .................................              --
Cash at beginning of year .......................................              --
                                                                    -------------
Cash at end of period ...........................................   $          --
                                                                    =============

Net increase in net assets resulting from operations ............   $   4,135,627
Adjustments:
   Increase in interest receivable ..............................      (1,630,734)
   Amoritization of premium and accretion of discount ...........          84,153
   Increase in accrued expenses .................................          72,613
   Increase in prepaid expenses .................................         (25,284)
Net realized and changes in unrealized gain (loss) on investments      12,731,775
                                                                    -------------
Total adjustments ...............................................      11,232,523
                                                                    -------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ..................   $  15,368,150
                                                                    =============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                           GOVERNMENT INCOME PORTFOLIO
                       FOR THE PERIOD ENDED MARCH 31, 1999

Cash provided by (used in) Operating Activities
   Investment income received ...................................   $  1,433,297
   Operating expenses paid ......................................       (303,969)
   Interest expense paid ........................................       (135,012)
                                                                    ------------
Net increase in cash from operating activities ..................        994,316

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ...........................    (69,503,330)
   Proceeds from disposition of long-term portfolio investment ..     57,982,380
   Net purchases of short-term investments ......................       (372,480)
                                                                    ------------
Net decrease in cash from investing activities ..................    (11,893,430)

Cash provided by (used in) Financing Activities
   Cash dividends paid ..........................................       (584,775)
   Net borrowing relative to reverse repurchase agreements ......     (2,939,021)
   Net proceeds related to capital stock transactions ...........     14,422,910
                                                                    ------------
Net increase in cash from financing activities ..................     10,899,114
                                                                    ------------
Net increase (decrease) in cash .................................             --
Cash at beginning of year .......................................             --
                                                                    ------------
Cash at end of period ...........................................   $         --
                                                                    ============

Net decrease in net assets resulting from operations ............   $   (399,201)
Adjustments:
   Increase in interest receivable ..............................        (22,421)
   Amortization of premium and accretion of discount ............         63,396
   Increase in accrued expenses .................................         53,565
   Increase in prepaid expenses .................................         (5,929)
Net realized and changes in unrealized gain (loss) on investments      1,304,906
                                                                    ------------
Total adjustments ...............................................      1,393,517
                                                                    ------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ..................   $    994,316
                                                                    ============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                             STATEMENT OF CASH FLOWS
                            MANAGED INCOME PORTFOLIO
                       FOR THE PERIOD ENDED MARCH 31, 1999

Cash provided by (used in) Operating Activities
   Investment income received ...................................   $    59,712,792
   Operating expenses paid ......................................        (5,619,440)
   Interest expense paid ........................................        (5,582,069)
                                                                    ---------------
Net increase in cash from operating activities ..................        48,511,283

Cash provided by (used in) Investing Activities
   Purchases of long-term investments ...........................    (2,794,025,704)
   Proceeds from disposition of long-term portfolio investment ..     2,620,368,788
   Net proceeds from disposition of short-term investments ......        31,098,671
                                                                    ---------------
Net decrease in cash from investing activities ..................      (142,558,245)

Cash provided by (used in) Financing Activities
   Cash dividends paid ..........................................       (46,579,038)
   Net borrowing relative to reverse repurchase agreements ......        89,500,311
   Net proceeds related to capital stock transactions ...........        51,125,689
                                                                    ---------------
Net increase in cash from financing activities ..................        94,046,962
                                                                    ---------------
Net increase (decrease) in cash .................................                --
Cash at beginning of year .......................................                --
                                                                    ---------------
Cash at end of period ...........................................   $            --
                                                                    ===============

Net increase in net assets resulting from operations ............   $    13,453,150
Adjustments:
   Decrease in interest receivable ..............................           536,894
   Amoritization of premium and accretion of discount ...........           152,853
   Increase in accrued expenses .................................           138,886
   Increase in prepaid expenses .................................            (8,741)
Net realized and changes in unrealized gain (loss) on investments        34,238,241
                                                                    ---------------
Total adjustments ...............................................        35,058,133
                                                                    ---------------
NET INCREASE IN CASH FROM OPERATING ACTIVITIES ..................   $    48,511,283
                                                                    ===============

See accompanying notes to financial statements.

                                 BLACKROCK FUNDS

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                               Low Duration
                                                                                              Bond Portfolio
                                                                                   ----------------------------------
                                                                                      For the
                                                                                    Six Months              For the
                                                                                       Ended              Year Ended
                                                                                      3/31/99               9/30/98
                                                                                   ------------          ------------
                                                                                   (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................         $  9,134,044          $ 17,152,014
    Net realized gain on investment, futures and foreign currency
      related transactions ...............................................              703,530             1,489,712
    Net unrealized gain (loss) on investment, futures and foreign currency
      related transactions ...............................................           (4,094,964)            2,743,208
                                                                                   ------------          ------------
    Net increase in net assets resulting from operations .................            5,742,610            21,384,934
                                                                                   ------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................................           (3,440,750)           (6,991,384)
    Institutional Class ..................................................           (5,210,276)           (5,569,323)
    Service Class ........................................................             (506,955)           (4,082,739)
    Investor A Class .....................................................              (69,031)              (80,989)
    Investor B Class .....................................................              (31,968)               (8,711)
    Investor C Class .....................................................               (6,916)               (8,683)
                                                                                   ------------          ------------
    Total distribution from net investment income ........................           (9,265,896)          (16,741,829)
                                                                                   ------------          ------------
Net realized gains:
    BlackRock Class ......................................................                   --                    --
    Institutional Class ..................................................                   --                    --
    Service Class ........................................................                   --                    --
    Investor A Class .....................................................                   --                    --
    Investor B Class .....................................................                   --                    --
    Investor C Class .....................................................                   --                    --
                                                                                   ------------          ------------
    Total distributions from net realized gains ..........................                   --                    --
                                                                                   ------------          ------------
    Total distributions to shareholders ..................................           (9,265,896)          (16,741,829)
                                                                                   ------------          ------------
Capital share transactions ...............................................          (34,719,850)           69,892,569
                                                                                   ------------          ------------
    Total increase (decrease) in net assets ..............................          (38,243,136)           74,535,674
                                                                                   ------------          ------------
Net assets:
    Beginning of period ..................................................          329,362,987           254,827,313
                                                                                   ------------          ------------
    End of period ........................................................         $291,119,851          $329,362,987
                                                                                   ============          ============


                                                                                         Intermediate Government
                                                                                              Bond Portfolio
                                                                                   ----------------------------------
                                                                                     For the
                                                                                    Six Months              For the
                                                                                      Ended               Year Ended
                                                                                     3/31/99                9/30/98
                                                                                   ------------          ------------
                                                                                    (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................         $ 13,056,904          $ 15,170,724
    Net realized gain on investment, futures and foreign currency
      related transactions ...............................................              407,765             5,199,304
    Net unrealized gain (loss) on investment, futures and foreign currency
      related transactions ...............................................          (12,039,634)            9,657,287
                                                                                   ------------          ------------
    Net increase in net assets resulting from operations .................            1,425,035            30,027,315
                                                                                   ------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................................                   --                    --
    Institutional Class ..................................................          (12,181,708)          (11,983,641)
    Service Class ........................................................             (801,887)           (2,952,271)
    Investor A Class .....................................................             (260,461)             (313,796)
    Investor B Class .....................................................               (9,963)               (5,639)
    Investor C Class .....................................................               (6,937)               (7,054)
                                                                                   ------------          ------------
    Total distribution from net investment income ........................          (13,260,956)          (15,262,401)
                                                                                   ------------          ------------
Net realized gains:
    BlackRock Class ......................................................                   --                    --
    Institutional Class ..................................................           (3,157,047)                   --
    Service Class ........................................................             (217,126)                   --
    Investor A Class .....................................................              (61,441)                   --
    Investor B Class .....................................................               (3,213)                   --
    Investor C Class .....................................................               (2,184)                   --
                                                                                   ------------          ------------
    Total distributions from net realized gains ..........................           (3,441,011)                   --
                                                                                   ------------          ------------
    Total distributions to shareholders ..................................          (16,701,967)          (15,262,401)
                                                                                   ------------          ------------
Capital share transactions ...............................................          (10,717,457)          312,660,657
                                                                                   ------------          ------------
    Total increase (decrease) in net assets ..............................          (25,994,389)          327,425,571
                                                                                   ------------          ------------
Net assets:
    Beginning of period ..................................................          480,018,299           152,592,728
                                                                                   ------------          ------------
    End of period ........................................................         $454,023,910          $480,018,299
                                                                                   ============          ============


                                                                                             Intermediate
                                                                                             Bond Portfolio
                                                                                   ---------------------------------
                                                                                     For the
                                                                                    Six Months             For the
                                                                                      Ended              Year Ended
                                                                                     3/31/99               9/30/98
                                                                                   ------------         ------------
                                                                                   (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................         $ 16,867,402          $ 25,472,505
    Net realized gain on investment, futures and foreign currency
      related transactions ...............................................            1,202,309             5,387,354
    Net unrealized gain (loss) on investment, futures and foreign currency
      related transactions ...............................................          (13,934,084)            8,072,392
                                                                                   ------------          ------------
    Net increase in net assets resulting from operations .................            4,135,627            38,932,251
                                                                                   ------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................................           (1,494,594)                 --
    Institutional Class ..................................................          (14,594,895)          (20,947,487)
    Service Class ........................................................             (781,258)           (3,490,893)
    Investor A Class .....................................................              (59,958)              (68,932)
    Investor B Class .....................................................               (6,816)               (1,147)
    Investor C Class .....................................................               (1,071)             (817,619)
                                                                                   ------------          ------------
    Total distribution from net investment income ........................          (16,938,592)          (25,326,078)
                                                                                   ------------          ------------
Net realized gains:
    BlackRock Class ......................................................           (5,190,232)                 --
    Institutional Class ..................................................             (510,365)           (1,533,689)
    Service Class ........................................................             (290,823)             (278,199)
    Investor A Class .....................................................              (21,977)               (5,904)
    Investor B Class .....................................................               (1,947)                 --
    Investor C Class .....................................................                 (132)                 --
                                                                                   ------------          ------------
    Total distributions from net realized gains ..........................           (6,015,476)           (1,817,792)
                                                                                   ------------          ------------
    Total distributions to shareholders ..................................          (22,954,068)          (27,143,870)
                                                                                   ------------          ------------
Capital share transactions ...............................................           11,351,960           205,815,141
                                                                                   ------------          ------------
    Total increase (decrease) in net assets ..............................           (7,466,481)          217,603,522
                                                                                   ------------          ------------
Net assets:
    Beginning of period ..................................................          566,744,493           349,140,971
                                                                                   ------------          ------------
    End of period ........................................................         $559,278,012          $566,744,493
                                                                                   ============          ============


                                                                                                Core
                                                                                           Bond Portfolio
                                                                                   ----------------------------------
                                                                                     For the
                                                                                    Six Months              For the
                                                                                       Ended              Year Ended
                                                                                      3/31/99               9/30/98
                                                                                   ------------          ------------
                                                                                    (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income ................................................          $ 24,787,906          $ 42,612,702
    Net realized gain on investment, futures and foreign currency
      related transactions ...............................................             1,812,099            17,428,853
    Net unrealized gain (loss) on investment, futures and foreign currency
      related transactions ...............................................           (25,258,286)           13,393,733
                                                                                    ------------          ------------
    Net increase in net assets resulting from operations .................             1,341,719            73,435,288
                                                                                    ------------          ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ......................................................            (3,150,254)           (5,050,600)
    Institutional Class ..................................................           (20,292,903)          (28,236,789)
    Service Class ........................................................            (2,084,342)             (194,059)
    Investor A Class .....................................................              (159,226)           (9,446,081)
    Investor B Class .....................................................              (309,566)             (398,527)
    Investor C Class .....................................................               (89,082)              (27,851)
                                                                                    ------------          ------------
    Total distribution from net investment income ........................           (26,085,373)          (43,353,907)
                                                                                    ------------          ------------
Net realized gains:
    BlackRock Class ......................................................           (13,661,822)           (3,729,958)
    Institutional Class ..................................................            (1,870,281)             (450,932)
    Service Class ........................................................            (1,451,220)           (1,587,760)
    Investor A Class .....................................................              (110,191)              (23,612)
    Investor B Class .....................................................              (256,534)              (55,299)
    Investor C Class .....................................................               (67,797)               (1,658)
                                                                                    ------------          ------------
    Total distributions from net realized gains ..........................           (17,417,845)           (5,849,219)
                                                                                    ------------          ------------
    Total distributions to shareholders ..................................           (43,503,218)          (49,203,126)
                                                                                    ------------          ------------
Capital share transactions ...............................................           118,448,566           259,333,943
                                                                                    ------------          ------------
    Total increase (decrease) in net assets ..............................            76,287,067           283,566,105
                                                                                    ------------          ------------
Net assets:
    Beginning of period ..................................................           855,534,355           571,968,250
                                                                                    ------------          ------------
    End of period ........................................................          $931,821,422          $855,534,355
                                                                                    ============          ============

See accompanying notes to financial statements.

                                                                           54-55

                                 BLACKROCK FUNDS

                                                                                Government                     GNMA
                                                                             Income Portfolio                Portfolio
                                                                      ---------------------------   --------------------------------
                                                                        For the                       For the           For the
                                                                       Six Months       For the      Six Months     Period 5/18/98 1
                                                                         Ended        Year Ended       Ended            through
                                                                        3/31/99         9/30/98       3/31/99           9/30/98
                                                                      ------------   ------------   -------------   ----------------
                                                                       (Unaudited)                   (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................................   $    905,705   $  1,235,776   $   3,464,051    $   2,681,619
    Net realized gain (loss)on investment, futures and foreign
      currency related transactions ...............................         87,007        754,990         359,789          687,615
    Net unrealized gain (loss) on investment, futures and foreign
      currency related transactions ...............................     (1,391,913)       607,625      (1,578,755)         482,471
                                                                      ------------   ------------   -------------    -------------
    Net increase (decrease) in net assets resulting from operations       (399,201)     2,598,391       2,245,085        3,851,705
                                                                      ------------   ------------   -------------    -------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................................             --             --              --               --
    Institutional Class ...........................................             --             --      (3,504,987)      (2,564,992)
    Service Class .................................................             --             --              (3)              (2)
    Investor A Class ..............................................       (199,308)      (331,498)        (22,811)          (2,179)
    Investor B Class ..............................................       (780,669)      (965,806)         (5,126)            (923)
    Investor C Class ..............................................        (65,999)       (69,148)            (13)              (2)
                                                                      ------------   ------------   -------------    -------------
    Total distribution from net investment income .................     (1,045,976)    (1,366,452)     (3,532,940)      (2,568,098)
                                                                      ------------   ------------   -------------    -------------
  Net realized gains:
    BlackRock Class ...............................................             --             --              --               --
    Institutional Class ...........................................             --             --        (216,280)              --
    Service Class .................................................             --             --              --               --
    Investor A Class ..............................................       (101,189)       (51,565)         (1,241)              --
    Investor B Class ..............................................       (445,394)      (226,059)           (413)              --
    Investor C Class ..............................................        (37,364)        (9,696)             (1)              --
                                                                      ------------   ------------   -------------    -------------
    Total distributions from net realized gains ...................       (583,947)      (287,320)       (217,935)              --
                                                                      ------------   ------------   -------------    -------------
    Total distributions to shareholders ...........................     (1,629,923)    (1,653,772)     (3,750,875)      (2,568,098)
                                                                      ------------   ------------   -------------    -------------
Capital share transactions ........................................     15,482,365     11,295,834      (2,010,711)     117,456,386
                                                                      ------------   ------------   -------------    -------------
    Total increase (decrease) in net assets .......................     13,453,241     12,240,453      (3,516,501)     118,739,993
                                                                      ------------   ------------   -------------    -------------
Net assets:
    Beginning of period ...........................................     32,761,188     20,520,735     118,739,993               --
                                                                      ------------   ------------   -------------    -------------
    End of period .................................................   $ 46,214,429   $ 32,761,188   $ 115,223,492    $ 118,739,993
                                                                      ============   ============   =============    =============


                                                                                   Managed                        International
                                                                               Income Portfolio                   Bond Portfolio
                                                                       --------------------------------     ------------------------
                                                                           For the                             For the
                                                                         Six Months         For the          Six Months     For the
                                                                            Ended         Year Ended            Ended     Year ended
                                                                           3/31/99          9/30/98            3/31/99      9/30/98
                                                                       ---------------  ---------------     ------------  ----------
                                                                        (Unaudited)                          (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................................  $    47,691,391   $    67,146,905   $    929,339  $  1,952,167
    Net realized gain (loss)on investment, futures and foreign
      currency related transactions ...............................        7,643,940        25,885,211        464,367     3,224,013
    Net unrealized gain (loss) on investment, futures and foreign
      currency related transactions ...............................      (41,882,181)       12,918,888        128,649       576,217
                                                                     ---------------   ---------------   ------------  ------------
    Net increase (decrease) in net assets resulting from operations       13,453,150       105,951,004      1,522,355     5,752,397
                                                                     ---------------   ---------------   ------------  ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................................               --                --             --            --
    Institutional Class ...........................................      (39,729,447)      (47,894,845)    (1,148,038)   (2,043,103)
    Service Class .................................................       (7,891,609)      (19,460,184)       (60,372)     (320,780)
    Investor A Class ..............................................         (466,370)         (829,070)       (43,971)      (64,752)
    Investor B Class ..............................................         (124,710)         (111,579)       (33,770)      (51,701)
    Investor C Class ..............................................             --                --          (31,066)      (37,046)
                                                                     ---------------   ---------------   ------------  ------------
    Total distribution from net investment income .................      (48,212,136)      (68,295,678)    (1,317,217)   (2,517,382)
                                                                     ---------------   ---------------   ------------  ------------
  Net realized gains:
    BlackRock Class ...............................................               --                --             --            --
    Institutional Class ...........................................      (19,011,738)       (2,168,258)      (237,345)   (1,522,323)
    Service Class .................................................       (3,866,356)       (1,199,800)       (12,747)     (266,359)
    Investor A Class ..............................................         (252,718)          (70,278)        (9,900)      (41,747)
    Investor B Class ..............................................          (71,999)           (4,924)        (8,562)      (38,402)
    Investor C Class ..............................................               --                --         (7,123)      (21,891)
                                                                     ---------------   ---------------   ------------  ------------
    Total distributions from net realized gains ...................      (23,202,811)       (3,443,260)      (275,677)   (1,890,722)
                                                                     ---------------   ---------------   ------------  ------------
    Total distributions to shareholders ...........................      (71,414,947)      (71,738,938)    (1,592,894)   (4,408,104)
                                                                     ---------------   ---------------   ------------  ------------
Capital share transactions ........................................       76,171,824       758,310,929      3,595,989    (3,333,959)
                                                                     ---------------   ---------------   ------------  ------------
    Total increase (decrease) in net assets .......................       18,210,027       792,522,995      3,525,450    (1,989,666)
                                                                     ---------------   ---------------   ------------  ------------
Net assets:
    Beginning of period ...........................................    1,612,231,266       819,708,271     50,497,190    52,486,856
                                                                     ---------------   ---------------   ------------  ------------
    End of period .................................................  $ 1,630,441,293   $ 1,612,231,266   $ 54,022,640  $ 50,497,190
                                                                     ===============   ===============   ============  ============


                                                                        High Yield
                                                                      Bond Portfolio
                                                                     ----------------

                                                                          For the
                                                                      Period 11/19/99 1
                                                                      through 03/31/99
                                                                     ----------------
                                                                       (Unaudited)
Increase (decrease) in net assets:
  Operations:
    Net investment income .........................................   $  1,505,026
    Net realized gain (loss)on investment, futures and foreign
      currency related transactions ...............................       (100,958)
    Net unrealized gain (loss) on investment, futures and foreign
      currency related transactions ...............................        453,742
                                                                      ------------
    Net increase (decrease) in net assets resulting from operations      1,857,810
                                                                      ------------
Distributions to shareholders from:
  Net investment income:
    BlackRock Class ...............................................             (3)
    Institutional Class ...........................................     (1,361,481)
    Service Class .................................................             (3)
    Investor A Class ..............................................        (37,685)
    Investor B Class ..............................................        (90,532)
    Investor C Class ..............................................        (22,837)
                                                                      ------------
    Total distribution from net investment income .................     (1,512,541)
                                                                      ------------
  Net realized gains:
    BlackRock Class ...............................................             --
    Institutional Class ...........................................             --
    Service Class .................................................             --
    Investor A Class ..............................................             --
    Investor B Class ..............................................             --
    Investor C Class ..............................................             --
                                                                      ------------
    Total distributions from net realized gains ...................             --
                                                                      ------------
    Total distributions to shareholders ...........................     (1,512,541)
                                                                      ------------
Capital share transactions ........................................     56,354,428
                                                                      ------------
    Total increase (decrease) in net assets .......................     56,699,697
                                                                      ------------
Net assets:
    Beginning of period ...........................................             --
                                                                      ------------
    End of period .................................................   $ 56,699,697
                                                                      ============

------------------------
1 Commencement of operations.

See accompanying notes to financial statements.

                                     56-57

                                 BLACKROCK FUNDS

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                      (LOSS) ON     DISTRIBUTIONS    IN EXCESS        FROM NET       IN EXCESS
                               VALUE         NET         INVESTMENTS      FROM NET        OF NET          REALIZED        OF NET
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT     INVESTMENT        CAPITAL        REALIZED
                             OF PERIOD     INCOME      AND UNREALIZED)     INCOME         INCOME           GAINS          GAINS
---------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/98 through 3/31/99 14    $10.03        $0.30          $(0.11)         $(0.30)         $   --           $   --          $  --
9/30/98                         9.89         0.59            0.12           (0.57)             --               --             --
6/3/97 1 through 9/30/97        9.82         0.19            0.07           (0.19)             --               --             --
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $10.03        $0.29          $(0.10)         $(0.30)         $   --           $   --          $  --
9/30/98                         9.89         0.56            0.14           (0.56)             --               --             --
9/30/97                         9.79         0.58            0.08           (0.56)             --               --             --
4/1/96 through 9/30/96          9.79         0.28           (0.01)          (0.27)             --               --             --
7/1/95 through 3/31/96          9.83         0.42              --           (0.41)          (0.04)           (0.01)            --
6/30/95                         9.71         0.58            0.13           (0.58)             --            (0.01)            --
6/30/94                         9.96         0.48           (0.25)          (0.48)             --               --             --
SERVICE CLASS
10/1/98 through 3/31/99 14    $10.03        $0.28          $(0.11)         $(0.28)         $   --           $   --          $  --
9/30/98                         9.89         0.66            0.01           (0.53)             --               --             --
9/30/97                         9.79         0.54            0.09           (0.53)             --               --             --
4/1/96 through 9/30/96          9.79         0.26           (0.01)          (0.25)             --               --             --
1/12/96 1 through 3/31/96       9.91         0.11           (0.12)          (0.11)             --               --             --
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.03        $0.26          $(0.11)         $(0.26)         $   --           $   --          $  --
9/30/98                         9.89         0.51            0.14           (0.51)             --               --             --
9/30/97                         9.79         0.52            0.09           (0.51)             --               --             --
4/1/96 through 9/30/96          9.79         0.25           (0.01)          (0.24)             --               --             --
1/12/96 1 through 3/31/96       9.91         0.10           (0.12)          (0.10)             --               --             --
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.03        $0.23          $(0.10)         $(0.24)         $   --           $   --          $  --
9/30/98                         9.89         0.41            0.17           (0.44)             --               --             --
11/18/96 1 through 9/30/97      9.86         0.41              --           (0.38)             --               --             --
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $10.03        $0.24          $(0.11)         $(0.24)         $   --           $   --          $  --
9/30/98                         9.89         0.44            0.14           (0.44)             --               --             --
2/24/97 1 through 9/30/97       9.87         0.26            0.02           (0.26)             --               --             --
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $10.48        $0.29          $(0.26)         $(0.29)         $   --           $(0.08)         $  --
9/30/98                        10.11         0.57            0.39           (0.59)             --               --             --
9/30/97                         9.92         0.59            0.19           (0.59)             --               --             --
9/30/96                        10.02         0.58           (0.11)          (0.57)             --               --             --
9/30/95                         9.64         0.58            0.38           (0.58)             --               --             --
9/30/94                        10.60         0.55           (0.86)          (0.55)             --            (0.10)            --
SERVICE CLASS
10/1/98 through 3/31/99 14    $10.48        $0.28          $(0.26)         $(0.28)         $   --           $(0.08)         $  --
9/30/98                        10.11         0.58            0.35           (0.56)             --               --             --
9/30/97                         9.92         0.56            0.19           (0.56)             --               --             --
9/30/96                        10.02         0.56           (0.12)          (0.54)             --               --             --
9/30/95                         9.64         0.56            0.37           (0.55)             --               --             --
9/30/94                        10.60         0.53           (0.86)          (0.53)             --            (0.10)            --
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.48        $0.26          $(0.25)         $(0.27)         $   --           $(0.08)         $  --
9/30/98                        10.11         0.53            0.38           (0.54)             --               --             --
9/30/97                         9.92         0.54            0.19           (0.54)             --               --             --
9/30/96                        10.03         0.55           (0.13)          (0.53)             --               --             --
9/30/95                         9.64         0.55            0.39           (0.55)             --               --             --
9/30/94                        10.60         0.53           (0.87)          (0.52)             --            (0.10)            --
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.48        $0.23          $(0.26)         $(0.23)         $   --           $(0.08)         $  --
9/30/98                        10.11         0.47            0.37           (0.47)             --               --             --
10/11/96 1 through 9/30/97      9.98         0.45            0.13           (0.45)             --               --             --
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $10.48        $0.23          $(0.26)         $(0.23)         $   --           $(0.08)         $  --
9/30/98                        10.11         0.47            0.37           (0.47)             --               --             --
10/8/96 1 through 9/30/97       9.98         0.45            0.13           (0.45)             --               --             --
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/98 through 3/31/99 14    $ 9.67        $0.29          $(0.22)         $(0.29)         $   --           $(0.10)         $  --
5/1/98 1 through 9/30/98        9.46         0.24            0.26           (0.24)             --            (0.05)            --


                                                                                                           RATIO OF NET
                                NET                 NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                               ASSET               ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET      TO AVERAGE
                               VALUE               END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                              END OF    TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET     (EXCLUDING     TURNOVER
                              PERIOD    RETURN      (000)     ASSETS        WAIVERS)         ASSETS          WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
---------------------------
LOW DURATION BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/98 through 3/31/99 14    $ 9.92    1.97%    $  94,159    0.40%2,5       0.73%2           8.12%2           7.79%2          71%
9/30/98                        10.03    7.44       140,493    0.40 5         0.80             7.12             6.72           227
6/3/97 1 through 9/30/97        9.89    2.68        68,300    0.40 2,5       0.73 2           6.58 2           6.25 2         371
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $ 9.92    1.90%    $ 173,330    0.55%2,5       0.88%2           8.03%2           7.70%2          71%
9/30/98                        10.03    7.28       166,887    0.55 5         0.95             7.02             6.62           227
9/30/97                         9.89    6.89       102,490    0.55 5         0.88             6.14             5.81           371
4/1/96 through 9/30/96          9.79    2.70       135,686    0.55 2,5       0.83 2           5.72 2           5.45 2         228
7/1/95 through 3/31/96          9.79    4.25        52,843    0.63 2,5       0.83 2           5.25 2           5.05 2         185
6/30/95                         9.83    6.99        44,486    0.57           1.05             6.08             5.60           586
6/30/94                         9.71    2.33        31,265    0.57           1.02             4.70             4.25           455
SERVICE CLASS
10/1/98 through 3/31/99 14    $ 9.92    1.75%    $  17,150    0.85%2,5       1.18%2           7.73%2           7.40%2          71%
9/30/98                        10.03    6.96        18,393    0.85 5         1.25             6.62             6.22           227
9/30/97                         9.89    6.57        82,873    0.85 5         1.18             5.86             5.53           371
4/1/96 through 9/30/96          9.79    2.54        91,870    0.85 2,5       1.13 2           5.40 2           5.13 2         228
1/12/96 1 through 3/31/96       9.79   (0.11)      181,670    0.85 2,5       1.05 2           5.25 2           5.05 2         185
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $ 9.92    1.66%3   $   2,090    1.01%2,5       1.34%2           7.53%2           7.20%2          71%
9/30/98                        10.03    6.78 3       2,850    1.02 5         1.42             6.59             6.19           227
9/30/97                         9.89    6.39 3       1,079    1.02 5         1.35             5.72             5.39           371
4/1/96 through 9/30/96          9.79    2.46 3         938    1.02 2,5       1.30 2           5.20 2           4.92 2         228
1/12/96 1 through 3/31/96       9.79   (0.15)3         719    1.01 2,5       1.21 2           4.94 2           4.74 2         185
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $ 9.92    1.28%4   $   3,863    1.68%2,5       2.01%2           6.43%2           6.10%2          71%
9/30/98                        10.03    5.99 4         398    1.76 5         2.16             5.82             5.42           227
11/18/96 1 through 9/30/97      9.89    4.31 4          13    1.73 2,5       2.06 2           4.96 2           4.63 2         371
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $ 9.92    1.28%4   $     528    1.70%2,5       2.03%2           6.55%2           6.22%2          71%
9/30/98                        10.03    5.99 4         342    1.75 5         2.15             5.70             5.30           227
2/24/97 1 through 9/30/97       9.89    2.91 4          72    1.72 2,5       2.05 2           5.00 2           4.67 2         371
--------------------------------------
INTERMEDIATE GOVERNMENT BOND PORTFOLIO
--------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $10.14    0.29%    $ 411,267    0.60%2,6       0.80%2           6.01%2           5.81%2          81%
9/30/98                        10.48    9.83       441,691    0.59 6         0.85             5.76             5.50           272
9/30/97                        10.11    8.08        96,605    0.55 6         0.86             6.00             5.69           291
9/30/96                         9.92    4.82       126,312    0.53 6         0.83             6.03             5.73           580
9/30/95                        10.02   10.28       134,835    0.42 6         0.79             5.94             5.57           247
9/30/94                         9.64   (3.08)      128,974    0.40           0.80             5.48             5.08             9
SERVICE CLASS
10/1/98 through 3/31/99 14    $10.14    0.14%    $  28,820    0.90%2,6       1.10%2           5.71%2           5.51%2          81%
9/30/98                        10.48    9.50        29,697    0.88 6         1.14             5.54             5.28           272
9/30/97                        10.11    7.75        50,535    0.85 6         1.16             5.70             5.39           291
9/30/96                         9.92    4.51        47,494    0.83 6         1.13             5.73             5.43           580
9/30/95                        10.02    9.99        49,762    0.69 6         1.06             5.67             5.30           247
9/30/94                         9.64   (3.31)       60,812    0.65           1.05             5.30             4.90             9
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.14    0.06%3   $  13,117    1.07%2,6       1.27%2           5.48%2           5.28%2          81%
9/30/98                        10.48    9.32 3       7,972    1.05 6         1.31             5.37             5.11           272
9/30/97                        10.11    7.57 3       5,374    1.02 6         1.33             5.54             5.23           291
9/30/96                         9.92    4.36 3       5,903    0.95 6         1.25             5.64             5.35           580
9/30/95                        10.03    9.98 3       9,802    0.70 6         1.07             5.67             5.30           247
9/30/94                         9.64   (3.36)3       8,508    0.65           1.05             5.24             4.84             9
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.14   (0.31)%4  $     486    1.82%2,6       2.02%2           4.78%2           4.58%2          81%
9/30/98                        10.48    8.51 4         361    1.79 6         2.05             4.66             4.40           272
10/11/96 1 through 9/30/97     10.11    5.94 4          28    1.77 2,6       2.08 2           4.75 2           4.44 2         291
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $10.14   (0.31)%4  $     334    1.82%2,6       2.02%2           4.79%2           4.59%2          81%
9/30/98                        10.48    8.51 4         299    1.78 6         2.04             4.51             4.25           272
10/8/96 1 through 9/30/97      10.11    5.94 4          51    1.71 2,6       2.02 2           4.57 2           4.26 2         291
---------------------------
INTERMEDIATE BOND PORTFOLIO
---------------------------
BLACKROCK CLASS
10/1/98 through 3/31/99 14    $ 9.35    0.81%    $  42,609    0.45%2,7       0.68%2           7.49%2           7.26%2         101%
5/1/98 1 through 9/30/98        9.67    8.86        48,365    0.45 2,7       0.72 2           6.96 2           6.69 2         221

See accompanying notes to financial statements.

                                     58-59

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                      (LOSS) ON     DISTRIBUTIONS    IN EXCESS        FROM NET       IN EXCESS
                               VALUE         NET         INVESTMENTS      FROM NET        OF NET          REALIZED        OF NET
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT     INVESTMENT        CAPITAL        REALIZED
                             OF PERIOD     INCOME      AND UNREALIZED)     INCOME         INCOME           GAINS          GAINS
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $ 9.67        $0.29          $(0.22)         $(0.29)          $  --           $(0.10)         $  --
9/30/98                         9.49         0.57            0.23           (0.57)             --            (0.05)            --
9/30/97                         9.32         0.58            0.17           (0.58)             --               --             --
9/30/96                         9.43         0.56           (0.09)          (0.55)             --            (0.03)            --
9/30/95                         9.05         0.56            0.38           (0.56)             --               --             --
9/30/94                        10.01         0.54           (0.88)          (0.56)             --            (0.06)            --
SERVICE CLASS
10/1/98 through 3/31/99 14    $ 9.67        $0.26          $(0.21)         $(0.27)          $  --           $(0.10)         $  --
9/30/98                         9.49         0.58            0.20           (0.55)             --            (0.05)            --
9/30/97                         9.32         0.55            0.17           (0.55)             --               --             --
9/30/96                         9.43         0.53           (0.09)          (0.52)             --            (0.03)            --
9/30/95                         9.05         0.54            0.38           (0.54)             --               --             --
9/30/94                        10.01         0.54           (0.91)          (0.53)             --            (0.06)            --
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $ 9.67        $0.25          $(0.21)         $(0.26)          $  --           $(0.10)         $  --
9/30/98                         9.49         0.53            0.23           (0.53)             --            (0.05)            --
9/30/97                         9.32         0.53            0.17           (0.53)             --               --             --
9/30/96                         9.43         0.52           (0.09)          (0.51)             --            (0.03)            --
9/30/95                         9.05         0.54            0.38           (0.54)             --               --             --
5/20/94 1 through 9/30/94       9.23         0.20           (0.17)          (0.21)             --               --             --
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $ 9.67        $0.23          $(0.22)         $(0.23)          $  --           $(0.10)         $  --
2/5/98 1 through 9/30/98        9.51         0.29            0.21           (0.29)             --            (0.05)            --
INVESTOR C CLASS
10/16/98 1 through 3/31/99 14 $ 9.65        $0.20          $(0.20)         $(0.20)          $  --           $(0.10)         $  --
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
10/1/98 through 3/31/99 14    $10.12        $0.29          $(0.28)         $(0.30)          $  --           $(0.20)         $  --
9/30/98                         9.82         0.61            0.40           (0.62)             --            (0.09)            --
5/1/97 1 through 9/30/97        9.57         0.26            0.24           (0.25)             --               --             --
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $10.12        $0.28          $(0.28)         $(0.29)          $  --           $(0.20)         $  --
9/30/98                         9.82         0.59            0.40           (0.60)             --            (0.09)            --
9/30/97                         9.55         0.62            0.26           (0.61)             --               --             --
4/1/96 through 9/30/96          9.61         0.30           (0.06)          (0.30)             --               --             --
7/1/95 though 3/31/96           9.85         0.47           (0.07)          (0.47)             --            (0.17)            --
6/30/95                         9.36         0.62            0.50           (0.62)             --            (0.01)            --
6/30/94                        10.37         0.55           (0.60)          (0.55)             --            (0.41)            --
SERVICE CLASS
10/1/98 through 3/31/99 14    $10.12        $0.27          $(0.28)         $(0.28)          $  --           $(0.20)         $  --
9/30/98                         9.82         0.56            0.40           (0.57)             --            (0.09)            --
9/30/97                         9.55         0.59            0.26           (0.58)             --               --             --
4/1/96 through 9/30/96          9.61         0.30           (0.07)          (0.29)             --               --             --
1/12/96 1 through 3/31/96       9.91         0.11           (0.30)          (0.11)             --               --             --
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.12        $0.26          $(0.28)         $(0.27)          $  --           $(0.20)         $  --
9/30/98                         9.82         0.55            0.40           (0.56)             --            (0.09)            --
9/30/97                         9.55         0.58            0.26           (0.57)             --               --             --
4/1/96 through 9/30/96          9.61         0.28           (0.06)          (0.28)             --               --             --
1/31/96 1 through 3/31/96       9.99         0.08           (0.38)          (0.08)             --               --             --
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.12        $0.22          $(0.28)         $(0.23)          $  --           $(0.20)         $  --
9/30/98                         9.82         0.47            0.40           (0.48)             --            (0.09)            --
9/30/97                         9.55         0.51            0.26           (0.50)             --               --             --
4/1/96 through 9/30/96          9.61         0.26           (0.07)          (0.25)             --               --             --
3/18/96 1 through 3/31/96       9.58         0.01            0.03           (0.01)             --               --             --
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $10.12        $0.22          $(0.28)         $(0.23)          $  --           $(0.20)         $  --
9/30/98                         9.82         0.47            0.40           (0.48)             --            (0.09)            --
2/28/97 1 through 9/30/97       9.64         0.29            0.17           (0.28)             --               --             --
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.84        $0.28          $(0.36)         $(0.30)          $  --           $(0.16)         $  --
9/30/98                        10.49         0.53            0.54           (0.61)             --            (0.11)            --
9/30/97                        10.20         0.73            0.30           (0.74)             --               --             --
9/30/96                        10.68         0.68           (0.22)          (0.66)             --            (0.28)            --
10/3/94 1 though 9/30/95       10.00         0.55            0.68           (0.55)             --               --             --


                                                                                                           RATIO OF NET
                                NET                 NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                               ASSET               ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET      TO AVERAGE
                               VALUE               END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                              END OF    TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET     (EXCLUDING     TURNOVER
                              PERIOD    RETURN      (000)     ASSETS        WAIVERS)         ASSETS          WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $ 9.35    0.73%    $ 486,284    0.60%2,7       0.83%2           7.35%2           7.12%2         101%
9/30/98                         9.67    8.81       490,674    0.59 7         0.86             7.18             6.91           221
9/30/97                         9.49    8.40       295,709    0.53 7         0.82             6.63             6.34           321
9/30/96                         9.32    5.10       207,909    0.53 7         0.83             6.27             5.97           670
9/30/95                         9.43   10.76       124,979    0.47 7         0.81             6.18             5.84           262
9/30/94                         9.05   (3.52)       71,896    0.45           0.88             5.54             5.11            92
SERVICE CLASS
10/1/98 through 3/31/99 14    $ 9.35    0.58%    $  27,170    0.90%2,7       1.13%2           7.05%2           6.82%2         101%
9/30/98                         9.67    8.48        25,946    0.89 7         1.16             6.95             6.68           221
9/30/97                         9.49    8.07        52,316    0.83 7         1.12             6.32             6.03           321
9/30/96                         9.32    4.79        45,362    0.83 7         1.13             5.98             5.67           670
9/30/95                         9.43   10.46        36,718    0.74 7         1.09             5.90             5.55           262
9/30/94                         9.05   (3.80)       35,764    0.70           1.13             5.33             4.90            92
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $ 9.35    0.50%3   $   2,403    1.07%2,7       1.30%2           6.97%2           6.74%2         101%
9/30/98                         9.67    8.30 3       1,648    1.06 7         1.33             6.80             6.53           221
9/30/97                         9.49    7.89 3       1,116    1.00 7         1.29             6.14             5.85           321
9/30/96                         9.32    4.74 3         935    0.97 7         1.27             5.83             5.53           670
9/30/95                         9.43   10.35 3         647    0.76 7         1.11             5.89             5.55           262
5/20/94 1 through 9/30/94       9.05    0.31 3          87    0.85 2         1.28 2           5.35 2           4.92 2          92
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $ 9.35    0.12%4   $     714    1.75%2,7       1.98%2           5.97%2           5.74%2         101%
2/5/98 1 through 9/30/98        9.67    7.83 4         111    1.75 2         2.02 2           5.54 2           5.27 2         221
INVESTOR C CLASS
10/16/98 1 through 3/31/99 14 $ 9.35    0.12%4   $      98    1.77%2,7       2.00%2           6.14%2           5.91%2         101%
-------------------
CORE BOND PORTFOLIO
-------------------
BLACKROCK CLASS
10/1/98 through 3/31/99 14    $ 9.63    0.18%    $ 121,570    0.40%2,8       0.67%2           6.23%2           5.96%2         144%
9/30/98                        10.12   10.74        92,723    0.40 8         0.74             6.42             6.08           405
5/1/97 1 through 9/30/97        9.82    5.30        48,139    0.40 2,8       0.69 2           6.70 2           6.41 2         441
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $ 9.63    0.10%    $ 707,818    0.55%2,8       0.82%2           6.05%2           5.78%2         144%
9/30/98                        10.12   10.57       673,823    0.55 8         0.89             6.28             5.94           405
9/30/97                         9.82   10.03       393,657    0.55 8         0.85             6.81             6.52           441
4/1/96 through 9/30/96          9.55    2.55       162,626    0.55 2,8       0.84 2           6.75 2           6.45 2         308
7/1/95 though 3/31/96           9.61    3.93        64,707    0.66 2,8       0.91 2           5.89 2           5.64 2         723
6/30/95                         9.85   11.79        32,191    0.55           1.75             6.62             5.43           435
6/30/94                         9.36   (0.69)       12,507    0.55           2.65             5.61             3.51           722
SERVICE CLASS
10/1/98 through 3/31/99 14    $ 9.63   (0.05)%   $  76,781    0.85%2,8       1.12%2           5.76%2           5.49%          144%
9/30/98                        10.12   10.24        70,111    0.85 8         1.19             6.05             5.71           405
9/30/97                         9.82    9.71       122,308    0.85 8         1.14             6.59             6.31           441
4/1/96 through 9/30/96          9.55    2.40       117,207    0.85 2,8       1.14 2           6.33 2           6.04 2         308
1/12/96 1 through 3/31/96       9.61   (1.90)      232,040    0.85 2,8       1.10 2           5.46 2           5.21 2         723
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $ 9.63   (0.14)%3  $   6,427    1.02%2,8       1.29%2           5.60%2           5.33%2         144%
9/30/98                        10.12   10.04 3       5,108    0.98 8         1.32             5.78             5.44           405
9/30/97                         9.82    9.52 3       2,441    1.01 8         1.30             6.31             6.02           441
4/1/96 through 9/30/96          9.55    2.36 3         320    1.02 2,8       1.31 2           6.29 2           6.00 2         308
1/31/96 1 through 3/31/96       9.61   (2.96)3         80     1.02 2,8       1.27 2           5.43 2           5.19 2         723
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $ 9.63   (0.51)%4  $  13,983    1.77%2,8       2.04%2           4.85%2           4.58%2         144%
9/30/98                        10.12    9.20 4      11,734    1.76 8         2.10             5.03             4.69           405
9/30/97                         9.82    8.71 4       5,295    1.75 8         2.04             5.61             5.32           441
4/1/96 through 9/30/96          9.55    1.98 4       1,497    1.72 2,8       2.01 2           5.68 2           5.39 2         308
3/18/96 1 through 3/31/96       9.61   (0.33)4          77    1.77 2,8       2.02 2           4.71 2           4.46 2         723
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $ 9.63   (0.51)%4  $   5,242    1.75%2,8       2.02%2           4.93%2           4.66%2         144%
9/30/98                        10.12    9.20 4       2,035    1.73 8         2.07             4.92             4.58           405
2/28/97 1 through 9/30/97       9.82    4.82 4         128    1.74 2,8       2.03 2           5.41 2           5.12 2         441
---------------------------
GOVERNMENT INCOME PORTFOLIO
---------------------------
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.30   (0.67)%3  $   7,026    1.07%2,9       1.39%2           5.77%2           5.45%2         111%
9/30/98                        10.84   11.13 3       6,045    1.05 9         1.63             5.86             5.28           477
9/30/97                        10.49   10.48 3       4,876    1.02 9         1.74             8.02             7.30           393
9/30/96                        10.20    4.43 3       3,651    0.91 9         1.67             8.59             7.83           434
10/3/94 1 though 9/30/95       10.68   14.27 3       2,990    0.37 2,9       1.81 2           6.89 2           5.44 2         258

See accompanying notes to financial statements.

                                     60-61

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                NET                       NET GAIN                     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                      (LOSS) ON     DISTRIBUTIONS    IN EXCESS        FROM NET       IN EXCESS
                               VALUE         NET         INVESTMENTS      FROM NET        OF NET          REALIZED        OF NET
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT     INVESTMENT        CAPITAL        REALIZED
                             OF PERIOD     INCOME      AND UNREALIZED)     INCOME         INCOME           GAINS          GAINS
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.84        $0.24          $(0.36)         $(0.26)          $  --           $(0.16)         $  --
9/30/98                        10.49         0.54            0.50           (0.58)             --            (0.11)            --
9/30/97                        10.20         0.66            0.30           (0.67)             --               --             --
9/30/96                        10.68         0.60           (0.21)          (0.59)             --            (0.28)            --
10/3/94 1 through 9/30/95      10.00         0.50            0.68           (0.50)             --               --             --
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $10.84        $0.26          $(0.38)         $(0.26)          $  --           $(0.16)         $  --
9/30/98                        10.49         0.51            0.53           (0.58)             --            (0.11)            --
2/28/97 1 through 9/30/97      10.30         0.37            0.20           (0.38)             --               --             --
--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $10.11        $0.29          $(0.10)         $(0.30)          $  --           $(0.02)         $  --
5/18/98 1 through 9/30/98      10.00         0.23            0.10           (0.22)             --               --             --
SERVICE CLASS
10/1/98 through 3/31/99 14    $10.11        $0.28          $(0.10)         $(0.29)          $  --           $(0.02)         $  --
5/18/98 1 through 9/30/98      10.00         0.27            0.04           (0.20)             --               --             --
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.11        $0.28          $(0.11)         $(0.28)          $  --           $(0.02)         $  --
5/18/98 1 through 9/30/98      10.00         0.20            0.11           (0.20)             --               --             --
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.11        $0.23          $(0.10)         $(0.24)          $  --           $(0.02)         $  --
5/18/98 1 through 9/30/98      10.00         0.17            0.11           (0.17)             --               --             --
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $10.11        $0.22          $(0.09)         $(0.24)          $  --           $(0.02)         $  --
5/18/98 1 through 9/30/98      10.00         0.23            0.05           (0.17)             --               --             --
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $10.64        $0.31          $(0.23)         $(0.31)          $  --           $(0.15)         $  --
9/30/98                        10.41         0.67            0.26           (0.65)             --            (0.05)            --
9/30/97                        10.09         0.68            0.32           (0.68)             --               --             --
9/30/96                        10.38         0.64           (0.21)          (0.62)             --            (0.10)            --
9/30/95                         9.79         0.65            0.60           (0.65)          (0.01)              --             --
9/30/94                        11.17         0.64           (1.21)          (0.64)          (0.02)           (0.14)         (0.01)
SERVICE CLASS
10/1/98 through 3/31/99 14    $10.64        $0.30          $(0.23)         $(0.30)          $  --           $(0.15)         $  --
9/30/98                        10.41         0.60            0.30           (0.62)             --            (0.05)            --
9/30/97                        10.09         0.66            0.31           (0.65)             --               --             --
9/30/96                        10.38         0.61           (0.20)          (0.60)             --            (0.10)            --
9/30/95                         9.79         0.63            0.60           (0.63)          (0.01)              --             --
9/30/94                        11.17         0.59           (1.18)          (0.62)          (0.02)           (0.14)         (0.01)
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.64        $0.29          $(0.23)         $(0.29)          $  --           $(0.15)         $  --
9/30/98                        10.41         0.59            0.29           (0.60)             --            (0.05)            --
9/30/97                        10.09         0.65            0.31           (0.64)             --               --             --
9/30/96                        10.38         0.59           (0.20)          (0.58)             --            (0.10)            --
9/30/95                         9.79         0.60            0.60           (0.60)          (0.01)              --             --
9/30/94                        11.18         0.57           (1.19)          (0.60)          (0.02)           (0.14)         (0.01)
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.64        $0.25          $(0.23)         $(0.25)          $  --           $(0.15)         $  --
9/30/98                        10.41         0.52            0.29           (0.53)             --            (0.05)            --
7/15/97 1 through 9/30/97      10.39         0.09            0.02           (0.09)             --               --             --
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $11.24        $0.20           $0.13          $(0.29)          $  --           $(0.06)         $  --
9/30/98                        10.95         0.45            0.83           (0.57)             --            (0.42)            --
9/30/97                        11.71         0.78            0.42           (1.47)             --            (0.49)            --
6/10/96 1 through 9/30/96      11.37         0.21            0.30           (0.17)             --               --             --
SERVICE CLASS
10/1/98 through 3/31/99 14    $11.24        $0.18           $0.13          $(0.27)          $  --           $(0.06)         $  --
9/30/98                        10.95         0.18            1.06           (0.53)             --            (0.42)            --
9/30/97                        11.71         1.36           (0.19)          (1.44)             --            (0.49)            --
2/1/96 through 9/30/96         11.39         0.89           (0.29)          (0.28)             --               --             --
3/1/95 through 1/31/96         10.52         0.62            1.13           (0.88)             --               --             --
2/28/95                        10.75         0.62           (0.48)          (0.13)             --            (0.24)            --
2/28/94                        10.76         0.65            0.46           (0.90)             --            (0.22)            --


                                                                                                           RATIO OF NET
                                NET                 NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                               ASSET               ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET      TO AVERAGE
                               VALUE               END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                              END OF    TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET     (EXCLUDING     TURNOVER
                              PERIOD    RETURN      (000)     ASSETS        WAIVERS)         ASSETS          WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.30   (1.05)%4 $   36,475    1.82%2,9       2.14%2           4.98%2           4.66%2         111%
9/30/98                        10.84   10.31 4      25,165    1.80 9         2.38             5.03             4.45           477
9/30/97                        10.49    9.66 4      14,796    1.77 9         2.49             7.26             6.54           393
9/30/96                        10.20    3.68 4      11,119    1.64 9         2.40             7.81             7.05           434
10/3/94 1 through 9/30/95      10.68   13.52 4      10,188    1.05 2,9       2.50 2           6.17 2           4.72 2         258
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $10.30   (1.05)%4 $    2,713    1.82%2,9       2.14%2           4.98%2           4.66%2         111%
9/30/98                        10.84   10.31 4       1,551    1.80 9         2.38             4.98             4.40           477
2/28/97 1 through 9/30/97      10.49    5.64 4         849    1.70 2,9       2.42 2           7.11 2           6.39 2         393
--------------
GNMA PORTFOLIO
--------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $ 9.98    1.91%   $  113,560    0.60%2,11      0.96%2           6.04%2           5.68%2          59%
5/18/98 1 through 9/30/98      10.11    3.31       118,039    0.60 2,11      0.97 2           6.12 2           5.75 2          56
SERVICE CLASS
10/1/98 through 3/31/99 14    $ 9.98    1.76%   $       --    0.90%2,11      1.26%2           5.74%2           5.38%2          59%
5/18/98 1 through 9/30/98      10.11    3.18            --    0.57 2,11      0.94 2           8.95 2           8.58 2          56
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $ 9.98    1.67%3  $    1,451    1.07%2,11      1.43%2           5.61%2           5.25%2          59%
5/18/98 1 through 9/30/98      10.11    3.12 3         535    1.06 2,11      1.43 2           5.69 2           5.32 2          56
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $ 9.98    1.29%4  $      212    1.82%2,11      2.18%2           4.80%2           4.44%2          59%
5/18/98 1 through 9/30/98      10.11    2.85 4         166    1.70 2,11      2.07 2           4.53 2           4.16 2          56
INVESTOR C CLASS
10/1/98 through 3/31/99 14    $ 9.98    1.29%4  $       --    1.82%2,11      2.18%2           4.80%2           4.44%2          59%
5/18/98 1 through 9/30/98      10.11    2.85 4          --    0.57 2,11      0.94 2           5.26 2           4.90 2          56
------------------------
MANAGED INCOME PORTFOLIO
------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $10.26    0.82%   $1,321,315    0.65%2,10      0.78%2           6.66%2            6.53%2        127%
9/30/98                        10.64    9.25     1,335,054    0.63 10        0.81             6.71              6.53          376
9/30/97                        10.41   10.25       537,260    0.58 10        0.83             6.99              6.74          428
9/30/96                        10.09    4.33       564,744    0.58           0.81             6.17              5.95          638
9/30/95                        10.38   13.27       443,148    0.57           0.77             6.44              6.24          203
9/30/94                         9.79   (5.27)      395,060    0.55           0.77             6.11              5.89           61
SERVICE CLASS
10/1/98 through 3/31/99 14    $10.26    0.67%   $  285,915    0.95%2,10      1.08%2           6.35%2            6.22%2        127%
9/30/98                        10.64    8.93       257,641    0.93 10        1.11             6.52              6.34          376
9/30/97                        10.41    9.93       266,750    0.88 10        1.13             6.76              6.51          428
9/30/96                        10.09    4.05       165,073    0.88           1.11             5.87              5.65          638
9/30/95                        10.38   12.97       116,846    0.85           1.05             6.14              5.94          203
9/30/94                         9.79   (5.49)       67,655    0.80           1.02             5.95              5.73           61
INVESTOR A CLASS
10/1/98 through 3/31/99 14    $10.26    0.59%3  $   17,396    1.11%2,10      1.24%2           6.13%2            6.00%2        127%
9/30/98                        10.64    8.74 3      14,897    1.10 10        1.28             6.44              6.26          376
9/30/97                        10.41    9.74 3      15,230    1.05 10        1.30             6.54              6.29          428
9/30/96                        10.09    3.83 3      11,193    1.05           1.29             5.67              5.44          638
9/30/95                        10.38   12.74 3      11,977    1.05           1.25             5.96              5.76          203
9/30/94                         9.79   (5.76)3      10,921    1.00           1.22             5.66              5.44           61
INVESTOR B CLASS
10/1/98 through 3/31/99 14    $10.26    0.21%4  $    5,815    1.86%2,10      1.99%2           5.41%2            5.28%2        127%
9/30/98                        10.64    7.94 4       4,639    1.82 10        2.00             5.32              5.14          376
7/15/97 1 through 9/30/97      10.41    1.35 4         468    1.31 2,10      1.56 2           4.68 2            4.43 2        428
----------------------------
INTERNATIONAL BOND PORTFOLIO
----------------------------
INSTITUTIONAL CLASS
10/1/98 through 3/31/99 14    $11.22    3.01%   $   45,218    1.03%2,12      1.09%2           3.71%2            3.65%2        132%
9/30/98                        11.24   12.51        43,672    1.01 12        1.16             4.08              3.93          225
9/30/97                        10.95   11.59        43,310    0.98 12        1.08             5.28              5.18          272
6/10/96 1 through 9/30/96      11.71    4.48        30,882    0.92 2         1.32 2           6.28 2            5.88 2        108
SERVICE CLASS
10/1/98 through 3/31/99 14    $11.22    2.86%   $    2,841    1.33%2,12      1.39%2           3.41%2            3.35%2        132%
9/30/98                        11.24   12.17         2,359    1.31 12        1.46             3.79              3.64          225
9/30/97                        10.95   11.23         6,708    1.29 12        1.39             5.02              4.92          272
2/1/96 through 9/30/96         11.71    5.39         7,836    1.09 2         1.20 2           3.82 2            3.72 2        108
3/1/95 through 1/31/96         11.39   16.79        37,627    1.23 2         1.23 2           5.62 2            5.62 2        159
2/28/95                        10.52    1.50        45,657    1.24           1.24             5.96              5.96          131
2/28/94                        10.75   10.24        46,888    1.38           1.38             6.00              6.00          128

See accompanying notes to financial statements.

                                     62-63

                                 BLACKROCK FUNDS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                NET                       NET GAIN                     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
                               ASSET                      (LOSS) ON     DISTRIBUTIONS    IN EXCESS        FROM NET       IN EXCESS
                               VALUE         NET         INVESTMENTS      FROM NET        OF NET          REALIZED        OF NET
                             BEGINNING   INVESTMENT    (BOTH REALIZED    INVESTMENT     INVESTMENT        CAPITAL        REALIZED
                             OF PERIOD     INCOME      AND UNREALIZED)     INCOME         INCOME           GAINS          GAINS
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/98 through 3/31/99 14     $11.24       $0.16           $0.14          $(0.26)          $  --           $(0.06)         $  --
9/30/98                         10.95        0.47            0.76           (0.52)             --            (0.42)            --
9/30/97                         11.71        1.10            0.05           (1.42)             --            (0.49)            --
4/22/96 1 through 9/30/96       11.37        0.26            0.32           (0.24)             --               --             --
INVESTOR B CLASS
10/1/98 through 3/31/99 14     $11.24       $0.12           $0.14          $(0.22)          $  --           $(0.06)         $  --
9/30/98                         10.95        0.40            0.74           (0.43)             --            (0.42)            --
9/30/97                         11.71        1.06              --           (1.33)             --            (0.49)            --
4/19/96 1 through 9/30/96       11.36        0.22            0.33           (0.20)             --               --             --
INVESTOR C CLASS
10/1/98 through 3/31/99 14     $11.24       $0.11           $0.15          $(0.22)          $  --           $(0.06)         $  --
9/30/98                         10.95        0.54            0.60           (0.43)             --            (0.42)            --
9/30/97                         11.71        1.15           (0.09)          (1.33)             --            (0.49)            --
9/11/96 1 through 9/30/96       11.58        0.02            0.12           (0.01)             --               --             --
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
11/19/98 1 through 3/31/99 14  $10.00       $0.35           $0.11          $(0.35)          $  --           $   --          $  --
INSTITUTIONAL CLASS
11/19/98 1 through 3/31/99 14  $10.00       $0.35           $0.11          $(0.35)          $  --           $   --          $  --
SERVICE CLASS
11/19/98 1 through 3/31/99 14  $10.00       $0.33           $0.11          $(0.33)          $  --           $   --          $  --
INVESTOR A CLASS
11/19/98 1 through 3/31/99 14  $10.00       $0.33           $0.11          $(0.33)          $  --           $   --          $  --
INVESTOR B CLASS
11/19/98 1 through 3/31/99 14  $10.00       $0.30           $0.11          $(0.30)          $  --           $   --          $  --
INVESTOR C CLASS
11/19/98 1 through 3/31/99 14  $10.00       $0.29           $0.11          $(0.29)          $  --           $   --          $  --


                                                                                                           RATIO OF NET
                                NET                 NET                RATIO OF EXPENSES                 INVESTMENT INCOME
                               ASSET               ASSETS    RATIO OF      TO AVERAGE     RATIO OF NET      TO AVERAGE
                               VALUE               END OF   EXPENSES TO    NET ASSETS   INVESTMENT INCOME   NET ASSETS     PORTFOLIO
                              END OF    TOTAL      PERIOD  AVERAGE NET     (EXCLUDING    TO AVERAGE NET     (EXCLUDING     TURNOVER
                              PERIOD    RETURN      (000)     ASSETS        WAIVERS)         ASSETS          WAIVERS)        RATE
------------------------------------------------------------------------------------------------------------------------------------
INVESTOR A CLASS
10/1/98 through 3/31/99 14     $11.22    2.77%3   $  1,948    1.50%2,12      1.56%2           3.22%2            3.16%2        132%
9/30/98                         11.24   11.98 3      1,705    1.48 12        1.63             3.59              3.44          225
9/30/97                         10.95   11.02 3      1,015    1.42 12        1.52             4.49              4.39          272
4/22/96 1 through 9/30/96       11.71    5.13 3        176    1.45 2         1.86 2           5.29 2            4.88 2        108
INVESTOR B CLASS
10/1/98 through 3/31/99 14     $11.22    2.39%4   $  2,015    2.24%2,12      2.30%2           2.47%2            2.41%2        132%
9/30/98                         11.24   11.15 4      1,512    2.22 12        2.37             2.83              2.68          225
9/30/97                         10.95   10.11 4        979    2.12 2,12      2.22             3.65              3.55          272
4/19/96 1 through 9/30/96       11.71    4.90 4        136    2.09 2         2.49 2           4.61 2            4.21 2        108
INVESTOR C CLASS
10/1/98 through 3/31/99 14     $11.22    2.39%4   $  2,001    2.24%2,12      2.30%2           2.46%2            2.40%2        132%
9/30/98                         11.24   11.15 4      1,249    2.22 12        2.37             2.83              2.68          225
9/30/97                         10.95   10.13 4        474    2.11 12        2.21             3.57              3.47          272
9/11/96 1 through 9/30/96       11.71    1.24 4         19    1.53 2         1.93 2           2.79 2            2.38 2        108
-------------------------
HIGH YIELD BOND PORTFOLIO
-------------------------
BLACKROCK CLASS
11/19/98 1 through 3/31/99 14  $10.11    4.51%    $     --    0.55%2,13      1.06%2           8.11%2            7.60%2        119%
INSTITUTIONAL CLASS
11/19/98 1 through 3/31/99 14  $10.11    4.65%    $ 45,697    0.70%2,13      1.21%2           9.62%2            9.11%2        119%
SERVICE CLASS
11/19/98 1 through 3/31/99 14  $10.11    4.35%    $     --    1.00%2,13      1.51%2           8.11%2            7.60%2        119%
INVESTOR A CLASS
11/19/98 1 through 3/31/99 14  $10.11    4.48%3   $  2,948    1.17%2,13      1.68%2           9.11%2            8.60%2        119%
INVESTOR B CLASS
11/19/98 1 through 3/31/99 14  $10.11    4.14%4   $  6,532    1.92%2,13      2.43%2           8.36%2            7.85%2        119%
INVESTOR C CLASS
11/19/98 1 through 3/31/99 14  $10.11    4.06%4   $  1,523    1.92%2,13      2.43%2           8.38%2            7.87%2        119%

 1 Commencement of operations of share class.
 2 Annualized.
 3 Sales load not reflected in total return.
 4 Contingent deferred sales load not reflected in total return.
 5 Including interest expense, ratios for the BlackRock, Investor B and Investor
   C classes  would  have been  2.53%,  3.81% and 3.83%,  respectively,  for the period ended March 31, 1999, 1.59%, 3.08% and 2.98%, respectively, for the period ended September 30, 1998, 1.01%, 2.19% and 2.23%, respectively, for the period ended September 30, 1997, the Institutional, Service and Investor A would have been 2.68%, 2.98% and 3.14%, respectively, for the period ended March 31, 1999, 1.80%, 1.98% and 2.32%, respectively, for the period ended September 30, 1998, 1.54%, 1.85% and 2.02%, respectively, for the period ended September 30, 1997, 0.64%, 0.97% and 1.12%, respectively, for the period ended September 30, 1996, and 0.96%, 1.18% and 1.34%, respectively, for the period ended March 31, 1996.
 6 Including interest expense,  ratios for the Investor B and Investor C classes would have been 2.18% and 2.18%, respectively, for the period ended March 31, 1999, 1.84% and 1.81% respectively, for the period ended September 30, 1998, 1.90% and 1.78%, respectively, for the period ended September 30, 1997, the Institutional, Service and Investor A would have been 0.96%, 1.26% and 1.43%, respectively, for the period ended March 31, 1999, 0.63%, 0.91% and 1.09%, respectively, for the period ended September 30 1998, 0.67%, 0.97% and 1.14%, respectively, for the period ended September 30, 1997, 0.70%, 1.00% and 1.14%, respectively, for the period ended September 30, 1996, 0.42%, 0.69% and 0.70%, respectively, for the period ended September 30, 1995.
 7 Including  interest expense,  ratios for the Investor C would have been 3.09%
   for the period ended March 31, 1999, the BlackRock class would have been 1.77% for the period ended March 31, 1999 and 1.43% for the period ended September 30, 1998, the Institutional, Service, Investor A and Investor B classes would have been 1.92%, 2.22%, 2.40 and 3.07%, respectively, for the period ended March 31, 1999, 1.72%, 2.06%, 2.22% and 2.79%, respectively, for the period ended September 30, 1998, 0.98%, 1.27% and 1.44%, respectively, for the period ended September 30, 1997, 0.83%, 1.14% and 1.27%, respectively, for the period ended September 30, 1996, 0.55%, 0.82% and 0.84%, respectively, for the period ended September 30, 1995.
 8 Including  interest expense,  ratios for the BlackRock and Investor C classes would have been 0.76% and 2.11%, respectively, for the period ended March 31, 1999, 0.68% and 1.90%, respectively, for the period ended September 30, 1998, 0.56% and 1.93%, respectively, for the period ended September 30, 1997, the Institutional, Service, Investor A, and Investor B would have been 0.91%, 1.21%, 1.38% and 2.13%, respectively, for the period ended March 31, 1999, 0.83%, 1.18%, 1.27% and 2.01%, respectively, for the period ended September 30, 1998, 0.84%, 1.35%, 1.36% and 2.17%, respectively, for the period ended September 30, 1997, 0.80%, 1.08%, 1.27% and 2.00%, respectively, for the
   period  ended  September  30,  1996  and  0.75%,   0.94%,  1.11%  and  1.86%,
   respectively, for the period ended March 31, 1996. For the periods prior to March 31, 1996, interest income was presented net of interest expense.
 9 Including  interest expense,  ratios for the Investor C class would have been
   2.50% for the period ended March 31, 1999, 2.14% for the period ended September 30, 1998, 3.24% for the period ended September 30, 1997, the Investor A and Investor B classes would have been 1.75% and 2.49%, respectively, for the period ended March 31, 1999, 1.46% and 2.01%, respectively, for the period ended September 30, 1998, 1.41% and 2.14%, respectively, for the period ended September 30, 1997, 2.96% and 3.69%, respectively, for the period ended September 30, 1996, and 0.92% and 1.60%, respectively, for the period ended September 30, 1995.
10 Including interest expense, ratios for the Institutional, Service, Investor A and Investor B classes would have been 1.34%, 1.64%, 1.80% and 2.55%, respectively, for the period ended March 31, 1999, and 1.30%, 1.69%, 1.90% and 2.43% respectively, for the period ended September 30, 1998, 0.92%, 1.27%, 1.41% and 2.14%, respectively, for the period ended September 30, 1997, For periods prior to October 1, 1996, interest income was presented net of interest expense.
11 Including interest expense, ratios for the Institutional,  Service,  Investor
   A, Investor B, and Investor C classes would have been 0.72%, 1.02%, 1.19%, 1.94% and 1.94%, respectively, for the period ended March 31, 1999, 0.63%, 0.74%, 1.10%, 1.73% and 0.08%, respectively, for the period ended September 30,1998.
12 Including interest expense, ratios for the Institutional,  Service,  Investor
   A, Investor B and Investor C classes would have been 1.03%, 1.33%, 1.50%, 2.24% and 2.24%, respectively, for the period ended March 31, 1999, 1.01%, 1.31%, 1.48%, 2.22% and 2.22%, respectively, for the period ended September 30, 1998, and 0.98%, 1.30%, 1.42%, 2.12% and 2.11%, respectively, for the period ended September 30, 1997.
13 Including interest expense, ratios for the BlackRock, Institutional, Service, Investor A, Investor B and Investor C classes would have been 0.60%, 0.75%, 1.05%, 1.22%, 1.97% and 1.97%, respectively, for the period ended March 31, 1999.
14 Unaudited.

                                     64-65

                                 BLACKROCK FUNDS

                    NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


     BlackRock Funds(SM) ("the Fund") was organized on December 22, 1988, as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund currently has 36 publicly-offered portfolios, 9 of which are included in these financial statements (the "Portfolios"). Each Portfolio is authorized to issue an unlimited number of shares with a par value of $0.001. Portfolios of the Fund offer as many as six classes of shares. Shares of all classes of a Portfolio represent equal pro rata interests in such Portfolio, except that each class bears different expenses which reflect the difference in the range of services provided to them. The following table provides a list of the Portfolios included in this report along with a summary of their respective class- specific fee arrangements as provided under the Fund's Amended and Restated Distribution and Service Plan (the "Plan"). Fees are expressed as a percentage of average daily net asset values of the respective classes.

------------------------------------------------------------------------------------------------------------------------------------
   Portfolio                                                        Share Classes
------------------------------------------------------------------------------------------------------------------------------------
                       BlackRock       Institutional          Service          Investor A          Investor B        Investor C
------------------------------------------------------------------------------------------------------------------------------------
                  Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual Contractual Actual
                      Fees    Fees(4)    Fees    Fees(4)  Fees(1)   Fees(4)  Fees(2)   Fees(4)  Fees(3)   Fees(4)  Fees(3)   Fees(4)
------------------------------------------------------------------------------------------------------------------------------------
Low Duration
  Bond                None     None      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
Intermediate
  Government Bond      N/A      N/A      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
Intermediate Bond     None     None      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
Core Bond             None     None      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
Government Income      N/A      N/A       N/A      N/A      N/A       N/A     0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
GNMA                   N/A      N/A      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
Managed Income         N/A      N/A      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    None
----------------------------------------------------------------------------------------------------------------------------------
International Bond     N/A      N/A      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
----------------------------------------------------------------------------------------------------------------------------------
High Yield Bond       None     None      None     None     0.30%     0.30%    0.50%     0.40%    1.15%     1.15%    1.15%    1.15%
------------------------------------------------------------------------------------------------------------------------------------

(1) -- the maximum annual contractual fees are comprised of a .15% service fee and .15% shareholder processing fee.
(2) -- the maximum annual contractual fees are comprised of a .10% distribution fee, .25% service fee and .15% shareholder processing fee.
(3) -- the maximum annual contractual fees are comprised of a .75% distribution fee, .25% service fee and .15% shareholder processing fee.
(4) -- the actual fees are as of March 31, 1999.

     In addition, Institutional and Service shares bear a Transfer Agent fee at an annual rate not to exceed .03% and Investor A, Investor B and Investor C shares bear a Transfer Agent fee at an annual rate not to exceed .10% of the average daily net asset of such respective classes.

     Purchases of Class B shares and Class C shares are subject to contingent deferred sales charges ("CDSCs") if shares are redeemed, declining over 6 years from a high of 4.5% for Class B shares and 1% if shares are redeemed within 12 months of their purchase for Class C shares. CDSCs collected by the Portfolios totaled $77,344 for Class B shares and $1,622 for Class C shares for the six months ended March 31, 1999.

(A)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires the use of management estimates. Actual results could differ from the estimates.

     SECURITY VALUATION -- Portfolio securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, portfolio securities are valued at the mean between the last reported bid and asked prices. Corporate bonds and tax-exempt bonds are valued on the basis of quotations provided by a pricing service which uses information with respect to transactions on bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term obligations with maturities of 60 days or less are valued at amortized cost which approximates market value. Discounts and premiums on debt securities are amortized for book and tax purposes using the effective yield-to-maturity method over the term of the instrument. Securities for which market quotations are not readily available are valued at fair valued as determined in accordance with procedures adopted by the Board of Directors. As of March 31, 1999 there were no securities valued in accordance with such procedure.

                                 BLACKROCK FUNDS

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared by each Portfolio each day on "settled" shares (i.e. shares for which the particular Portfolio has received payment in federal funds) and are paid monthly. Over the course of a year, substantially all of each Portfolio's net investment income will be declared as dividends. The amount of the daily dividend for each Portfolio will be based on periodic projections of its net investment income. Net realized capital gains, if any, will be distributed at least annually. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to differences between generally accepted accounting principles and tax accounting principles related to the character of income and expense recognition.

     FEDERAL TAXES -- No provision is made for federal taxes as it is the Fund's intention to have each Portfolio continue to qualify as a regulated investment company and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the International Bond Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

     (I) market value of investment securities, assets and liabilities at the current rate of exchange; and

     (II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Bond Portfolio isolates that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

     The International Bond Portfolio reports certain foreign currency related transactions as components of realized and unrealized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS -- The International Bond Portfolio enters into forward foreign currency contracts as a hedge against either specific transactions or portfolio positions. These contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. Such contracts, which protect the value of the International Bond Portfolio's investment securities against a decline in the value of currency, do not eliminate fluctuations in the underlying prices of the securities. They simply establish an exchange rate at a future date. Also, although such contracts tend to minimize the risk of loss due to a decline in the value of a hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of such foreign currency increase. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

     The aggregate principal amounts of the contracts are not recorded as the International Bond Portfolio intends to settle the contracts prior to delivery. Under the terms of foreign currency contracts open at March 31, 1999, the International Bond Portfolio is obligated to deliver or receive currency in exchange for U.S. dollars as indicated below:

                                                                      UNREALIZED
                                                       VALUE AT       FOREIGN
SETTLEMENT           CURRENCY             CONTRACT     MARCH 31,      EXCHANGE
   DATE                SOLD                AMOUNT        1999        GAIN/(LOSS)
----------   ----------------------     -----------   -----------    ----------
04/16/99     Australian Dollar ......   $ 2,330,894   $ 2,346,588    $  (15,694)
04/16/99     Canadian Dollar ........     4,002,680     3,960,225        42,455
04/16/99     Canadian Dollar ........     2,279,144     2,304,073       (24,929)
04/16/99     Canadian Dollar ........       398,023       397,746           277
04/16/99     Danish Krone ...........     1,858,745     1,784,241        74,504
04/16/99     European Currency Unit .    19,942,092    19,063,048       879,044
04/16/99     Great British Pound ....     6,344,000     6,301,856        42,144
04/16/99     Great British Pound ....     4,338,419     4,321,566        16,853
04/16/99     Japanese Yen ...........     3,131,005     2,990,917       140,088
04/16/99     Japanese Yen ...........     2,970,255     2,949,107        21,148
04/16/99     Swedish Krone ..........     1,829,625     1,759,772        69,853
                                        -----------   -----------    ----------
                                        $49,424,882   $48,179,139    $1,245,743
                                        ===========   ===========    ==========

                                 BLACKROCK FUNDS

                                                                     UNREALIZED
                                                       VALUE AT      FOREIGN
SETTLEMENT           CURRENCY             CONTRACT     MARCH 31,     EXCHANGE
   DATE               BOUGHT               AMOUNT        1999       GAIN/(LOSS)
----------   ----------------------     -----------   -----------   ----------
04/16/99     Australian Dollar ......    $2,318,427    $2,346,588     $ 28,161
04/16/99     Canadian Dollar ........     3,949,551     3,977,461       27,910
04/16/99     European Currency Unit .     3,272,475     3,233,400      (39,075)
                                         ----------    ----------     --------
                                         $9,540,453    $9,557,449     $ 16,996
                                         ==========    ==========     ========

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. Expenses not directly attributable to a specific Portfolio or class are allocated among all of the Portfolios or classes of the Fund based on their relative net assets.

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by the Fund's custodian or an authorized securities depository.

     REVERSE REPURCHASE AGREEMENTS -- The Fund enters into reverse repurchase agreements with qualified, third party brokers-dealers as determined by and under the direction of the Fund's Board of Trustees. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it identifies for segregation certain liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement.

                                                            LOW DURATION     INTERMEDIATE      GOVERNMENT       MANAGED
                                                               BOND             BOND            INCOME          INCOME
                                                             PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                            ------------     ------------      ----------     ------------
   Average daily balance of reverse repurchase
      agreements outstanding during the period
      ended March 31, 1999 ...............................  $123,022,324     $141,485,788      $5,425,502     $225,732,099
   Weighted Average Interest Rate ........................          4.98%            5.00%           4.96%            4.23%
   Maximum Amount of reverse repurchase
      agreements outstanding at any month-end
      during the period ended March 31, 19991 ............  $151,662,727     $185,041,187      $8,444,412     $391,893,759
   Percentage of total assets ............................         40.38%           26.42%          17.55%           19.85%
   Amount of reverse repurchase agreements
      outstanding at March 31, 1999 ......................  $ 82,867,014     $105,104,027      $1,481,022     $250,077,145
   Percentage of total assets ............................         22.06%           15.01%           3.08%           12.67%

---------------
1 The maximum amount of reverse repurchase agreements outstanding at any month end occurred on December 31, 1998, February 28, 1999, January 31, 1999 and February 28, 1999, respectively.

     FUTURES TRANSACTIONS -- The Fund invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Certain Portfolios may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, the Portfolio is required to deposit cash or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the Portfolio each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio's basis in the contracts. Risks of entering into futures contracts include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Portfolio could lose more than the original margin deposit required to initiate a futures transaction.

                                 BLACKROCK FUNDS

     OPTION SELLING/PURCHASING -- The Fund invests in financial options contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Fund sells or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

     Written Option transactions entered into during the six months ended March 31, 1999 are summarized as follows:

                                                                  Managed
                                       Core Bond                   Income
                               -----------------------    ----------------------
                               Number of                  Number of
                               Contracts     Premium      Contracts     Premium
                               ---------    ---------     ---------    ---------
   Balance at 9/30/98 .......         --     $     --            --     $     --
   Written ..................      2,500      304,688         4,000      487,500
                               ---------    ---------     ---------    ---------
   Balance at 3/31/99 .......      2,500     $304,688         4,000     $487,500
                               =========    =========     =========    =========

     TBA PURCHASE COMMITMENTS -- The Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of a Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

     MORTGAGE DOLLAR ROLLS -- Each Portfolio may enter into mortgage dollar rolls (principally using TBA's) in which the Portfolio sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Portfolio accounts for such dollar rolls as purchases and sales and receives compensation as consideration for entering into the commitment to repurchase. A Portfolio must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities a Portfolio is required to purchase may decline below the agreed upon repurchase price of those securities.

     In a "fee" roll, the compensation is recorded as deferred income and amortized to income over the roll period. In a "drop" roll, the compensation is paid via a lower price for the security upon its repurchase. The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price fixed and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. A Portfolio engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

     SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans (including rights to draw on letters of credit) at March 31, 1999 is as follows:

                                                   Value of         Income
                                Market Value of   Collateral      Earned on
   Portfolio                   Securities Loaned   Received  Securities Loaned*
   ---------                   -----------------  ----------- ------------------
   Intermediate Bond Portfolio .  $   434,576     $   455,119      $ 2,317
   Core Bond Portfolio .........   42,111,603      43,457,569       12,562
   Government Income Portfolio .    3,135,340       3,247,250          182
   Managed Income Portfolio ....   54,812,952      56,337,231       12,836

     *Income is included in Interest Income on the Statement of Operations.

                                 BLACKROCK FUNDS

     OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

     Some countries in which the Portfolios invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

     The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Portfolios may be inhibited.


(B)  TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory Agreement, BlackRock Advisors, Inc. ("BlackRock"), a wholly-owned subsidiary of BlackRock, Inc., serves as investment adviser to the Portfolios. BlackRock Financial Management, Inc., ("BFM") a wholly-owned subsidiary of BlackRock, serves as sub-adviser for all of the Portfolios. BlackRock, Inc. is an indirect majority-owned subsidiary of PNC Bank Corp.

     For its advisory services, BlackRock is entitled to receive fees, computed daily and paid monthly, at the following annual rates, based on each Portfolio's average daily net assets:

                                       Each Portfolio
                                 Except the International        International
                                      Bond Portfolio             Bond Portfolio
                                     & GNMA Portfolio           & GNMA Portfolio
                                 ------------------------       ----------------
                                        Investment                 Investment
   Average Daily Net Assets            Advisory Fee               Advisory Fee
   ------------------------      ------------------------       ----------------
   first $1 billion .............         .500%                       .550%
   $1 billion -- $2 billion .....         .450                        .500
   $2 billion -- $3 billion .....         .425                        .475
   greater than $3 billion ......         .400                        .450

     For the period ended March 31, 1999, advisory fees and waivers for each Portfolio were as follows:

                                            Gross                   Net Advisory
                                        Advisory Fee      Waiver        Fee
                                        ------------     ---------  ------------
   Low Duration Bond Portfolio ........  $  771,984     $  438,973  $  333,011
   Intermediate Government
     Bond Portfolio ...................   1,161,662        373,638     788,024
   Intermediate Bond Portfolio ........   1,399,575        596,168     803,407
   Core Bond Portfolio ................   2,187,667      1,153,921   1,033,746
   Government Income Portfolio ........     101,811         40,609      61,202
   GNMA Portfolio .....................     322,166        159,810     162,356
   Managed Income Portfolio ...........   3,888,896      1,000,849   2,888,047
   International Bond Portfolio .......     142,054         12,559     129,495
   High Yield Bond Portfolio ..........      79,604         74,001       5,603

     BlackRock pays BFM, Inc. fees for its sub-advisory services.

     PFPC, Inc. ("PFPC") an indirect wholly-owned subsidiary of PNC Bank Corp., BlackRock and BlackRock Distributors, Inc. ("BDI") act as co-administrators for the Fund. The combined administration fee is computed daily and payable monthly, based on a percentage of the average daily net assets of each Portfolio, at the following annual rates: .23% of the first $500 million, .21% of the next $500 million and .19% of assets in excess of $1 billion.

                                 BLACKROCK FUNDS


     For the period ended March 31, 1999, administration fees and waivers for each Portfolio were as follows:

                                        Gross                          Net
                                    Administration                Administration
                                         Fee           Waiver          Fee
                                    --------------   ----------   --------------
   Low Duration Bond Portfolio .....  $  338,316       $63,228     $  275,088
   Intermediate Government
     Bond Portfolio ................     512,676        80,113        432,563
   Intermediate Bond Portfolio .....     630,314        41,836        588,478
   Core Bond Portfolio .............     937,251        42,269        894,982
   Government Income Portfolio .....      46,769        23,634         23,135
   GNMA Portfolio ..................     134,724        52,868         81,856
   Managed Income Portfolio ........   1,695,973            --      1,695,973
   International Bond Portfolio ....      59,395         2,582         56,813
   High Yield Bond Portfolio .......      36,527         7,224         29,303

     Prior to February 1, 1999, BlackRock may have, at its discretion, waived all or any portion of its advisory fees for any Portfolio. In addition, PFPC, BlackRock and BDI may have, at their discretion, voluntarily waived all or any portion of their administration fees for any Portfolio.


     In the interest of limiting the expenses of the Portfolios, BlackRock and the Fund have entered into an expense limitation agreement effective February 1, 1999. The agreement sets a limit on certain of the operating expenses of each Portfolio for the next year and requires BlackRock to waive or reimburse fees or expenses if these operating expenses exceed that limit. These expense limits (which apply to expenses charged on Portfolio assets as a whole, but not expenses separately charged to the different share classes of a Portfolio) as a percentage of average daily net assets are:

   Low Duration Bond Portfolio ................................   .385%
   Intermediate Government Bond Portfolio .....................   .475%
   Intermediate Bond Portfolio ................................   .435%
   Core Bond Portfolio ........................................   .380%
   Government Income Portfolio ................................   .550%
   GNMA Portfolio .............................................   .485%
   Managed Income Portfolio ...................................   .485%
   International Bond Portfolio ...............................   .865%
   High Yield Bond Portfolio ..................................   .525%

     If in the following two years the operating expenses of a Portfolio that previously received a waiver or reimbursement from BlackRock are less than the expense limit for that Portfolio, the Portfolio is required to repay BlackRock up to the amount of fees waived or expenses reimbursed under the agreement if:
(1) the Portfolio has more than $50 million in assets, (2) BlackRock continues to be the Portfolio's investment adviser and (3) the Board of Trustees of the Fund has approved the payments to BlackRock on a quarterly basis.


     At March 31, 1999, the amount of advisory fee waiver and reimbursement of expenses by BlackRock subject to possible reimbursement under the expense limitation agreement were as follows:

   Low Duration Bond Portfolio ...........................    $ 142,698
   Intermediate Government Bond Portfolio ................      133,170
   Intermediate Bond Portfolio ...........................      185,556
   Core Bond Portfolio ...................................      361,326
   Government Income Portfolio ...........................       24,743
   GNMA Portfolio ........................................       46,003
   Managed Income Portfolio ..............................      292,109
   International Bond Portfolio ..........................        4,463
   High Yield Bond Portfolio .............................       60,517

     In addition, PFPCTrust Co. (formerly PNC Bank, National Association) serves as custodian for each of the Fund's Portfolios. PFPC serves as transfer and dividend disbursing agent.

                                 BLACKROCK FUNDS

     Under the Fund's Distribution and Service Plan (the "Plan"), Investor Shares of the Portfolios bear the expense of payments ("distribution fees") made to BDI, as the Fund's distributor (the "Distributor"), or affiliates of PNC Bank, for distribution and sales support services. Under the Plan, the Fund has entered into arrangements with various Service Organizations (including PNC Bank and its affiliates) that provide support services to their customers who are the beneficial owners of shares in each Investor Class and the Service Class. Refer to the fee table in the "Notes to Financial Statements" for fee information.

(C)  PURCHASES AND SALES OF SECURITIES

     For the period ended March 31, 1999, purchases and sales of securities, other than short-term and government securities, were as follows:

                                                   Purchases           Sales
                                                --------------    --------------
   Low Duration Bond Portfolio ...............  $  101,372,259    $  101,156,497
   Intermediate Government Bond Portfolio ....      78,662,367       148,813,733
   Intermediate Bond Portfolio ...............     305,839,298       289,377,505
   Core Bond Portfolio .......................   1,082,614,411       558,539,532
   Government Income Portfolio ...............      33,181,825        30,164,858
   GNMA Portfolio ............................      47,547,647        26,662,244
   Managed Income Portfolio ..................   1,367,671,299     1,172,452,469
   International Bond Portfolio ..............      37,992,084        42,640,592
   High Yield Bond Portfolio .................     105,908,525        48,410,474

     For the period ended March 31, 1999, purchases and sales of government securities were as follows:

                                                   Purchases           Sales
                                                --------------    --------------
   Low Duration Bond Portfolio ...............  $  200,470,572    $  193,190,018
   Intermediate Government Bond Portfolio ....     337,813,546       265,304,322
   Intermediate Bond Portfolio ...............     483,337,019       417,937,329
   Core Bond Portfolio .......................     690,050,011       673,396,051
   Government Income Portfolio ...............      28,832,325        23,209,669
   GNMA Portfolio ............................      42,016,632        45,604,775
   Managed Income Portfolio ..................   1,306,867,703     1,241,574,446
   International Bond Portfolio ..............      18,521,398        15,932,188
   High Yield Bond Portfolio .................       2,004,063         2,000,781

                                 BLACKROCK FUNDS

(D)  CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                                 Low Duration Bond Portfolio
                                            --------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------           -----------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------           ---------        ------------
Shares sold:
     BlackRock Class ....................     353,873       $  3,519,380          10,953,938        $108,478,776
     Institutional Class ................   2,961,873         29,562,420           7,756,306          77,356,855
     Service Class ......................     207,611          2,066,761             804,858           7,979,540
     Investor A Class ...................   4,658,527         46,333,004           3,255,674          32,355,524
     Investor B Class ...................     404,740          4,020,641              44,066             437,617
     Investor C Class ...................      81,412            806,822              31,759             314,906
Shares issued in conversion:
     Institutional Class ................          --                 --           6,225,309          61,630,555
Shares issued in reinvestment
  of dividends:
     BlackRock Class ....................     263,262          2,624,582             506,324           5,019,138
     Institutional Class ................      40,719            405,679             111,942           1,108,874
     Service Class ......................      16,861            167,977              34,827             345,071
     Investor A Class ...................       3,646             36,320               6,222              61,676
     Investor B Class ...................         138              1,370                  48                 472
     Investor C Class ...................          24                244                  48                 476
Shares redeemed:
     BlackRock Class ....................  (5,131,087)       (51,146,560)         (4,357,893)        (43,261,535)
     Institutional Class ................  (2,166,896)       (21,564,352)         (7,815,690)        (77,483,136)
     Service Class ......................    (329,266)        (3,274,697)         (7,382,461)        (73,660,500)
     Investor  A Class ..................  (4,735,804)       (47,112,875)         (3,086,710)        (30,685,324)
     Investor  B Class ..................     (55,207)          (548,281)             (5,711)            (56,529)
     Investor  C Class ..................     (62,335)          (618,285)             (5,037)            (49,887)
                                            ---------       ------------           ---------        ------------
Net increase (decrease) .................  (3,487,909)      $(34,719,850)          7,077,819        $ 69,892,569
                                            =========       ============           =========        ============


                                                           Intermediate Government Bond Portfolio
                                            --------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------          ------------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------          ----------        ------------
Shares sold:
     Institutional Class ................   1,377,310        $14,136,673           5,388,703        $ 55,601,975
     Service Class ......................     554,784          5,712,351           2,085,488          21,357,363
     Investor A Class ...................   6,852,304         69,806,770             420,548           4,312,104
     Investor B Class ...................      26,248            269,966              37,733             387,253
     Investor C Class ...................       7,050             72,535              34,215             351,716
Shares issued in conversion:
     Institutional Class ................          --                 --          33,310,235         339,098,189
Shares issued in reinvestment
  of dividends:
     Institutional Class ................     286,536          2,939,970               5,852              59,670
     Service Class ......................      20,453            209,851                  --                  --
     Investor A Class ...................      19,417            199,710              25,882             264,001
     Investor B Class ...................         283              2,909                  36                 368
     Investor C Class ...................           1                 11                  --                   7
Shares redeemed:
     Institutional Class ................  (3,269,805)       (33,538,103)         (6,104,045)        (62,424,167)
     Service Class ......................    (568,195)        (5,823,190)         (4,249,778)        (43,949,478)
     Investor A Class ...................  (6,338,638)       (64,546,393)           (217,155)         (2,225,240)
     Investor B Class ...................     (13,065)          (133,220)             (6,083)            (62,159)
     Investor C Class ...................      (2,629)           (27,297)            (10,751)           (110,945)
                                           ----------       ------------          ----------        ------------
Net increase (decrease) .................  (1,047,946)      $(10,717,457)         30,720,880        $312,660,657
                                           ==========       ============          ==========        ============

                                 BLACKROCK FUNDS


                                                                  Intermediate Bond Portfolio
                                            --------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------          ------------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------          ----------        ------------
Shares sold:
     BlackRock Class ....................     403,346       $  3,798,491           4,981,102       $  47,321,273
     Institutional Class ................   5,741,767         54,132,734          11,557,172         110,245,081
     Service Class ......................     703,878          6,656,834           3,123,968          29,665,129
     Investor A Class ...................     235,151          2,218,806             149,506           1,420,708
     Investor B Class ...................      66,315            623,421              17,767             169,383
     Investor C Class ...................      12,919            121,712                  --                  --
Shares issued in conversion:
     Institutional Class ................          --                 --          25,659,119         242,478,670
Shares issued in reinvestment
  of dividends:
     BlackRock Class ....................      76,578            723,883              18,335             174,351
     Institutional Class ................     513,057          4,827,971             151,911           1,435,680
     Service Class ......................      43,834            413,407              33,520             317,235
     Investor A Class ...................       5,367             50,730               6,876              65,200
     Investor B Class ...................         663              6,260                  73                 697
     Investor C Class ...................          20                183                  --                  --
Shares redeemed:
     BlackRock Class ....................    (924,126)        (8,650,000)               (262)             (2,485)
     Institutional Class ................  (4,987,936)       (47,138,990)        (17,805,567)       (169,025,115)
     Service Class ......................    (525,101)        (4,942,298)         (5,989,510)        (57,406,495)
     Investor A Class ...................    (153,940)        (1,447,117)           (103,601)           (983,789)
     Investor B Class ...................      (2,198)           (21,162)             (6,332)            (60,382)
     Investor C Class ...................      (2,464)           (22,905)                 --                  --
                                            ---------       ------------          ----------       -------------
Net increase ............................   1,207,130       $ 11,351,960          21,794,077       $ 205,815,141
                                            =========       ============          ==========       =============



                                                                      Core Bond Portfolio
                                            --------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------          ------------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------          ----------        ------------
Shares sold:
     BlackRock Class ....................   5,049,741       $ 49,082,868           4,306,598       $  42,116,116
     Institutional Class ................  11,465,861        111,988,440          34,726,690         344,428,847
     Service Class ......................   1,733,799         16,969,608           8,725,323          86,107,989
     Investor A Class ...................     284,838          2,785,347             361,195           3,567,308
     Investor B Class ...................     389,802          3,827,215             763,581           7,536,362
     Investor C Class ...................     394,873          3,872,816             212,705           2,114,971
Shares issued in reinvestment
  of dividends:
     BlackRock Class ....................     398,899          3,902,691             330,228           3,250,694
     Institutional Class ................   1,407,904         13,724,000             555,928           5,446,836
     Service Class ......................     161,943          1,579,152             168,746           1,651,673
     Investor A Class ...................      23,382            229,037              19,882             195,729
     Investor B Class ...................      38,353            375,366              31,539             310,362
     Investor C Class ...................       1,618             15,826                 768               7,570
Shares redeemed:
     BlackRock Class ....................  (1,993,777)       (19,400,989)           (376,161)         (3,709,600)
     Institutional Class ................  (5,997,258)       (58,873,626)         (8,783,259)        (86,598,628)
     Service Class ......................    (854,997)        (8,346,169)        (14,421,591)       (143,884,759)
     Investor A Class ...................    (145,953)        (1,425,453)           (124,790)         (1,229,336)
     Investor B Class ...................    (136,427)        (1,334,680)           (174,749)         (1,726,105)
     Investor C Class ...................     (53,501)          (522,883)            (25,456)           (252,086)
                                           ----------       ------------         -----------       -------------
Net increase ............................  12,169,100       $118,448,566          26,297,177       $ 259,333,943
                                           ==========       ============         ===========       =============

                                 BLACKROCK FUNDS

                                                                  Government Income Portfolio
                                            --------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------          ------------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------          ----------        ------------
Shares sold:
     Investor A Class ...................     177,464        $ 1,879,554             325,203        $ 3,439,854
     Investor B Class ...................   1,481,058         15,600,869           1,133,444         12,022,192
     Investor C Class ...................     241,502          2,578,000             111,159          1,177,933
Shares issued in reinvestment
  of dividends:
     Investor A Class ...................      19,078            201,098              31,395            330,860
     Investor B Class ...................      71,275            750,966              67,664            713,719
     Investor C Class ...................       3,019             31,807               2,312             24,407
Shares redeemed:
     Investor A Class ...................     (72,135)          (753,785)           (263,954)        (2,785,911)
     Investor B Class ...................    (333,262)        (3,493,212)           (290,930)        (3,081,821)
     Investor C Class ...................    (124,191)        (1,312,932)            (51,448)          (545,399)
                                            ---------        -----------           ---------        -----------
Net increase ............................   1,463,808        $15,482,365           1,064,845        $11,295,834
                                            =========        ===========           =========        ===========


                                                                        GNMA Portfolio
                                            --------------------------------------------------------------------
                                             For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------          ------------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------          ----------        ------------
Shares sold:
     Institutional Class ................     488,500        $ 4,899,325             647,172         $ 6,506,570
     Service Class ......................          --                 --                  10                 100
     Investor A Class ...................     118,320          1,184,893              57,226             576,633
     Investor B Class ...................      10,568            106,606              16,426             165,246
     Investor C Class ...................          61                612                  10                 100
Shares issued in conversion:
     Institutional Class ................          --                 --          12,043,846         120,438,460
Shares issued in reinvestment
  of dividends:
     Institutional Class ................      20,941            210,038                  --                   2
     Service Class ......................          --                  4                  --                   2
     Investor A Class ...................         452              4,537                  29                 291
     Investor B Class ...................         452              4,547                  37                 370
     Investor C Class ...................          --                  3                  --                   1
Shares redeemed:
     Institutional Class ................    (808,663)        (8,093,651)         (1,014,462)        (10,187,732)
     Service Class ......................          --                 --                  --                  --
     Investor A Class ...................     (26,327)          (264,996)             (4,337)            (43,657)
     Investor B Class ...................      (6,225)           (62,628)                 --                  --
     Investor C Class ...................          --                 (1)                 --                  --
                                             --------        -----------          ----------        ------------
Net increase (decrease) .................    (201,921)       $(2,010,711)         11,745,957        $117,456,386
                                             ========        ===========          ==========        ============

-----------
1 Commencement of operations.

                                 BLACKROCK FUNDS


                                                                   Managed Income Portfolio
                                            --------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------          ------------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------          ----------        ------------
Shares sold:
     Institutional Class ................  10,961,003       $113,785,001          28,686,745       $ 301,709,745
     Service Class ......................  10,011,119        103,990,228          22,149,435         232,274,400
     Investor A Class ...................   1,367,274         14,195,318           9,725,828         101,726,116
     Investor B Class ...................     152,688          1,587,413             422,716           4,431,406
     Investor C Class ...................      13,539            139,989                  --                  --
Shares issued in conversion:
     Institutional Class ................          --                 --          70,076,349         730,896,316
Shares issued in reinvestment
  of dividends:
     Institutional Class ................   1,726,676         17,820,865             284,166           2,960,491
     Service Class ......................     569,123          5,895,880             335,029           3,503,288
     Investor A Class ...................      52,954            550,107              65,247             682,731
     Investor B Class ...................      15,869            164,799               7,746              81,187
     Investor C Class ...................          --                 --                  --                  --
Shares redeemed:
     Institutional Class ................  (9,375,908)       (97,650,765)        (25,254,987)       (264,941,084)
     Service Class ......................  (6,927,948)       (72,089,374)        (23,914,429)       (251,581,067)
     Investor A Class ...................  (1,124,770)       (11,685,184)         (9,855,158)       (103,016,193)
     Investor B Class ...................     (37,813)          (392,056)            (39,630)           (416,407)
     Investor C Class ...................     (13,539)          (140,397)                 --                  --
                                           ----------       ------------         -----------       -------------
Net increase ............................   7,390,267       $ 76,171,824          72,689,057       $ 758,310,929
                                           ==========       ============         ===========       =============




                                                                 International Bond Portfolio
                                            --------------------------------------------------------------------
                                              For the Six Months Ended                  For the Year Ended
                                                 3/31/99 (Unaudited)                          9/30/98
                                            ----------------------------          ------------------------------
                                             Shares             Value               Shares             Value
                                            ---------       ------------          ----------        ------------
Shares sold:
     Institutional Class ................     475,792        $ 5,336,790             807,871        $  8,882,021
     Service Class ......................     145,615          1,628,418             100,604           1,092,321
     Investor A Class ...................      32,543            364,120              90,092             969,639
     Investor B Class ...................      50,810            571,441              63,765             687,221
     Investor C Class ...................      75,896            850,049              95,780           1,035,900
Shares issued in reinvestment
  of dividends:
     Institutional Class ................      21,525            238,817             149,376           1,571,786
     Service Class ......................       2,960             33,045              24,714             260,973
     Investor A Class ...................       4,175             46,673               8,842              94,462
     Investor B Class ...................       2,026             22,625               5,400              57,581
     Investor C Class ...................       1,630             18,221               2,650              28,325
 Shares redeemed:
     Institutional Class ................    (353,743)        (3,967,941)         (1,026,741)        (11,137,837)
     Service Class ......................    (105,325)        (1,175,605)           (527,989)         (5,850,929)
     Investor A Class ...................     (14,932)          (167,628)            (39,912)           (429,622)
     Investor B Class ...................      (7,806)           (87,436)            (24,092)           (263,096)
     Investor C Class ...................     (10,309)          (115,600)            (30,616)           (332,704)
                                             --------        -----------          ----------        ------------
Net increase (decrease) .................     320,857        $ 3,595,989            (300,256)       $ (3,333,959)
                                             ========        ===========          ==========        ============

                                 BLACKROCK FUNDS

                                                 High Yield Bond Portfolio
                                           -----------------------------------
                                                     FOR THE PERIOD
                                           11/19/98 1 thru 3/31/99 (UNAUDITED)
                                           ----------------------------------
                                             Shares                  Value
                                            ---------            ------------
Shares sold:
     BlackRock Class ....................          10            $       100
     Institutional Class ................   4,595,533             46,112,359
     Service Class ......................          10                    100
     Investor A Class ...................     301,360              3,044,938
     Investor B Class ...................     655,641              6,629,843
     Investor C Class ...................     150,952              1,528,061
Shares issued in reinvestment
  of dividends:
     BlackRock Class ....................          --                      2
     Institutional Class ................          --                      2
     Service Class ......................          --                      2
     Investor A  Class ..................         383                  3,882
     Investor B Class ...................       1,675                 16,977
     Investor C Class ...................         257                  2,600
Shares redeemed:
     BlackRock Class ....................          --                     --
     Institutional Class ................     (75,698)              (761,909)
     Service Class ......................          --                     --
     Investor  A Class ..................     (10,209)              (103,097)
     Investor  B Class ..................     (11,206)              (113,183)
     Investor  C Class ..................        (620)                (6,249)
                                            ---------            -----------
Net increase ............................   5,608,088            $56,354,428
                                            =========            ===========


(E) AT MARCH 31, 1999, NET ASSETS CONSISTED OF:

                                                                Low           Intermediate
                                                              Duration         Government       Intermediate          Core
                                                                Bond              Bond              Bond              Bond
                                                              Portfolio        Portfolio         Portfolio          Portfolio
                                                           ----------------  ------------       ------------      ------------
     Capital paid-in ....................................  $292,288,159      $456,132,223       $560,877,553      $938,250,831
     Undistributed net investment income ................       364,357                --            273,518                --
     Distributions in excess of net
       investment income ................................            --          (204,052)                --        (1,297,467)
     Accumulated net realized gain (loss) on
       investment transactions
       and futures contracts ............................      (972,791)       (1,614,410)            10,736          (660,571)
     Net unrealized depreciation on
       investment transactions
       and futures contracts ............................      (559,874)         (289,851)        (1,883,795)       (4,471,371)
                                                           ------------      ------------       ------------      ------------
                                                           $291,119,851      $454,023,910       $559,278,012      $931,821,422
                                                           ============      ============       ============      ============

-------------------------
1 Commencement of operations.

                                 BLACKROCK FUNDS

                                                   Government                           Managed        International    High Yield
                                                    Income            GNMA              Income             Bond            Bond
                                                   Portfolio        Portfolio          Portfolio        Portfolio        Portfolio
                                                  ------------     ------------      --------------     ----------      -----------
     Capital paid-in ...........................   $46,833,778     $112,012,927      $1,633,713,096     $49,693,530     $56,354,428
     Undistributed net investment
       income ..................................            --           44,632                  --       1,776,865              --
     Distributions in excess of net
       investment income .......................      (140,271)              --            (520,745)             --          (7,515)
     Accumulated net realized gain (loss) on
       investment transactions, future
       contracts and foreign exchange
       contracts ...............................        28,508          829,469          10,175,390       1,324,981        (100,958)
     Net unrealized appreciation
       (depreciation) on investment
       transactions, future contracts and
       foreign exchange contracts ..............      (507,586)       2,336,464         (12,926,448)      1,227,264         453,742
                                                   -----------     ------------      --------------     -----------     -----------
                                                   $46,214,429     $115,223,492      $1,630,441,293     $54,022,640     $56,699,697
                                                   ===========     ============      ==============     ===========     ===========


(F)  CAPITAL LOSS CARRYOVERS

     At September 30, 1998, capital loss carryovers were available to offset possible future realized capital gains as follows:

                               Low Duration Bond Portfolio

             Capital Loss Carryforward               Year of Expiration
             -------------------------               ------------------
                       $470,894                            9/30/04
                        767,646                            9/30/03
                        525,941                            9/30/02


(G)  CONVERSION OF COMMON TRUST FUNDS

     On January 13, 1998, January 22, 1998 and February 9, 1998, the Board of Trustees of the Fund, the Board of Directors of PNC Bank and the Board of directors of PNC Bank, Delaware, respectively, approved an asset purchase agreement among the Fund, PNC Bank, Delaware regarding 25 common trust funds for which either PNC Bank or PNC Bank Delaware serve as trustee (each a "PNC Common Trust Fund"). The agreement provided for the acquisition by the Fund of all of the assets and liabilities of each PNC Common Trust Fund managed by the Advisor in a tax-free exchange for Institutional shares of the corresponding portfolio(s) of the Fund and the distribution of such Institutional shares to the participating trusts of the PNC Common Trust Funds in liquidation of the PNC Common Trust Funds.

     The following is a summary of shares issued, net assets converted, net assets value per share issued and unrealized appreciation of assets acquired as of the conversion date.

FUNDS CONVERTED ON MAY 18, 1998:

                                                                                                                       Unrealized
PNC                                       BlackRock               Shares         Net Assets      Net Assets Value     Appreciation
Common Trust Fund                           Fund                  Issued          Converted      Per Share Issued    (Depreciation)
---------------------------       -----------------------       -----------     ------------     ----------------     ------------
PNC Short Term Bond               Low Duration Bond               3,805,870     $ 37,678,109             $ 9.90          $  48,131
PNC Short Term Government         Low Duration Bond
   Bond                                                           2,419,439       23,952,446               9.90             (4,521)
PNC Intermediate Government       Intermediate Government
   Bond                             Bond                         33,310,235      339,098,189              10.18          1,048,107
PNC Intermediate Bond             Intermediate Bond              25,659,119      242,478,670               9.45            938,554
PNC Managed Income                Managed Income                 53,447,855      557,461,128              10.43          4,696,910
PNC Income                        Managed Income                 16,628,494      173,435,188              10.43          1,754,561
PNC GNMA                          GNMA                          120,043,846      120,438,460              10.00          3,432,748


                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                                 BLACKROCK FUNDS

Investment Adviser
   BlackRock Advisors,Inc.
   New York, New York 10154

Sub-Adviser
   BlackRock Financial Management,Inc.
   New York, New York 10154

Custodian
   PFPC Trust Co.
   Philadelphia, Pennsylvania 19103

Co-Administrator and Transfer Agent
   PFPC Inc.
   Wilmington, Delaware 19809

Co-Administrator and Distributor
   BlackRock Distributors, Inc.
   West Conshohocken, Pennsylvania 19428

Co-Administrator
   BlackRock Advisors, Inc.
   New York, New York 10154

Counsel
   Simpson, Thacher & Bartlett
   New York, New York 10017
   (A partnership which includes professional corporations)

Independent Accountants
   PricewaterhouseCoopers LLP
   Philadelphia, Pennsylvania 19103

To reduce expenses, the Fund will mail only one copy of annual and semi-annual reports and most prospectuses to your household, even if more than one person in the household has a Fund account. Please call (800) 441-7762 if you would like to receive additional reports or prospectuses.

                                 BLACKROCK FUNDS

                                  FUND SPECTRUM

BLACKROCK FUNDS IS A LEADING MUTUAL FUND COMPANY CURRENTLY MANAGING IN EXCESS OF $25 BILLION IN 36 PORTFOLIOS DESIGNED TO FIT A BROAD RANGE OF INVESTMENT GOALS. EACH PORTFOLIO IS MANAGED BY RECOGNIZED EXPERTS IN EQUITY, FIXED INCOME, INTERNATIONAL, AND TAX-FREE INVESTING WHO ADHERE TO A PURE INVESTMENT STYLE.(R)

STOCK PORTFOLIOS
     Large Cap Value Equity              Micro-Cap Equity
     Large Cap Growth Equity             International Equity
     Mid-Cap Value Equity                International Small Cap Equity
     Mid-Cap Growth Equity               International Emerging Markets
     Small Cap Value Equity              Select Equity
     Small Cap Growth Equity             Index Equity


STOCK & BOND PORTFOLIOS
     Balanced

BOND PORTFOLIOS
     Low Duration Bond                   GNMA
     Intermediate Government Bond        Managed Income
     Intermediate Bond                   International Bond
     Core Bond                           High Yield Bond
     Government Income

TAX-FREE BOND PORTFOLIOS
     Tax-Free Income                     Ohio Tax-Free Income
     Pennsylvania Tax-Free Income        Delaware Tax-Free Income
     New Jersey Tax-Free Income          Kentucky Tax-Free Income

MONEY MARKET PORTFOLIOS
     Money Market                        North Carolina Municipal Money Market
     U.S. Treasury Money Market          Ohio Municipal Money Market
     Municipal Money Market              Pennsylvania Municipal Money Market
     New Jersey Municipal Money Market   Virginia Municipal Money Market

                             SHAREHOLDER PRIVILEGES
24 HOUR ACCOUNT INFORMATION
Call us at 1-800-441-7762, 24 hours a day, 7 days a week to get information about your account balances, recent transactions and share prices. Note:
Institutional and Service Share Class investors should call 1-800-441-7764. You can also reach us on the Internet through the World Wide Web by accessing http://www.blackrock.com.

EXCHANGE PRIVILEGES
Should your investment goals change, shareholders in our Investor Class shares may exchange all or part of their investments into the same share class of any other portfolio of BlackRock Funds. (1)

AUTOMATIC INVESTMENT PLANS
Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock portfolios.

SYSTEMATIC WITHDRAWAL PLANS
Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $100 or more from their BlackRock portfolios, as long as their account is at least $1,000.

RETIREMENT PLANS
Shareholders may make investments in conjunction with individual IRAaccounts or rollover IRAs.

GENERAL INFORMATION ABOUT THE BLACKROCK FUNDS
If you would like additional reports or have questions regarding any of the 36 BlackRock Funds, please call 1-800-FUTURE4 (1-800-388-8734)

(1) BLACKROCK FUNDS RESERVES THE RIGHT TO MODIFY OR TERMINATE THE EXCHANGE PRIVILEGES AT ANY TIME.

[GRAPHIC OMITTED]
BLACKROCK
FUNDS
P.O. Box 8907
Wilmington, DE 19899









Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by PNC Bank, National Association or any other bank and shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, The Federal Reserve Board, or any other governmental agency. Investments in shares of the fund involve investment risks, including the possible loss of the principal amount invested.

                                                                   SR 3/31/99 TP